CONSECO
                                                                    Step up (TM)
December 31, 2001




Conseco Science & Technology Fund

Conseco 20 Fund

Conseco Equity Fund

Conseco Large-Cap Fund

Conseco Balanced Fund

Conseco Convertible Securities Fund

Conseco High Yield Fund

Conseco Fixed Income Fund




2001
ANNUAL
REPORT




CONSECO FUND GROUP.
Investing in step with your life.

--------------------------------------------------------------------------------


Formed in 1996, Conseco Fund Group (CFG) is headquartered on the corporate campus of Conseco, Inc. (Conseco) in Carmel, Ind., just a few miles north of Indianapolis.

This report presents eight actively managed mutual funds featuring investment objectives ranging from aggressive growth to more conservative income funds. Each fund offers four share classes to help investors precisely tailor their mutual fund portfolios.

CFG's funds reflect the investment philosophies of the funds investment adviser, Conseco Capital Management, Inc. (CCM), and equity sub-advisers, Oak Associates, ltd. (Oak) and Chicago Equity Partners, LLP (CEP). With a minimal initial investment of just $250, CFG's investors receive the same top-notch asset-management expertise and experience enjoyed by a variety of institutional and private clients.

Operating since 1981, CCM serves as CFG's investment adviser and manages shareholder investments in the fixed-income portion of the Conseco Balanced Fund, the Conseco Convertible Securities Fund, the Conseco High Yield Fund and the Conseco Fixed Income Fund. Driven by rigorous investigation and bottom-up analysis, CCM's investment philosophy is designed to help investors pursue growth and retain principal without undue risk. As of December 31, 2001, CCM had more than $31 billion in taxable and nontaxable assets under management.

CCM is a wholly-owned subsidiary of, and the principal investment adviser for, the insurance companies of Conseco, one of middle-Americas leading sources of insurance, investments and lending products. Through its subsidiaries and a nationwide network of distributors, Conseco provides products and services to more than 13 million customers.

Oak serves as sub-adviser for the Conseco Science & Technology Fund and the Conseco 20 Fund. Founded in 1985, Oak is a widely followed aggressive-growth manager that has demonstrated consistently low turnover and consistent investment performance from its portfolios of best ideas.

CEP serves as sub-adviser of the Conseco Equity Fund, the Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund. In business since 1989, CEP is known for low-turnover growth performance.

For the latest fund performance information and market news, visit Conseco Fund Group online at WWW.CONSECOFUNDS.COM.

                                                              CONSECO FUND GROUP
Table of Contents                                             2001 Annual Report
--------------------------------------------------------------------------------

A MESSAGE FROM THE PRESIDENT . . . . . . . . . . . . . . . .  ii
STATEMENTS OF ASSETS AND LIABILITIES . . . . . . . . . . . .   2
STATEMENTS OF OPERATIONS . . . . . . . . . . . . . . . . . .   4
STATEMENTS OF CHANGES IN NET ASSETS. . . . . . . . . . . . .   6
CONSECO SCIENCE & TECHNOLOGY FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  10
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  12
CONSECO 20 FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  14
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  16
CONSECO EQUITY FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  18
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  20
CONSECO LARGE-CAP FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  26
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  28
CONSECO BALANCED FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  32
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  34
CONSECO CONVERTIBLE SECURITIES FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  42
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  44
CONSECO HIGH YIELD FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  48
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  50
CONSECO FIXED INCOME FUND
  PORTFOLIO MANAGERS REVIEW. . . . . . . . . . . . . . . . .  54
  SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . . . . . .  56
NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . . . . . .  62
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . .  68
REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . .  77
BOARD OF TRUSTEES. . . . . . . . . . . . . . . . . . . . . .  78


     THIS REPORT IS FOR THE INFORMATION OF CONSECO FUND GROUP SHAREHOLDERS.
   IT IS AUTHORIZED FOR DISTRIBUTION TO OTHER PERSONS ONLY WHEN PRECEDED, OR ACCOMPANIED BY, A CURRENT PROSPECTUS THAT CONTAINS MORE COMPLETE INFORMATION,
                      INCLUDING CHARGES AND EXPENSES.

A MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------


Dear Fellow Shareholder:

     It was a year to remember, certainly one we won't forget. When we look back at 2001, September 11 will be the years defining event.

     In what had already been a challenging year for most investors, the tragedies in New York, Washington, D.C. and Pennsylvania heightened existing fears of a recession and prompted some investors to re-think their investment strategies. The result was a dramatic re-pricing of risk as investors flocked to safety and liquidity. After the initial tumult, the markets quickly began down the road to recovery.

     It is only natural for investors to be concerned with the economy. Economic growth began showing signs of laboring as 2000 came to an end, and continued to slow in the first half of 2001. The Federal Reserve (the "Fed") responded early in the year by easing monetary policy and continued to cut interest rates at an unprecedented pace, slicing the federal funds rate by nearly two-thirds in only 11 months. Unfortunately, it wasn't enough to keep the country out of a recession. In November, the National Bureau of Economic Research ended months of speculation by declaring that the economy had indeed entered into its first sustained period of negative growth in more than a decade.

     The good news is that the recession is nearing the length of the average post-war downturn, the economy is showing signs of life, and inflation remains a non-issue for now. Once again, the markets and the economy have proven that they are nothing if not resilient.

     Although the markets briefly came to life in early January and again in April, concerns about weakening corporate profits took a toll on the struggling domestic economy. Nearly every industry faced difficult times throughout the year.

     While stocks generally struggled for most of the year, bright spots could be found in the bond markets -- most notably, the investment-grade corporate arena. With the Feds rate-cutting action, many investors sought comfort in bonds. In fact, last year, net flows into high-grade corporate bond funds nearly matched those into equity funds.

     The performance of our fixed-income funds during the last year was impressive. The Conseco Fixed Income Fund returned 8.66%.1 And, the Conseco High Yield Fund rallied in the last three months of the year and ended at 4.78%.1

     We recognize that many of you have significant investments with the Conseco Fund Group equity funds. While performance lagged for these funds in 2001, with all our equity funds posting negative one-year returns, the last three months of the year were strikingly positive. All our equity funds posted positive returns during this time, and we are finding many reasons to be optimistic that this trend will continue as we enter 2002.

     While it is impossible to predict the future of the markets, investors can plan for future needs by staying focused on long-term investment goals. Depending on your personal objectives, it is important to keep your investment portfolio diversified to withstand the volatility of the market.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


     I encourage you to read the portfolio manager's commentaries on the ensuing pages to find out more specific information about a particular funds performance. Our confidence remains stronger than ever in the analysts and portfolio managers who make day-to-day decisions critical to your funds. As I stated in the 2001 Mid-Year Report, I believe that over the long haul, our holdings will realize their investment return goals.

     We appreciate the trust you have placed in us, and thank you for the continued support and confidence. We remain committed to the same exhaustive process that allows us to respond to the dynamics of the rapidly changing marketplace.



Sincerely,

MAXWELL E. BUBLITZ, CFA
President & Trustee
Conseco Fund Group

President & CEO
Conseco Capital Management, Inc.

Senior Vice President of Investments
Conseco, Inc.



(1) Class A shares at NAV. Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Performance is shown without maximum applicable sales load.

STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
December 31, 2001


                                                          CONSECO
                                                         SCIENCE &       CONSECO         CONSECO        CONSECO        CONSECO
                                                        TECHNOLOGY          20           EQUITY        LARGE-CAP      BALANCED
                                                           FUND            FUND           FUND           FUND           FUND
                                                       -------------  --------------  -------------  -------------  -------------
ASSETS:
Investments in securities at cost . . . . . . . . . .  $ 42,940,544   $ 267,897,656   $136,693,891   $ 23,191,953   $ 90,807,007
---------------------------------------------------------------------------------------------------------------------------------
Investments in securities at value. . . . . . . . . .  $ 24,615,873   $ 131,388,974   $146,733,494   $ 21,764,689   $ 88,233,887
Interest and dividends receivable . . . . . . . . . .         3,143          31,205        111,789         17,620        719,220
Receivable for securities sold. . . . . . . . . . . .       406,112               -              -              -              -
Receivable for Fund shares sold . . . . . . . . . . .        61,954       1,191,510        538,954        128,504        283,919
Cash. . . . . . . . . . . . . . . . . . . . . . . . .           308             354         30,950          1,092          6,483
Organization costs. . . . . . . . . . . . . . . . . .             -          19,665             65              -             65
Prepaid assets. . . . . . . . . . . . . . . . . . . .         2,696           2,370          5,244          4,554          6,259
---------------------------------------------------------------------------------------------------------------------------------
  Total assets. . . . . . . . . . . . . . . . . . . .    25,090,086     132,634,078    147,420,496     21,916,459     89,249,833
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . . . .        95,770         367,153        202,059         84,776        198,454
Accrued expenses. . . . . . . . . . . . . . . . . . .        28,159          96,666         77,230         33,808         53,384
Payable for Fund shares redeemed .. . . . . . . . . .       105,144       1,567,223      3,072,894         52,195         59,464
Payable for securities purchased. . . . . . . . . . .       672,993               -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
  Total liabilities . . . . . . . . . . . . . . . . .       902,066       2,031,042      3,352,183        170,779        311,302
---------------------------------------------------------------------------------------------------------------------------------
  Net assets. . . . . . . . . . . . . . . . . . . . .  $ 24,188,020   $ 130,603,036   $144,068,313   $ 21,745,680   $ 88,938,531
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . .  $ 61,558,747   $ 344,230,166   $183,507,726   $ 33,425,138   $103,004,137
Accumulated undistributed net investment
  income (loss) . . . . . . . . . . . . . . . . . . .             -               -         33,621              -         55,217
Accumulated undistributed net realized gains (losses)
  on investments. . . . . . . . . . . . . . . . . . .   (19,046,056)    (77,118,448)   (49,512,637)   (10,252,194)   (11,547,703)
Net unrealized appreciation (depreciation)
  on investments. . . . . . . . . . . . . . . . . . .   (18,324,671)   (136,508,682)    10,039,603     (1,427,264)    (2,573,120)
---------------------------------------------------------------------------------------------------------------------------------
Net assets. . . . . . . . . . . . . . . . . . . . . .  $ 24,188,020   $ 130,603,036   $144,068,313   $ 21,745,680   $ 88,938,531
=================================================================================================================================


                                                          CONSECO        CONSECO        CONSECO
                                                        CONVERTIBLE       HIGH           FIXED
                                                        SECURITIES        YIELD         INCOME
                                                           FUND           FUND           FUND
                                                       -------------  -------------  -------------
ASSETS:
Investments in securities at cost . . . . . . . . . .  $ 36,722,940   $121,528,087   $213,419,578
--------------------------------------------------------------------------------------------------
Investments in securities at value. . . . . . . . . .  $ 35,286,418   $111,571,668   $213,173,338
Interest and dividends receivable . . . . . . . . . .       233,631      2,453,628      2,781,547
Receivable for securities sold. . . . . . . . . . . .             -              -              -
Receivable for Fund shares sold . . . . . . . . . . .       336,802        552,939        987,837
Cash. . . . . . . . . . . . . . . . . . . . . . . . .        12,309            301         59,582
Organization costs. . . . . . . . . . . . . . . . . .             -         19,665             65
Prepaid assets. . . . . . . . . . . . . . . . . . . .        16,817          3,255          5,722
--------------------------------------------------------------------------------------------------
  Total assets. . . . . . . . . . . . . . . . . . . .    35,885,977    114,601,456    217,008,091
--------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . . . .        91,353        267,715        349,274
Accrued expenses. . . . . . . . . . . . . . . . . . .        40,186         60,471         88,460
Payable for Fund shares redeemed .. . . . . . . . . .       476,224        260,114      1,162,670
Payable for securities purchased. . . . . . . . . . .             -              -      5,696,567
--------------------------------------------------------------------------------------------------
  Total liabilities . . . . . . . . . . . . . . . . .       607,763        588,300      7,296,971
--------------------------------------------------------------------------------------------------
  Net assets. . . . . . . . . . . . . . . . . . . . .  $ 35,278,214   $114,013,156   $209,711,120
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . .  $ 47,122,747   $145,574,591   $212,608,616
Accumulated undistributed net investment
  income (loss) . . . . . . . . . . . . . . . . . . .             -       (232,511)       201,593
Accumulated undistributed net realized gains (losses)
  on investments. . . . . . . . . . . . . . . . . . .   (10,408,011)   (21,372,505)    (2,852,849)
Net unrealized appreciation (depreciation)
  on investments. . . . . . . . . . . . . . . . . . .    (1,436,522)    (9,956,419)      (246,240)
--------------------------------------------------------------------------------------------------
Net assets. . . . . . . . . . . . . . . . . . . . . .  $ 35,278,214   $114,013,156   $209,711,120
==================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                     CONSECO FUND GROUP
                                                                                                     2001 Annual Report
-----------------------------------------------------------------------------------------------------------------------

                                                           CONSECO
                                                          SCIENCE &     CONSECO      CONSECO     CONSECO      CONSECO
                                                         TECHNOLOGY       20         EQUITY     LARGE-CAP    BALANCED
                                                            FUND         FUND         FUND         FUND        FUND
                                                         -----------  -----------  -----------  ----------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited shares authorized). . . .    5,348,964    3,910,143    1,623,979   1,426,022    2,250,132
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $16,076,586  $23,946,026  $14,267,657  $9,417,408  $22,802,364
Net asset value and redemption price per share (Note 1)  $      3.01  $      6.12  $      8.79  $     6.60  $     10.13
Maximum sales charge per share (5.75 percent of
  public offering price; 5.00 percent of public
  offering price for the Conseco Fixed Income Fund) . .         0.18         0.37         0.54        0.40         0.62
Maximum offering price per share. . . . . . . . . . . .  $      3.19  $      6.49  $      9.33  $     7.00  $     10.75
=======================================================================================================================
CLASS B SHARES:
Shares outstanding (unlimited shares authorized). . . .      787,025    7,750,222    2,584,425     829,850    2,031,430
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $ 2,347,931  $46,130,776  $22,074,627  $5,439,346  $20,278,733
Net asset value and offering
  price per share (Note 1). . . . . . . . . . . . . . .  $      2.98  $      5.95  $      8.54  $     6.55  $      9.98
=======================================================================================================================
CLASS C SHARES:
Shares outstanding (unlimited shares authorized). . . .    1,568,566    6,754,804    2,346,085     735,322    2,877,959
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $ 4,683,591  $40,379,062  $20,055,188  $4,824,877  $28,945,677
Net asset value and offering
  price per share (Note 1). . . . . . . . . . . . . . .  $      2.99  $      5.98  $      8.55  $     6.56  $     10.06
=======================================================================================================================
CLASS Y SHARES:
Shares outstanding (unlimited shares authorized). . . .      356,821    3,288,581    9,646,623     310,366    1,654,964
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $ 1,079,912  $20,147,172  $87,670,841  $2,064,049  $16,911,757
Net asset value, offering price and
  redemption price per share (Note 1) . . . . . . . . .  $      3.03  $      6.13  $      9.09  $     6.65  $     10.22
=======================================================================================================================


                                                           CONSECO       CONSECO      CONSECO
                                                         CONVERTIBLE      HIGH         FIXED
                                                          SECURITIES      YIELD       INCOME
                                                             FUND         FUND         FUND
                                                         ------------  -----------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited shares authorized). . . .       466,077    3,572,411    6,442,157
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $  4,482,469  $27,711,583  $65,302,821
Net asset value and redemption price per share (Note 1)  $       9.62  $      7.76  $     10.14
Maximum sales charge per share (5.75 percent of
  public offering price; 5.00 percent of public
  offering price for the Conseco Fixed Income Fund) . .          0.59         0.47         0.53
Maximum offering price per share. . . . . . . . . . . .  $      10.21  $      8.23  $     10.67
===============================================================================================
CLASS B SHARES:
Shares outstanding (unlimited shares authorized). . . .     1,871,908    6,337,385    3,840,866
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $ 17,903,478  $48,856,556  $38,793,243
Net asset value and offering
  price per share (Note 1). . . . . . . . . . . . . . .  $       9.56  $      7.71  $     10.10
===============================================================================================
CLASS C SHARES:
Shares outstanding (unlimited shares authorized). . . .       772,909    3,315,502    5,637,937
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $  7,417,264  $25,532,229  $57,239,040
Net asset value and offering
  price per share (Note 1). . . . . . . . . . . . . . .  $       9.60  $      7.70  $     10.15
===============================================================================================
CLASS Y SHARES:
Shares outstanding (unlimited shares authorized). . . .       569,217    1,528,323    4,751,669
Net assets. . . . . . . . . . . . . . . . . . . . . . .  $  5,475,003  $11,912,788  $48,376,016
Net asset value, offering price and
  redemption price per share (Note 1) . . . . . . . . .  $       9.62  $      7.79  $     10.18
===============================================================================================

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2001


                                                           CONSECO
                                                          SCIENCE &       CONSECO         CONSECO       CONSECO       CONSECO
                                                         TECHNOLOGY          20           EQUITY       LARGE-CAP      BALANCED
                                                            FUND            FUND           FUND           FUND          FUND
                                                        -------------  --------------  -------------  ------------  ------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .  $     55,605   $     294,097        133,649   $    22,254   $ 2,666,902
Dividends. . . . . . . . . . . . . . . . . . . . . . .           136         459,250      1,886,201       135,952       610,520
Foreign tax withheld . . . . . . . . . . . . . . . . .             -               -              -             -          (369)
--------------------------------------------------------------------------------------------------------------------------------
  Total investment income. . . . . . . . . . . . . . .        55,741         753,347      2,019,850       158,206     3,277,053
================================================================================================================================
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .       220,356       1,099,654        991,984       157,895       584,843
Distribution and service fees:
  Class A. . . . . . . . . . . . . . . . . . . . . . .        66,512         130,876         73,537        52,672       120,805
  Class B. . . . . . . . . . . . . . . . . . . . . . .        28,838         597,772        202,903        53,011       175,092
  Class C. . . . . . . . . . . . . . . . . . . . . . .        43,410         485,040        160,428        53,812       251,420
Administration fee . . . . . . . . . . . . . . . . . .        44,071         314,187        283,424        45,113       167,098
Transfer agent fees and expenses . . . . . . . . . . .        51,277         182,124         87,140        50,073        68,919
Registration and filing fees . . . . . . . . . . . . .        41,226          64,027         50,300        44,098        62,211
Custody fees . . . . . . . . . . . . . . . . . . . . .         1,379           9,598         27,215        18,885        24,437
Audit fees . . . . . . . . . . . . . . . . . . . . . .         2,620          17,682         15,072         3,135        12,039
Organizational costs . . . . . . . . . . . . . . . . .             -          19,673         18,841             -        18,841
Legal fees . . . . . . . . . . . . . . . . . . . . . .         1,004           3,428         12,920           919         4,997
Reports - printing . . . . . . . . . . . . . . . . . .         5,009          69,840         47,607         5,932        27,147
Director fees and expenses . . . . . . . . . . . . . .         2,197          37,851         15,218         1,392         8,226
Insurance. . . . . . . . . . . . . . . . . . . . . . .           296           4,044          1,981           365         1,021
Other. . . . . . . . . . . . . . . . . . . . . . . . .         1,626           9,870          7,950         1,440         3,147
--------------------------------------------------------------------------------------------------------------------------------
  Total expenses . . . . . . . . . . . . . . . . . . .       509,821       3,045,666      1,996,520       488,742     1,530,243
================================================================================================================================
Less expense reductions and reimbursements (Note 3). .       (95,616)              -       (142,531)     (103,682)     (147,436)
--------------------------------------------------------------------------------------------------------------------------------
  Net expenses . . . . . . . . . . . . . . . . . . . .       414,205       3,045,666      1,853,989       385,060     1,382,807
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) . . . . . . . . . . . .      (358,464)     (2,292,319)       165,861      (226,854)    1,894,246
================================================================================================================================
NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments. .   (11,235,788)    (34,504,172)   (23,868,483)   (5,419,102)   (7,163,639)
Net change in unrealized appreciation or depreciation
  on investments . . . . . . . . . . . . . . . . . . .    (8,837,177)    (79,874,572)     6,777,287        59,340      (837,305)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
    on investments . . . . . . . . . . . . . . . . . .   (20,072,965)   (114,378,744)   (17,091,196)   (5,359,762)   (8,000,944)
================================================================================================================================
Net increase (decrease) in net assets from operations.  $(20,431,429)  $(116,671,063)  $(16,925,335)  $(5,586,616)  $(6,106,698)
================================================================================================================================


                                                           CONSECO       CONSECO       CONSECO
                                                         CONVERTIBLE       HIGH         FIXED
                                                         SECURITIES       YIELD        INCOME
                                                            FUND           FUND         FUND
                                                        -------------  ------------  -----------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .  $  1,832,347   $11,201,524   $9,176,176
Dividends. . . . . . . . . . . . . . . . . . . . . . .       482,375       285,306       49,168
Foreign tax withheld . . . . . . . . . . . . . . . . .          (738)            -            -
------------------------------------------------------------------------------------------------
  Total investment income. . . . . . . . . . . . . . .     2,313,984    11,486,830    9,225,344
================================================================================================
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .       419,215       708,590      629,522
Distribution and service fees:
  Class A. . . . . . . . . . . . . . . . . . . . . . .        43,802       111,908      259,908
  Class B. . . . . . . . . . . . . . . . . . . . . . .       238,074       469,639      241,835
  Class C. . . . . . . . . . . . . . . . . . . . . . .        93,123       224,027      286,411
Administration fee . . . . . . . . . . . . . . . . . .        98,639       202,454      279,787
Transfer agent fees and expenses . . . . . . . . . . .        58,345        66,506       54,154
Registration and filing fees . . . . . . . . . . . . .        36,539        46,099       63,242
Custody fees . . . . . . . . . . . . . . . . . . . . .        27,649        11,290       18,849
Audit fees . . . . . . . . . . . . . . . . . . . . . .         4,897         8,296       14,520
Organizational costs . . . . . . . . . . . . . . . . .             -        19,674       18,841
Legal fees . . . . . . . . . . . . . . . . . . . . . .         3,812         6,087        1,764
Reports - printing . . . . . . . . . . . . . . . . . .        26,845        37,022       30,655
Director fees and expenses . . . . . . . . . . . . . .         8,609        12,513        4,464
Insurance. . . . . . . . . . . . . . . . . . . . . . .           869         1,448        1,246
Other. . . . . . . . . . . . . . . . . . . . . . . . .         3,005         4,438        5,096
------------------------------------------------------------------------------------------------
  Total expenses . . . . . . . . . . . . . . . . . . .     1,063,423     1,929,991    1,910,294
================================================================================================
Less expense reductions and reimbursements (Note 3). .      (170,570)     (213,373)    (282,001)
------------------------------------------------------------------------------------------------
  Net expenses . . . . . . . . . . . . . . . . . . . .       892,853     1,716,618    1,628,293
------------------------------------------------------------------------------------------------
  Net investment income (loss) . . . . . . . . . . . .     1,421,131     9,770,212    7,597,051
================================================================================================
NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments. .    (9,810,367)   (6,723,875)     909,069
Net change in unrealized appreciation or depreciation
  on investments . . . . . . . . . . . . . . . . . . .     1,148,709     1,112,142     (138,021)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
    on investments . . . . . . . . . . . . . . . . . .    (8,661,658)   (5,611,733)     771,048
================================================================================================
Net increase (decrease) in net assets from operations.  $ (7,240,527)  $ 4,158,479   $8,368,099
================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
For the year or period ended December 31


                                                  CONSECO SCIENCE &
                                                   TECHNOLOGY FUND                 CONSECO 20 FUND
                                             ----------------------------  ------------------------------
                                                 2001          2000(a)          2001            2000
                                             -------------  -------------  --------------  --------------
OPERATIONS:
Net investment income (loss). . . . . . . .  $   (358,464)  $   (238,439)  $  (2,292,319)  $  (5,176,946)
Net realized gains (losses) on sale of
  investments . . . . . . . . . . . . . . .   (11,235,788)    (7,810,267)    (34,504,172)     (4,359,344)
Net change in unrealized appreciation
  or depreciation on investments. . . . . .    (8,837,177)    (9,487,494)    (79,874,572)    (98,691,282)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations . .   (20,431,429)   (17,536,200)   (116,671,063)   (108,227,572)
---------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares. . . . . . . . . . . . . . .             -              -               -               -
Class B shares. . . . . . . . . . . . . . .             -              -               -               -
Class C shares. . . . . . . . . . . . . . .             -              -               -               -
Class Y shares. . . . . . . . . . . . . . .             -              -               -               -
---------------------------------------------------------------------------------------------------------
  Total dividends from net
  investment income . . . . . . . . . . . .             -              -               -               -
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET REALIZED GAINS:
Class A shares. . . . . . . . . . . . . . .             -              -               -      (7,388,130)
Class B shares. . . . . . . . . . . . . . .             -              -               -     (20,938,625)
Class C shares. . . . . . . . . . . . . . .             -              -               -     (14,911,021)
Class Y shares. . . . . . . . . . . . . . .             -              -               -      (6,861,800)
---------------------------------------------------------------------------------------------------------
  Total distributions of net capital gains.             -              -               -     (50,099,576)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . .    18,001,018     53,433,858     173,393,958     511,768,513
Reinvested dividends and distributions. . .             -              -               -      12,612,070
Shares redeemed . . . . . . . . . . . . . .    (5,294,540)    (3,984,687)   (143,275,492)   (366,492,558)
---------------------------------------------------------------------------------------------------------
  Net increase from capital share
  transactions. . . . . . . . . . . . . . .    12,706,478     49,449,171      30,118,466     157,888,025
---------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets .    (7,724,951)    31,912,971     (86,552,597)       (439,123)
---------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period . . . . . . . . . . .    31,912,971              -     217,155,633     217,594,756
  End of period . . . . . . . . . . . . . .  $ 24,188,020   $ 31,912,971   $ 130,603,036   $ 217,155,633
=========================================================================================================
  Including undistributed net
  investment income (loss) of . . . . . . .  $          -   $          -   $           -   $           -
=========================================================================================================


                                                                                       CONSECO
                                                   CONSECO EQUITY FUND              LARGE-CAP FUND
                                             ------------------------------  ----------------------------
                                                  2001            2000           2001          2000(a)
                                             --------------  --------------  -------------  -------------
OPERATIONS:
Net investment income (loss). . . . . . . .  $     165,861   $    (945,376)  $   (226,854)  $    (27,679)
Net realized gains (losses) on sale of
  investments . . . . . . . . . . . . . . .    (23,868,483)     26,082,591     (5,419,102)    (4,833,092)
Net change in unrealized appreciation
  or depreciation on investments. . . . . .      6,777,287     (28,398,025)        59,340     (1,486,604)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations . .    (16,925,335)     (3,260,810)    (5,586,616)    (6,347,375)
---------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares. . . . . . . . . . . . . . .              -               -              -              -
Class B shares. . . . . . . . . . . . . . .              -               -              -              -
Class C shares. . . . . . . . . . . . . . .              -               -              -              -
Class Y shares. . . . . . . . . . . . . . .       (126,516)              -              -              -
---------------------------------------------------------------------------------------------------------
  Total dividends from net
  investment income . . . . . . . . . . . .       (126,516)              -              -              -
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET REALIZED GAINS:
Class A shares. . . . . . . . . . . . . . .         (3,666)     (7,324,372)             -              -
Class B shares. . . . . . . . . . . . . . .         (4,962)     (8,247,716)             -              -
Class C shares. . . . . . . . . . . . . . .         (4,412)     (5,600,004)             -              -
Class Y shares. . . . . . . . . . . . . . .        (18,225)    (40,974,426)             -              -
---------------------------------------------------------------------------------------------------------
  Total distributions of net capital gains.        (31,265)    (62,146,518)             -              -
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . .    111,135,371     237,242,136     10,115,016     52,012,318
Reinvested dividends and distributions. . .        157,247      44,946,703              -              -
Shares redeemed . . . . . . . . . . . . . .   (105,276,597)   (207,595,794)   (13,396,988)   (15,050,675)
---------------------------------------------------------------------------------------------------------
  Net increase from capital share
  transactions. . . . . . . . . . . . . . .      6,016,021      74,593,045     (3,281,972)    36,961,643
---------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets .    (11,067,095)      9,185,717     (8,868,588)    30,614,268
---------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period . . . . . . . . . . .    155,135,408     145,949,691     30,614,268              -
---------------------------------------------------------------------------------------------------------
  End of period . . . . . . . . . . . . . .  $ 144,068,313   $ 155,135,408   $ 21,745,680   $ 30,614,268
=========================================================================================================
  Including undistributed net
  investment income (loss) of . . . . . . .  $      33,621   $           -   $          -   $          -
=========================================================================================================

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                                                                                                     CONSECO FUND GROUP
                                                                                                     2001 Annual Report
-----------------------------------------------------------------------------------------------------------------------


                                 CONSECO CONVERTIBLE
    CONSECO BALANCED FUND          SECURITIES FUND             CONSECO HIGH YIELD FUND      CONSECO FIXED INCOME FUND
---------------------------  ----------------------------  -----------------------------  -----------------------------
    2001           2000           2001           2000           2001            2000           2001           2000
---------------------------  ----------------------------  -----------------------------  -----------------------------
   1,894,246  $  1,143,395   $  1,421,131   $  2,159,142   $  9,770,212   $   9,439,866   $  7,597,051   $  4,435,419
  (7,163,639)     8,151,623     (9,810,367)    11,944,366     (6,723,875)    (11,735,505)       909,069          3,368
    (837,305)    (7,470,910)     1,148,709    (18,804,355)     1,112,142     (10,187,529)      (138,021)     2,173,698
-----------------------------------------------------------------------------------------------------------------------
  (6,106,698)     1,824,108     (7,240,527)    (4,700,847)     4,158,479     (12,483,168)     8,368,099      6,612,485
-----------------------------------------------------------------------------------------------------------------------

    (554,847)      (552,954)      (268,080)      (550,849)    (2,278,410)     (2,484,484)    (2,595,432)    (1,907,578)
    (342,982)      (137,295)      (665,534)      (604,434)    (4,604,265)     (3,765,229)    (1,210,182)      (353,554)
    (527,176)       (86,141)      (260,226)      (236,607)    (2,225,220)     (1,748,082)    (1,441,854)      (171,473)
    (468,111)      (323,366)      (280,571)      (561,603)    (1,022,812)     (1,362,678)    (2,266,036)    (1,948,793)
-----------------------------------------------------------------------------------------------------------------------

  (1,893,116)    (1,099,756)    (1,474,411)    (1,953,493)   (10,130,707)     (9,360,473)    (7,513,504)    (4,381,398)
-----------------------------------------------------------------------------------------------------------------------

           -     (6,221,075)      (225,860)    (2,508,657)             -               -       (624,263)             -
           -     (3,046,893)      (899,374)    (4,928,848)             -               -       (371,296)             -
           -     (1,750,981)      (360,284)    (1,917,770)             -               -       (544,748)             -
           -     (3,349,295)      (269,511)    (1,532,711)             -               -       (471,212)             -
-----------------------------------------------------------------------------------------------------------------------
           -    (14,368,244)    (1,755,029)   (10,887,986)             -               -     (2,011,519)             -
-----------------------------------------------------------------------------------------------------------------------

  55,275,011     58,243,243      7,535,195     75,859,380     82,373,412      75,875,999    213,063,550     63,011,968
     637,462      5,938,767        840,697      2,578,562      1,372,713       1,433,447      2,660,839      1,864,819
 (21,513,197)   (34,234,901)   (30,228,252)   (64,375,698)   (50,800,971)   (101,013,094)   (79,248,925)   (58,325,266)
-----------------------------------------------------------------------------------------------------------------------

  34,399,276     29,947,109    (21,852,360)    14,062,244     32,945,154     (23,703,648)   136,475,464      6,551,521
-----------------------------------------------------------------------------------------------------------------------
  26,399,462     16,303,217    (32,322,327)    (3,480,082)    26,972,926     (45,547,289)   135,318,540      8,782,608
-----------------------------------------------------------------------------------------------------------------------

  62,539,069     46,235,852     67,600,541     71,080,623     87,040,230     132,587,519     74,392,580     65,609,972
-----------------------------------------------------------------------------------------------------------------------
  88,938,531  $ 62,539,069   $ 35,278,214   $ 67,600,541   $114,013,156   $  87,040,230   $209,711,120   $ 74,392,580
=======================================================================================================================
      55,217  $     43,429   $          -   $    205,649   $   (232,511)  $      79,393   $    201,593   $     50,554
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
For the year or period ended December 31


                                            CONSECO SCIENCE &
                                             TECHNOLOGY FUND          CONSECO 20 FUND
                                         ----------------------  -------------------------
                                            2001       2000(a)       2001         2000
                                         ----------------------  -------------------------
SHARE DATA:
CLASS A SHARES:
Sold. . . . . . . . . . . . . . . . . .  2,881,463   3,054,329    12,497,228    8,665,803
Reinvested dividends and distributions.          -           -             -      246,495
Redeemed. . . . . . . . . . . . . . . .   (393,673)   (193,155)  (11,431,084)  (8,653,381)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .  2,487,790   2,861,174     1,066,144      258,917
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .  2,861,174           -     2,843,999    2,585,082
  End of period . . . . . . . . . . . .  5,348,964   2,861,174     3,910,143    2,843,999
==========================================================================================
CLASS B SHARES:
Sold. . . . . . . . . . . . . . . . . .    386,878     737,462     2,311,240    5,767,206
Reinvested dividends and distributions.          -           -             -      423,510
Redeemed. . . . . . . . . . . . . . . .   (278,292)    (59,023)   (2,317,538)  (1,925,688)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .    108,586     678,439        (6,298)   4,265,028
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .    678,439           -     7,756,520    3,491,492
  End of period . . . . . . . . . . . .    787,025     678,439     7,750,222    7,756,520
==========================================================================================
CLASS C SHARES:
Sold. . . . . . . . . . . . . . . . . .  1,214,989     838,931     3,210,968    5,615,307
Reinvested dividends and distributions.          -           -             -      288,279
Redeemed. . . . . . . . . . . . . . . .   (386,446)    (98,908)   (2,034,641)  (2,138,198)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .    828,543     740,023     1,176,327    3,765,388
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .    740,023           -     5,578,477    1,813,089
  End of period . . . . . . . . . . . .  1,568,566     740,023     6,754,804    5,578,477
==========================================================================================
CLASS Y SHARES:
Sold. . . . . . . . . . . . . . . . . .    380,284     443,112     2,172,316    3,356,150
Reinvested dividends and distributions.          -           -             -      192,403
Redeemed. . . . . . . . . . . . . . . .   (345,794)   (120,781)   (1,482,801)  (3,672,873)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .     34,490     322,331       689,515     (124,320)
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .    322,331           -     2,599,066    2,723,386
  End of period . . . . . . . . . . . .    356,821     322,331     3,288,581    2,599,066
==========================================================================================


                                                                          CONSECO
                                           CONSECO EQUITY FUND         LARGE-CAP FUND
                                         ------------------------  -----------------------
                                            2001         2000         2001       2000(a)
                                         ------------------------  -----------------------
SHARE DATA:
CLASS A SHARES:
Sold. . . . . . . . . . . . . . . . . .   8,551,714    6,240,601     194,355    3,154,250
Reinvested dividends and distributions.        (114)     318,496           -            -
Redeemed. . . . . . . . . . . . . . . .  (8,470,316)  (6,828,337)   (396,990)  (1,525,593)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .      81,284     (269,240)   (202,635)   1,628,657
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .   1,542,695    1,811,935   1,628,657            -
  End of period . . . . . . . . . . . .   1,623,979    1,542,695   1,426,022    1,628,657
==========================================================================================
CLASS B SHARES:
Sold. . . . . . . . . . . . . . . . . .   1,134,182    1,841,473     384,095      975,790
Reinvested dividends and distributions.       2,607      227,280           -            -
Redeemed. . . . . . . . . . . . . . . .    (590,139)    (247,297)   (516,477)     (13,558)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .     546,650    1,821,456    (132,382)     962,232
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .   2,037,775      216,319     962,232            -
  End of period . . . . . . . . . . . .   2,584,425    2,037,775     829,850      962,232
==========================================================================================
CLASS C SHARES:
Sold. . . . . . . . . . . . . . . . . .   1,533,528    1,610,867     620,462    1,064,883
Reinvested dividends and distributions.         114      124,310           -            -
Redeemed. . . . . . . . . . . . . . . .    (619,591)    (487,580)   (777,339)    (172,684)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .     914,051    1,247,597    (156,877)     892,199
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .   1,432,034      184,437     892,199            -
  End of period . . . . . . . . . . . .   2,346,085    1,432,034     735,322      892,199
==========================================================================================
CLASS Y SHARES:
Sold. . . . . . . . . . . . . . . . . .   1,359,546    3,282,641     230,465      167,413
Reinvested dividends and distributions.      14,765    4,134,182           -            -
Redeemed. . . . . . . . . . . . . . . .  (2,213,321)  (3,609,584)    (70,137)     (17,375)
------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . .    (839,010)   3,807,239     160,328      150,038
------------------------------------------------------------------------------------------
Shares Outstanding:
  Beginning of period . . . . . . . . .  10,485,633    6,678,394     150,038            -
  End of period . . . . . . . . . . . .   9,646,623   10,485,633     310,366      150,038
==========================================================================================

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                                                                                                           CONSECO FUND GROUP
                                                                                                           2001 Annual Report
-----------------------------------------------------------------------------------------------------------------------------



  CONSECO BALANCED FUND      CONSECO CONVERTIBLE SECURITIES FUND      CONSECO HIGH YIELD FUND     CONSECO FIXED INCOME FUND
-------------------------  ---------------------------------------  ---------------------------  ----------------------------
    2001         2000             2001                2000              2001          2000            2001           2000
-------------------------  ---------------------------------------  ---------------------------  ----------------------------

    524,794    1,347,369             101,138              750,356     4,693,226      4,198,656       7,995,828     4,642,039
     15,391      136,585              11,033               31,035        68,452         24,845          53,842         6,757
   (484,827)  (1,653,336)           (918,874)          (1,043,995)   (3,589,438)    (6,082,879)     (4,897,254)   (4,553,390)
-----------------------------------------------------------------------------------------------------------------------------
     55,358     (169,382)           (806,703)            (262,604)    1,172,240     (1,859,378)      3,152,416        95,406
-----------------------------------------------------------------------------------------------------------------------------
  2,194,774    2,364,156           1,272,780            1,535,384     2,400,171      4,259,549       3,289,741     3,194,335
  2,250,132    2,194,774             466,077            1,272,780     3,572,411      2,400,171       6,442,157     3,289,741
=============================================================================================================================
  1,119,901    1,114,122             312,767            2,156,762     2,353,641      1,657,629       3,432,812       541,245
      9,369       94,571              38,632               88,823        56,357         37,105          18,358         3,054
   (376,265)    (143,545)         (1,108,247)            (537,064)   (1,137,865)    (1,388,415)       (552,756)     (147,455)
-----------------------------------------------------------------------------------------------------------------------------
    753,005    1,065,148            (756,848)           1,708,521     1,272,133        306,319       2,898,414       396,844
-----------------------------------------------------------------------------------------------------------------------------
  1,278,425      213,277           2,628,756              920,235     5,065,252      4,758,933         942,452       545,608
  2,031,430    1,278,425           1,871,908            2,628,756     6,337,385      5,065,252       3,840,866       942,452
=============================================================================================================================
  2,757,947      749,725             168,830            1,030,244     2,007,709      1,402,793       5,785,427       394,152
      4,431       22,724              12,491               40,778        36,364         25,520          22,605         1,533
   (655,459)    (169,569)           (420,286)            (334,515)   (1,017,474)    (1,003,302)       (689,546)     (151,996)
-----------------------------------------------------------------------------------------------------------------------------
  2,106,919      602,880            (238,965)             736,507     1,026,599        425,011       5,118,486       243,689
-----------------------------------------------------------------------------------------------------------------------------
    771,040      168,160           1,011,874              275,367     2,288,903      1,863,892         519,451       275,762
  2,877,959      771,040             772,909            1,011,874     3,315,502      2,288,903       5,637,937       519,451
=============================================================================================================================
    764,221      747,115             138,361              856,207     1,202,793        812,992       3,389,980       860,748
     33,516      286,767              23,629               59,819        11,617         66,428         164,703       180,773
   (555,866)    (296,823)           (421,485)          (2,119,336)     (582,970)    (2,377,188)     (1,528,280)   (1,120,830)
-----------------------------------------------------------------------------------------------------------------------------
    241,871      737,059            (259,495)          (1,203,310)      631,440     (1,497,768)      2,026,403       (79,309)
-----------------------------------------------------------------------------------------------------------------------------
  1,413,093      676,034             828,712            2,032,022       896,883      2,394,651       2,725,266     2,804,575
  1,654,964    1,413,093             569,217              828,712     1,528,323        896,883       4,751,669     2,725,266
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------
Portfolio Managers Review



HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco Science & Technology Fund (Class A with load) returned -59.12% in 2001. The benchmarks, the NASDAQ 100 Index & the S&P 500 Index, returned -32.65% and -11.88%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The year was a tale of four different quarters. During the months of February and March, the equity stock markets, especially the technology-laden NASDAQ, fell sharply. During this time, the Funds investments in the technology sector magnified the portfolios short-term volatility. Although a slowing in the economy was expected given last years interest rate hikes, none of the technology companies anticipated the severe drop in demand that occurred at the end of 2000 and the beginning of 2001. The markets reacted swiftly to decreased earnings growth and the first quarter was filled with short-term panic-selling in the sector.

     Our heavy weighting in technology contributed to the Funds performance during the second quarter. Positive news such as continued Fed easing, fiscal stimulus, and some signs of inventory burn-off boosted the technology sector. At the same time, research departments continued to come out with new and better products, which will be in demand when the economy turns.

     The Fund is managed with a focus on maximizing long-term capital appreciation. This management style usually leads to superior performance (as compared to the market) when the market is ascending, but sub-par performance when it is declining. Given this, and the fact that we endured the worst correction in the history of the tech-heavy NASDAQ in the third quarter, the value of the Fund fell dramatically. Technology stocks were hit the hardest as they bore the brunt of capital spending cuts in the face of deteriorating profits. Additionally, markets dont like uncertainty, and we saw this in the performance of stocks after September 11th. The attack reduced the chances for a quick economic recovery and made some worry about the future of American business.

     In the fourth quarter, the concentrated portfolio strategy helped us to increase our return potential, at the expense of greater short-term volatility. The Funds concentration in the technology sector was a boost to performance, converse that of prior quarters. Typically, technology outperforms the market in an economic recovery and expansion, while more defensive industries like healthcare somewhat lag behind. As a result, in the short-to-intermediate term, tech may have a greater upside as evidenced in the fourth quarter.

Growth of $10,000

                                [GRAPHIC OMITTED]


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE FUNDS PERFORMANCE?

     Individual holdings were also a tale of four different quarters. Semtech (+33.4%), Applied Materials (+13.9%) and Novellus (+12.9%) led the first quarter. The second quarter turned to Brocade Communications (+110.6%), Openwave (+74.9%) and Flextronics (+74.1%). Although the tech sector did not perform well, the following stocks outperformed the benchmarks in the third quarter:
QLogic (-5.4%), Maxim Integrated Products (-21.0%) and TriQuint Semiconductor (-28.9%). McDATA Corp. (+197.2%), VERITAS Software (+143.1%) and Brocade Communications (+136.1%) led the fourth quarter.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     There were different holdings that detracted from the portfolio performance during the year. Some of these include TIBCO Software and Avanex Corp., both -82.3% in the first quarter, Exodus Communications -80.8% for the second quarter, ONI Systems down 85.6% and CIENA Corp. down 72.9% in the third quarter.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------



WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     In our opinion, the technology sector has tremendous opportunities ahead. As we all know, technology has been hit particularly hard this year. Certain areas like telecom take longer to recover, but the rewards down the road may be even greater. In a performance-driven economy, technology remains a key investment sector. As the economy improves, many corporations may see rosier futures and better profits, and chief financial officers will likely loosen their tech budget purse strings. Just as the economic slowdown contributed to a dramatic decline in capital spending, a recovery will likely lead to an upswing, with particular leverage once excess capacity has been worked through the system.



OAK ASSOCIATES, LTD.




--------------------------------------------------------------------------------
Oak Associates, ltd. (Oak) sub-advises the Fund. Founded in 1985, Oak known for exceptionally low-turnover, aggressive growth performance has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)

                                        Inception                       Since
                                          date      1 year   3 years  inception
                                       -----------  -------  -------  ----------
Science & Technology A. . . . . . . .  07/01/2000   -59.12%  n/a         -56.79%
Science & Technology B. . . . . . . .  07/01/2000   -59.15%  n/a         -56.55%
Science & Technology C. . . . . . . .  07/01/2000   -57.22%  n/a         -55.25%
Science & Technology Y. . . . . . . .  07/01/2000   -56.47%  n/a         -54.85%
NASDAQ 100 Index. . . . . . . . . . .  07/01/2000   -32.65%  n/a         -44.00%
S&P 500 Index . . . . . . . . . . . .  07/01/2000   -11.88%  n/a         -13.50%
--------------------------------------------------------------------------------

TOP FIVE SECTORS (as of 12/31/01)
  Electronic, Other Electrical Equipment, except Computers.  23.2%
  Semiconductors, Related Devices . . . . . . . . . . . . .  21.4%
  Industrial, Commercial Machinery, Computers . . . . . . .  16.4%
  Business Services . . . . . . . . . . . . . . . . . . . .  15.0%
  Prepackaged Software. . . . . . . . . . . . . . . . . . .   7.9%
------------------------------------------------------------------
TOP 10 HOLDINGS (as of 12/31/01)
  Maxim Integrated Products, Inc. . . . . . . . . . . . . .   5.8%
  Brocade Communications Systems, Inc . . . . . . . . . . .   5.6%
  VERITAS Software Corp . . . . . . . . . . . . . . . . . .   5.4%
  QLogic Corp . . . . . . . . . . . . . . . . . . . . . . .   5.1%
  Integrated Device Technology, Inc . . . . . . . . . . . .   5.1%
  Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . .   4.6%
  Applied Materials, Inc. . . . . . . . . . . . . . . . . .   4.3%
  Semtech Corp. . . . . . . . . . . . . . . . . . . . . . .   4.3%
  Novellus Systems, Inc . . . . . . . . . . . . . . . . . .   4.2%
  Microsoft Corporation . . . . . . . . . . . . . . . . . .   4.1%
------------------------------------------------------------------
-  CURRENT NET ASSETS: $24,188,020
-  DECREASE IN NET ASSETS YTD: $7,724,951
-  PERCENTAGE DECREASE IN NET ASSETS YTD: 24.2%
-  BETA: 1.36 (CLASS A SHARES)(2)

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Funds return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Science & Technology Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingentdeferred sales charge is 1.00% and eliminated after 12 months for Class C. The NASDAQ 100 Index is an unmanaged index considered to be representative of the technology arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

(2)  Beta measures the Funds volatility as compared against the NASDAQ 100
     Index.

CONSECO SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------
Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                  ----------
COMMON STOCKS (97.2%)
BUSINESS SERVICES (15.0%)
     41,100  Brocade Communications Systems, Inc. (a). . . . . .  $1,361,232
     65,100  TIBCO Software, Inc. (a). . . . . . . . . . . . . .     971,943
     28,930  VERITAS Software Corp. (a). . . . . . . . . . . . .   1,296,932
                                                                  ----------
                                                                   3,630,107
                                                                  ----------
COMPUTER COMMUNICATION EQUIPMENT (1.4%)
     20,000  Riverstone Networks, Inc. (a) . . . . . . . . . . .     332,000
                                                                  ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.1%)
     62,600  Foundry Networks, Inc. (a). . . . . . . . . . . . .     510,190
                                                                  ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (23.2%)
     41,300  Flextronics International Ltd. (a). . . . . . . . .     990,787
     26,500  Maxim Integrated Products, Inc. (a) . . . . . . . .   1,391,515
     38,700  McDATA Corp., Class B (a) . . . . . . . . . . . . .     971,757
     25,900  Novellus Systems, Inc. (a). . . . . . . . . . . . .   1,021,755
     27,900  QLogic Corp. (a). . . . . . . . . . . . . . . . . .   1,241,829
                                                                  ----------
                                                                   5,617,643
                                                                  ----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (16.4%)
     26,000  Applied Materials, Inc. (a) . . . . . . . . . . . .   1,042,600
     60,950  Cisco Systems, Inc. (a) . . . . . . . . . . . . . .   1,103,804
     72,700  EMC Corp. (a) . . . . . . . . . . . . . . . . . . .     977,088
     43,910  Juniper Networks, Inc. (a). . . . . . . . . . . . .     832,094
                                                                  ----------
                                                                   3,955,586
                                                                  ----------
PREPACKAGED SOFTWARE (7.9%)
     15,000  Microsoft Corporation (a) . . . . . . . . . . . . .     993,750
     23,000  Check Point Software Technologies Ltd. (a). . . . .     917,470
                                                                  ----------
                                                                   1,911,220
                                                                  ----------
SEMICONDUCTORS, RELATED DEVICES (21.4%)
     17,700  Broadcom Corporation (a). . . . . . . . . . . . . .     723,399
     46,620  Integrated Device Technology, Inc. (a). . . . . . .   1,239,626
     25,000  Intersil Corporation (a). . . . . . . . . . . . . .     806,250
     27,510  PMC-Sierra, Inc. (a). . . . . . . . . . . . . . . .     584,863
     29,200  Semtech Corp. (a) . . . . . . . . . . . . . . . . .   1,042,148
     63,400  TriQuint Semiconductor, Inc. (a). . . . . . . . . .     777,284
                                                                  ----------
                                                                   5,173,570
                                                                  ----------

SHARES OR
PRINCIPAL AMOUNT                                                VALUE
----------------                                             ------------
TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (3.1%)
     86,400  JDS Uniphase Corp. (a) . . . . . . . . . . . .  $   749,952
                                                             ------------
TELEPHONE AND TELEGRAPH APPARATUS (6.7%)
     60,880  CIENA Corp. (a). . . . . . . . . . . . . . . .      871,193
     58,000  Openwave Systems, Inc. (a) . . . . . . . . . .      567,820
     29,600  ONI Systems Corp. (a). . . . . . . . . . . . .      185,592
                                                             ------------
                                                               1,624,605
                                                             ------------

             TOTAL COMMON STOCK (cost $41,829,544). . . . .   23,504,873
                                                             ------------

SHORT-TERM INVESTMENTS (4.6%)
  1,111,000  Nations Treasury Reserve . . . . . . . . . . .    1,111,000
                                                             ------------

             TOTAL SHORT-TERM INVESTMENTS (cost $1,111,000)    1,111,000
                                                             ------------

TOTAL INVESTMENTS (cost $42,940,544) (101.8%) . . . . . . .   24,615,873
                                                             ------------
LIABILITIES, LESS OTHER ASSETS (-1.8%). . . . . . . . . . .     (427,853)
                                                             ------------
TOTAL NET ASSETS (100.0%) . . . . . . . . . . . . . . . . .  $24,188,020
                                                             ============

----------------
(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

CONSECO  20  FUND
--------------------------------------------------------------------------------
Portfolio  Manager's  Review


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco 20 Fund (Class A with load) returned -50.96% in 2001. The benchmarks, the S&P 500 Index & the S&P MidCap 400 Index, returned -11.88% and -0.58%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The year was a tale of four different quarters. During the months of February and March, the equity stock markets, especially the technology-laden NASDAQ, fell sharply. There was no safe haven in the market. During this time, the Fund's investments experienced steep declines. The Fund's style of concentrating in a limited number of holdings, coupled with investments in the technology sector, magnified the portfolio's short-term volatility. Two other sectors, financial services and healthcare, were also subject to the broad market decline.

     Our weighting in technology and financials contributed to the Fund's performance in the second quarter. Positive news such as continued Fed easing, fiscal stimulus, and some signs of inventory burn-off boosted the technology sector. Financials bounced from depressed levels as investors began to look toward a healthier capital markets environment. Within the healthcare industry, the stocks remained stable to slightly down due to increased concerns of pharmaceutical pipeline viability and patent expirations.

     There is no getting around the fact that the third quarter was not a good quarter for the stock markets and investors. Most of the major indexes suffered terrible performance. The average mutual fund was down 17.8% and the average technology fund was down 38.9%. Given the Fund's concentrated style of investing, the performance for the quarter and year-to-date was worse than any of these comparables. This was a bear market for our indexes. Markets don't like uncertainty, and we have seen this in the performance of stocks since September 11th. The attack reduced the chances for a quick economic recovery and made some worry about the future of American business.

     In the fourth quarter, the concentrated portfolio strategy helped us increase our return potential, at the expense of greater short-term volatility. The Fund's concentration in the technology sector was a boost to performance, converse that of prior quarters. Healthcare and financials also outperformed, but at lower levels. We are pleased with the magnitude of the outperformance in the fourth quarter and feel the Fund is well positioned for future growth.


                                [GRAPHIC OMITTED]

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.


WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE FUND'S PERFORMANCE?

     Individual holdings were also a tale of four different quarters. Applied Materials (+13.9%) led the first quarter. The second quarter turned to Foundry Networks (+166.4%), Brocade Communications (+110.6%) and Extreme Networks (+94.0%). A shift to the healthcare sector during the third quarter was seen with Eli Lilly & Co. (+9.1%) and Merck (4.2%) leading the way. The fourth quarter went back to the technology sector with the top performing holdings being VERITAS Software (+143.1%), Brocade Communications (+136.1%) and PMCSierra (+107.0%).

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     In general, Fund performance was hurt most by the technology sector through the first three quarters. As the fourth quarter began, the technology sector began to improve. The healthcare sector underperformed in the fourth quarter due to several factors. Many investment managers moved out of healthcare into more aggressive areas. Political pressure, involving the cost of drugs for the elderly, further detracted from the sector's performance. Additionally, new approvals for drugs have not been as prevalent as in the recent past.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     In our opinion, the technology, healthcare and financial services industries still have great growth opportunities ahead. As we all know, technology has been hit

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------



particularly hard this year. Certain areas like telecom take longer to recover, but the rewards down the road may be even greater. In a performance-driven economy, technology remains a key investment sector. As the economy improves, many corporations may see rosier futures and better profits, and chief financial officers will likely loosen their tech budget purse strings. Just as the economic slowdown contributed to a dramatic decline in capital spending, a recovery will likely lead to an upswing, with particular leverage once excess capacity has been worked through the system. We continue to view pharmaceutical and medical equipment companies as well positioned for long-term growth given demographic trends. We are also keeping our eyes on companies in the testing, measurement, and tools areas of drug discovery. Financial services companies also have tremendous long-term growth potential, particularly for those that focus on technology as a way to differentiate their services and product offerings.

OAK  ASSOCIATES,  LTD.


--------------------------------------------------------------------------------
Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak - known for exceptionally low-turnover, aggressive growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)

                               Inception                       Since
                                 date     1 year   3 years   inception
                             ----------  -------  --------  ----------
20 A . . . . . . . . . . . .   01/01/98  -50.96%   -14.63%      -5.54%
20 B . . . . . . . . . . . .   02/18/98  -50.76%   -13.30%      -8.07%
20 C . . . . . . . . . . . .   03/10/98  -48.61%   -13.30%      -8.83%
20 Y . . . . . . . . . . . .   04/06/98  -47.61%   -12.41%      -9.43%
S&P 500 Index. . . . . . . .   01/01/98  -11.88%    -1.02%       5.67%
S&P MidCap 400 Index . . . .   01/01/98   -0.58%    10.24%      12.40%
----------------------------------------------------------------------

TOP FIVE SECTORS (as of 12/31/01)
  Electronic, Other Electrical Equipment, except Computers.  22.4%
  Industrial, Commercial Machinery, Computers . . . . . . .  22.2%
  Chemicals and Allied Products . . . . . . . . . . . . . .  11.1%
  Business Services . . . . . . . . . . . . . . . . . . . .   9.5%
  Insurance Carriers. . . . . . . . . . . . . . . . . . . .   6.7%
------------------------------------------------------------------
TOP 10 HOLDINGS (as of 12/31/01)
  Applied Materials, Inc. . . . . . . . . . . . . . . . . .   8.9%
  Maxim Integrated Products, Inc. . . . . . . . . . . . . .   7.4%
  American International Group, Inc . . . . . . . . . . . .   6.7%
  Intel Corp. . . . . . . . . . . . . . . . . . . . . . . .   6.6%
  Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . .   5.9%
  Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . .   5.1%
  Eli Lilly & Co. . . . . . . . . . . . . . . . . . . . . .   4.7%
  Morgan Stanley Dean Witter & Co . . . . . . . . . . . . .   4.5%
  Xilinx, Inc.. . . . . . . . . . . . . . . . . . . . . . .   4.5%
  Brocade Communications Systems Inc. . . . . . . . . . . .   4.4%
-------------------------------------------------------------------

-    Current  net  assets:  $130,603,036
-    Decrease  in  net  assets  YTD:  $86,552,597
-    Percentage  decrease  in  net  assets  YTD:  39.9%
-    Beta:  1.68  (Class  A  shares)(2)

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco 20 Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

(2)  Beta measures the Fund's volatility as compared against the S&P 500 Index.

CONSECO 20 FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                  VALUE
----------------                                              ------------
COMMON STOCKS (97.7%)
BUSINESS SERVICES (9.5%)
   175,000  Brocade Communications Systems Inc. (a). . . . .  $  5,796,000
   400,000  CacheFlow, Inc. (a). . . . . . . . . . . . . . .     1,072,000
   125,180  VERITAS Software Corp. (a) . . . . . . . . . . .     5,611,819
                                                              ------------
                                                                12,479,819
                                                              ------------

CHEMICALS AND ALLIED PRODUCTS (11.1%)
    78,000  Eli Lilly & Co . . . . . . . . . . . . . . . . .     6,126,120
    75,000  Merck & Co., Inc . . . . . . . . . . . . . . . .     4,410,000
   100,000  Pfizer, Inc. . . . . . . . . . . . . . . . . . .     3,985,000
                                                             -------------
                                                                14,521,120
                                                             -------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.1%)
   335,000  Foundry Networks, Inc. (a) . . . . . . . . . . .     2,730,250

DEPOSITORY INSTITUTIONS (3.9%)
   100,000  Citigroup, Inc . . . . . . . . . . . . . . . . .     5,048,000
                                                              ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (22.4%)
   415,000  Atmel Corp. (a) .. . . . . . . . . . . . . . . .     3,058,550
   100,000  Avanex Corp. (a) . . . . . . . . . . . . . . . .       590,000
   274,000  Intel Corp . . . . . . . . . . . . . . . . . . .     8,617,300
    35,000  Linear Technology Corporation  . . . . . . . . .     1,366,400
   185,000  Maxim Integrated Products, Inc. (a) .. . . . . .     9,714,350
   150,000  Xilinx, Inc. (a) . . . . . . . . . . . . . . . .     5,857,500
                                                              ------------
                                                                29,204,100
                                                              ------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (22.2%)
   289,350  Applied Materials, Inc. (a). . . . . . . . . . .    11,602,935
   365,000  Cisco Systems, Inc. (a). . . . . . . . . . . . .     6,610,150
   275,000  EMC Corp. (a). . . . . . . . . . . . . . . . . .     3,696,000
   255,000  Extreme Networks, Inc. (a) . . . . . . . . . . .     3,289,500
   200,000  Juniper Networks, Inc. (a) . . . . . . . . . . .     3,790,000
                                                              ------------
                                                                28,988,585
                                                              ------------

INSURANCE CARRIERS (6.7%)
   110,000  American International Group, Inc. . . . . . . .     8,734,000
                                                              ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (5.9%)
   150,000  Medtronic, Inc . . . . . . . . . . . . . . . . .     7,681,500
                                                              ------------

SECURITY AND COMMODITY BROKERS (4.5%)
   105,000  Morgan Stanley Dean Witter & Co. . . . . . . . .     5,873,700
                                                              ------------

SEMICONDUCTORS, RELATED DEVICES (4.1%)
   160,000  PMC-Sierra, Inc. (a) . . . . . . . . . . . . . .  $  3,401,600
   160,000  Vitesse Semiconductor Corp. (a). . . . . . . . .     1,988,800
                                                              ------------
                                                                 5,390,400
                                                              ------------

TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (3.7%)
   550,000  JDS Uniphase Corp. (a) . . . . . . . . . . . . .     4,774,000
                                                              ------------

TELEPHONE AND TELEGRAPH APPARATUS (1.6%)
   150,000  CIENA Corp. (a). . . . . . . . . . . . . . . . .     2,146,500
                                                              ------------

            TOTAL COMMON STOCK (cost $264,080,656) . . . . .   127,571,974
                                                              ------------

SHORT-TERM INVESTMENTS (2.9%)
  3,817,000  Nations Treasury Reserve. . . . . . . . . . . .     3,817,000
                                                              ------------

             TOTAL SHORT-TERM INVESTMENTS (cost $3,817,000)      3,817,000
                                                              ------------

TOTAL INVESTMENTS (cost $267,897,656) (100.6%) . . . . . . .   131,388,974
                                                              ------------
LIABILITIES, LESS OTHER ASSETS (-0.6%) . . . . . . . . . . .      (785,938)
                                                              ------------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . . . . . . . .$130,603,036
                                                             =============

---------------
(a)  Non-income  producing  security.

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------
Portfolio  Manager's  Review



HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco Equity Fund (Class A with load) posted a return of -16.06% for the year ended December 31, 2001. The benchmarks, the S&P MidCap 400 Index & the S&P 500 Index, returned -0.58% and -11.88%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     During the year, volatility progressively increased as a lack of leadership among stocks was evident. Value stocks were the best performing in the first quarter while growth stocks were the best performing in the fourth quarter. Our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Fund during the year, however, the Fund was not immune to stock specific risk. Stock selection in the technology and capital goods sectors was the biggest detractor in performance as companies sharply reduced spending. This eventually led the economy into its first recession since 1991, resulting in lower earnings and lower expectations for companies in these sectors.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

     Stock selection in the financial sector and the consumer cyclical sector enhanced returns during 2001. The banking industry performed well as First Tennessee National and Dime Bancorp produced returns of 29% and 25%, respectively. The banking industry was a beneficiary of lower interest rates and record re-financings by consumers. The Real Estate Investment Trust industry also produced very good returns based on stable earnings and attractive dividend yields, equity residential properties, up 10%, and public storage, up 44%, provided the majority of the returns within the industry.

     The recession did little to slow consumer spending, as retailers, Best Buy, up 151%, Target, up 28%, and Federated, up 16%, proved resilient throughout the year. These companies exhibited higher and more stable earnings while selling at reasonable valuations.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     Technology stocks, specifically within the software and the semiconductor industries, sold off during the year because of overcapacity issues and unsustainable growth. Applied Micro Circuits, VeriSign and PMC-Sierra were the largest detractors. Technology stocks and other former highfliers suffered the heaviest damage, although they recouped earlier losses with a strong year-end bounce.

                                [GRAPHIC OMITTED]

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     Investors can be comforted by the knowledge that the major stock indexes have not fallen for three consecutive years since 1939 to 1941. At that time fascism was sweeping through Europe, the Depression was a vivid memory and the world order seemed threatened. The Federal Reserve and the U.S. Government will continue their combined efforts to stimulate positive growth in the U.S. economy in 2002. We believe corporate profitability will respond favorably to an improving U.S. economy. When corporate profits improve, stock prices rise over the long term. We remain optimistic that 2002 will be a better year, with companies likely producing better and more stable earnings.

     Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.


CHICAGO  EQUITY  PARTNERS,  LLP

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Chicago Equity Partners, LLP ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.
--------------------------------------------------------------------------------

Average annual total return(1) (as of 12/31/01)

                              Inception                       Since
                                date     1 year   3 years   inception
                              ---------  -------  --------  ----------
Equity A . . . . . . . . . .   01/02/97  -16.06%    11.33%      14.53%
Equity B . . . . . . . . . .   01/28/98  -15.73%    12.52%      13.47%
Equity C . . . . . . . . . .   02/19/98  -12.08%    13.19%      12.03%
Equity Y . . . . . . . . . .   01/02/97  -10.38%    14.20%      16.53%
S&P MidCap 400 Index . . . .   01/02/97   -0.58%    10.24%      16.11%
S&P 500 Index. . . . . . . .   01/02/97  -11.88%    -1.02%      10.70%

TOP FIVE SECTORS (as of 12/31/01)
  Business Services. . . . . . . . . . . . . . . . . . . . . .  8.5%
  Chemicals and Allied Products .. . . . . . . . . . . . . . .  7.7%
  Electric, Gas, Water, Cogeneration, Sanitary Services. . . .  7.5%
  Depository Institutions. . . . . . . . . . . . . . . . . . .  6.8%
  Measuring Instruments, Photo Goods, Watches. . . . . . . . .  5.9%
---------------------------------------------------------------------
TOP 10 HOLDINGS (as of 12/31/01)
  St. Jude Medical, Inc. . . . . . . . . . . . . . . . . . . .  1.1%
  North Fork Bancorp., Inc . . . . . . . . . . . . . . . . . .  1.0%
  Associated Banc-Corp . . . . . . . . . . . . . . . . . . . .  1.0%
  First Tennessee National Corp. . . . . . . . . . . . . . . .  0.9%
  Genzyme Corp . . . . . . . . . . . . . . . . . . . . . . . .  0.8%
  USX-Marathon Group . . . . . . . . . . . . . . . . . . . . .  0.8%
  FirstEnergy Corp . . . . . . . . . . . . . . . . . . . . . .  0.8%
  Apollo Group, Inc. - Class A . . . . . . . . . . . . . . . .  0.8%
  Protective Life Corp . . . . . . . . . . . . . . . . . . . .  0.7%
  Northrop Grumman Corp. . . . . . . . . . . . . . . . . . . .  0.7%
---------------------------------------------------------------------

-    CURRENT  NET  ASSETS:  $144,068,313
-    DECREASE  IN  NET  ASSETS  YTD:  $11,067,095
-    PERCENTAGE  DECREASE  IN  NET  ASSETS  YTD:  7.1%
-    BETA:  1.10  (CLASS  A  SHARES)(2)

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Equity Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the Mid Cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

(2) Beta measures the fund's volatility as compared against the S&P MidCap 400 Index.

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                           VALUE
----------------                                        -----------
COMMON STOCKS (97.4%)
AMUSEMENT AND RECREATION SERVICES (0.2%)
     9,600  Westwood One, Inc. (a) . . . . . . . . . .  $   288,480
                                                        -----------

APPAREL AND ACCESSORY STORES (0.2%)
     9,700  Abercrombie & Fitch Co. (a). . . . . . . .      257,341
                                                        -----------

APPAREL AND OTHER FINISHED PRODUCTS MADE FROM
FABRICS AND SIMILAR MATERIALS (0.6%)
     3,200  Columbia Sportswear Co. (a) . . . . . . .       106,560
    12,200  Jones Apparel Group, Inc. (a) . . . . . .       404,674
    11,200  Ross Stores, Inc. . . . . . . . . . . . .       359,296
                                                        -----------
                                                            870,530
                                                        -----------

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.7%)
    36,200  AutoNation, Inc. (a) . . . . . . . . . . .      446,346
     8,600  AutoZone, Inc. (a) . . . . . . . . . . . .      617,480
                                                        -----------
                                                          1,063,826
                                                        -----------

BUILDING CONSTRUCTION GENERAL CONTRACTORS AND
OPERATIVE BUILDERS (0.7%)
    15,500  D.R. Horton, Inc. . . . . . . . . . . . .       503,130
    10,500  Lennar Corp . . . . . . . . . . . . . . .       491,610
                                                        -----------
                                                            994,740
                                                        -----------

BUSINESS SERVICES (8.5%)
     5,600  Affiliated Computer Services, Inc. (a) . .      594,328
     7,600  Autodesk, Inc. . . . . . . . . . . . . . .      283,252
    22,600  Brocade Communications Systems, Inc. (a) .      748,512
    25,900  Cadence Design Systems, Inc. (a) . . . . .      567,728
     8,000  Cerner Corp. (a)   . . . . . . . . . . . .      399,440
    10,000  Certegy, Inc. (a)  . . . . . . . . . . . .      342,200
    13,500  Citrix Systems, Inc. (a) . . . . . . . . .      305,910
    14,200  Computer Sciences Corp. (a)  . . . . . . .      695,516
    21,800  Compuware Corp. (a)  . . . . . . . . . . .      257,022
    12,700  Convergys Corp. (a)  . . . . . . . . . . .      476,123
     7,500  Deluxe Corp. . . . . . . . . . . . . . . .      311,850
    12,100  Electronic Arts, Inc. (a)  . . . . . . . .      725,395
    17,400  Fiserv, Inc. (a) . . . . . . . . . . . . .      736,368
    26,200  Interpublic Group Companies, Inc.  . . . .      773,948
    21,900  Intuit, Inc. (a) . . . . . . . . . . . . .      936,882
     7,800  Jack Henry & Associates, Inc . . . . . . .      170,352
    13,600  Mentor Graphics (a)  . . . . . . . . . . .      320,552
     9,200  National Instruments Corp. (a) . . . . . .      344,632

   SHARES OR
PRINCIPAL AMOUNT                                           VALUE
----------------                                        -----------
     8,300  NCR Corp. (a). . . . . . . . . . . . . . .  $   305,938
    18,100  Network Associates, Inc. (a) . . . . . . .      467,885
     3,600  Pixar, Inc. (a). . . . . . . . . . . . . .      129,456
    20,400  SunGard Data Systems, Inc. (a) . . . . . .      590,172
    22,100  Sybase, Inc. (a) . . . . . . . . . . . . .      348,296
     9,100  Symantec Corp. . . . . . . . . . . . . . .      603,603
     8,400  TMP Worldwide, Inc. (a). . . . . . . . . .      360,360
    33,200  Unisys Corp. (a) . . . . . . . . . . . . .      416,328
                                                        -----------
                                                         12,212,048
                                                        -----------

CHEMICALS AND ALLIED PRODUCTS (7.7%)
    15,700  Air Products and Chemicals, Inc  . . . . .      736,487
    15,000  Avon Products, Inc.  . . . . . . . . . . .      697,500
     3,200  Barr Laboratories, Inc. (a). . . . . . . .      253,952
    12,400  Cabot Corp. (a)  . . . . . . . . . . . . .      442,680
     8,700  Chiron Corp. (a) . . . . . . . . . . . . .      381,408
    17,500  Clorox Company . . . . . . . . . . . . . .      692,125
     4,000  Forest Laboratories, Inc. (a). . . . . . .      327,800
    20,400  Genzyme Corp. (a)  . . . . . . . . . . . .    1,221,144
     8,700  IDEC Pharmaceuticals Corp. (a) . . . . . .      599,691
    32,000  Immunex Corp. (a)  . . . . . . . . . . . .      886,720
    12,200  International Flavors & Fragrances Inc.  .      362,462
     8,800  Invitrogen Corp. (a) . . . . . . . . . . .      544,984
     8,925  IVAX Corp. (a) . . . . . . . . . . . . . .      179,749
    24,000  King Pharmaceuticals, Inc. (a) . . . . . .    1,011,120
     5,600  Medicis Pharmauceutical (a). . . . . . . .      361,704
    18,000  Mylan Laboratories Inc.  . . . . . . . . .      675,000
    13,700  PPG Industries, Inc  . . . . . . . . . . .      708,564
    10,400  Praxair, Inc . . . . . . . . . . . . . . .      574,600
     9,700  Valspar Corp . . . . . . . . . . . . . . .      384,120
                                                        -----------
                                                         11,041,810
                                                        -----------
COAL MINING (0.4%)
    19,800  Massey Energy Co . . . . . . . . . . . . .      410,454
     5,500  Peabody Energy Corp. . . . . . . . . . . .      155,045
                                                        -----------
                                                            565,499
                                                        -----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

   SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
----------------                                               ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.3%)
    14,000  Advanced Fiber Communications (a) . . . . . . . .  $   247,380
     5,800  Centurytel, Inc.  . . . . . . . . . . . . . . . .      190,240
    16,700  Cinergy Corp. . . . . . . . . . . . . . . . . . .      558,281
    11,000  Cox Radio, Inc. (a) . . . . . . . . . . . . . . .      280,280
    14,700  Hispanic Broadcasting Corp. (a) . . . . . . . . .      374,850
     7,240  Telephone and Data Systems, Inc.  . . . . . . . .      649,790
    19,900  USA Networks, Inc. (a). . . . . . . . . . . . . .      543,469
     5,300  U.S. Cellular Corp. (a) . . . . . . . . . . . . .      239,825
    10,400  West Corp. (a). . . . . . . . . . . . . . . . . .      259,376
                                                               ------------
                                                                 3,343,491
                                                               ------------

COMPUTER EQUIPMENT (0.0%)
         1  Riverstone Networks, Inc. (a) . . . . . . . . . .           17
                                                               ------------

COMPUTER MAINTENANCE AND REPAIR (0.2%)
    30,303  SmartServ Online, Inc. (a). . . . . . . . . . . .      211,818
                                                               ------------

DEPOSITORY INSTITUTIONS (6.8%)
    39,500  Associated Banc-Corp. . . . . . . . . . . . . . .    1,393,955
    15,600  Astoria Financial Corp. . . . . . . . . . . . . .      412,776
    36,800  First Tennessee National Corp . . . . . . . . . .    1,334,368
    26,800  GreenPoint Financial Corp . . . . . . . . . . . .      958,100
    13,000  Marshall & Ilsley Corp. . . . . . . . . . . . . .      822,640
    44,200  North Fork Bancorp., Inc. . . . . . . . . . . . .    1,413,958
    28,100  Regions Financial Corp. . . . . . . . . . . . . .      841,314
    80,800  Sovereign Bancorp, Inc. . . . . . . . . . . . . .      988,992
    15,800  Union Planters Corp . . . . . . . . . . . . . . .      713,054
    19,800  Washington Federal, Inc . . . . . . . . . . . . .      510,444
    14,900  Webster Financial Corp. . . . . . . . . . . . . .      469,797
                                                               ------------
                                                                 9,859,398
                                                               ------------

EATING AND DRINKING PLACES (2.0%)
    21,500  Brinker International, Inc. (a) . . . . . . . . .      639,840
    22,800  Darden Restaurants, Inc . . . . . . . . . . . . .      807,120
    11,400  Tricon Global Restaurants (a) . . . . . . . . . .      560,880
    18,900  Viad Corp . . . . . . . . . . . . . . . . . . . .      447,552
    14,400  Wendy's International, Inc. . . . . . . . . . . .      420,048
                                                               ------------
                                                                 2,875,440
                                                               ------------

EDUCATIONAL SERVICES (0.8%)
    24,255  Apollo Group, Inc. Class A (a). . . . . . . . . .    1,091,717
                                                               ------------

   SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
----------------                                               ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.5%)
    15,800  Allegheny Energy, Inc . . . . . . . . . . . . . .  $   572,276
    17,200  Alliant Energy Corp . . . . . . . . . . . . . . .      522,192
     4,600  American Water Works, Inc. . . . . . . . . . . . .     192,050
    15,700  DTE Energy Co . . . . . . . . . . . . . . . . . .      658,458
    24,600  Entergy Corp. . . . . . . . . . . . . . . . . . .      962,106
    31,465  FirstEnergy Corp. . . . . . . . . . . . . . . . .    1,100,646
    14,470  FPL Group, Inc. . . . . . . . . . . . . . . . . .      816,108
    14,800  IDA Corp. . . . . . . . . . . . . . . . . . . . .      600,880
    16,600  Kinder Morgan, Inc. . . . . . . . . . . . . . . .      924,454
    15,280  NSTAR . . . . . . . . . . . . . . . . . . . . . .      685,308
    18,900  Pinnacle West . . . . . . . . . . . . . . . . . .      790,965
    32,580  Potomac Electric Power Co . . . . . . . . . . . .      735,330
    22,500  Progress Energy, Inc. . . . . . . . . . . . . . .    1,013,175
    18,200  Republic Services, Inc. (a) . . . . . . . . . . .      363,454
    32,600  Sempra Energy . . . . . . . . . . . . . . . . . .      800,330
                                                               ------------
                                                                10,737,732
                                                               ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.8%)
    30,200  Altera Corp. (a) .. . . . . . . . . . . . . . . .      640,844
    25,800  American Power Conversion Company (a) . . . . . .      373,068
    14,600  AVX Corporation . . . . . . . . . . . . . . . . .      344,414
     5,300  Cree, Inc. (a). . . . . . . . . . . . . . . . . .      156,138
    12,900  Harris Corp . . . . . . . . . . . . . . . . . . .      393,579
    13,900  International Rectifier Corp. (a) . . . . . . . .      484,832
    12,100  Intersil Holding Corp. (a). . . . . . . . . . . .      390,225
    13,900  Kemet Corp. (a) . . . . . . . . . . . . . . . . .      246,725
     3,500  L-3 Communications Holdings, Inc. (a) . . . . . .      315,000
     7,000  Molex Inc . . . . . . . . . . . . . . . . . . . .      216,650
    16,200  Network Appliance, Inc. (a) . . . . . . . . . . .      354,294
    12,600  NVIDIA Corp. (a). . . . . . . . . . . . . . . . .      842,940
    15,500  PMC-Sierra, Inc. (a). . . . . . . . . . . . . . .      329,530
     6,800  Polycom, Inc. (a) . . . . . . . . . . . . . . . .      231,676
     9,400  QLogic Corp. (a). . . . . . . . . . . . . . . . .      418,394
    36,000  Rockwell Collins, Inc . . . . . . . . . . . . . .      702,000
    16,500  Scientific-Atlanta, Inc.  . . . . . . . . . . . .      395,010
     9,300  Tekelec, Inc. (a) . . . . . . . . . . . . . . . .      168,423
    15,500  UTStarcom, Inc. (a) . . . . . . . . . . . . . . .      441,750
    18,000  Vishay Intertechnology, Inc. (a). . . . . . . . .      351,000
     8,200  Whirlpool Corp. . . . . . . . . . . . . . . . . .      601,306
                                                               ------------
                                                                 8,397,798
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                             VALUE
----------------                                           ----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (2.4%)
     16,200  The Dun & Bradstreet Corp. (a) . . . . . . .  $  571,860
      8,900  Fluor Corp . . . . . . . . . . . . . . . . .     332,860
      4,400  Jacobs Engineering Group, Inc. (a) . . . . .     290,400
     13,190  Millennium Pharmaceuticals, Inc. (a) . . . .     323,287
     15,500  Monsanto Co. . . . . . . . . . . . . . . . .     523,900
     15,400  Moody's Corp . . . . . . . . . . . . . . . .     613,844
     11,000  Pharmaceutical Product Development, Inc. (a)     355,410
     25,700  Quintiles Transnational Corp. (a). . . . . .     412,485
                                                           ----------
                                                            3,424,046
                                                           ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
TRANSPORTATION EQUIPMENT (1.1%)
     5,100  Cooper Industries, Inc. . . . . . . . . . . .    178,092
    11,500  Fortune Brands, Inc.  . . . . . . . . . . . .    455,285
    11,800  Masco Corp. . . . . . . . . . . . . . . . . .    289,100
    16,000  Shaw Group, Inc. (a). . . . . . . . . . . . .    376,000
    10,000  Snap on Tools, Inc. . . . . . . . . . . . . .    336,600
                                                          ----------
                                                           1,635,077
                                                          ----------

FOOD AND KINDRED PRODUCTS (2.6%)
     4,700  Adolph Coors Co. - Class B. . . . . . . . . .    250,980
    30,200  Conagra, Inc. . . . . . . . . . . . . . . . .    717,854
    22,400  Kellogg Company . . . . . . . . . . . . . . .    674,240
     5,600  McCormick & Co., Inc. . . . . . . . . . . . .    235,032
    24,400  The Pepsi Bottling Group, Inc . . . . . . . .    573,400
    15,800  Smithfield Foods, Inc. (a). . . . . . . . . .    348,232
    25,400  Tyson Foods, Inc. . . . . . . . . . . . . . .    293,370
    13,100  Wm. Wrigley Jr. Co. . . . . . . . . . . . . .    672,947
                                                          ----------
                                                           3,766,055
                                                          ----------

FOOD STORES (0.6%)
    25,000  Albertson's Inc . . . . . . . . . . . . . . .    787,250
                                                          ----------

FURNITURE AND FIXTURES (1.7%)
    17,670  Hillenbrand Industries, Inc . . . . . . . . .    976,621
    11,400  Johnson Controls, Inc . . . . . . . . . . . .    920,550
    12,400  Lear Corp. (a). . . . . . . . . . . . . . . .    472,936
                                                          ----------
                                                           2,370,107
                                                          ----------

GENERAL MERCHANDISE STORES (1.8%)
    22,000  Federated Department Stores, Inc. (a) . . . .    899,800
    17,400  Foot Locker, Inc. (a) . . . . . . . . . . . .    272,310
    15,700  The May Department Stores Co. . . . . . . . .    580,586
    22,300  The TJX Companies, Inc. . . . . . . . . . . .    888,878
                                                          ----------
                                                           2,641,574
                                                          ----------

   SHARES OR
PRINCIPAL AMOUNT                                             VALUE
----------------                                          ----------
HEALTH SERVICES (1.1%)
     5,100  Enzon, Inc. (a) . . . . . . . . . . . . . . . $  287,028
     9,440  Laboratory Corp. of America Holdings (a). . .    763,224
    11,800  Universal Health Services (a) . . . . . . . .    504,804
                                                          ----------
                                                           1,555,056
                                                          ----------

HOME FURNITURE AND EQUIPMENT STORES (1.4%)
    15,100  Bed Bath & Beyond Inc. (a). . . . . . . . . .    511,890
    13,300  Best Buy Co., Inc. (a). . . . . . . . . . . .    990,584
    13,100  Williams-Sonoma, Inc. (a) . . . . . . . . . .    561,990
                                                          ----------
                                                           2,064,464
                                                          ----------

HOTELS OTHER LODGING PLACES (0.1%)
     3,900  Marriot International, Inc. . . . . . . . . .    158,535
                                                          ----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (4.3%)
    33,000  Apple Computer, Inc. (a). . . . . . . . . . .    722,700
     5,000  CDW Computer Centers, Inc. (a). . . . . . . .    268,550
     8,400  Deere & Company . . . . . . . . . . . . . . .    366,744
    12,200  Diebold, Inc. . . . . . . . . . . . . . . . .    493,368
     5,200  FMC Corp. (a) . . . . . . . . . . . . . . . .    309,400
     5,800  International Game Technology (a) . . . . . .    396,140
     9,200  Lexmark International, Inc. (a) . . . . . . .    542,800
    17,400  Novellus Systems, Inc. (a). . . . . . . . . .    686,430
    17,800  Pitney Bowes, Inc.. . . . . . . . . . . . . .    669,458
     7,500  Smith International, Inc. (a) . . . . . . . .    402,150
     9,500  The Stanley Works . . . . . . . . . . . . . .    442,415
    21,800  Storage Technology Corp. (a). . . . . . . . .    450,606
     6,300  Varian Medical Systems, Inc. (a). . . . . . .    448,938
                                                          ----------
                                                           6,199,699
                                                          ----------

INSURANCE CARRIERS (5.9%)
     5,130  Ambac Financial Group, Inc. . . . . . . . . .    296,822
    13,800  Fidelity National Financial, Inc. . . . . . .    342,240
    13,400  Health Net, Inc. (a). . . . . . . . . . . . .    291,852
    10,500  Lincoln National Corp . . . . . . . . . . . .    509,985
    15,200  MBIA, Inc . . . . . . . . . . . . . . . . . .    815,176
    22,400  Old Republic International Corp . . . . . . .    627,424
    12,100  Oxford Health Plans (a) . . . . . . . . . . .    364,694
     8,800  PMI Group, Inc. . . . . . . . . . . . . . . .    589,688
     6,500  The Progressive Corp. . . . . . . . . . . . .    970,450
    37,100  Protective Life Corp. . . . . . . . . . . . .  1,073,303
    22,000  Radian Group, Inc . . . . . . . . . . . . . .    944,900

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

   SHARES OR
PRINCIPAL AMOUNT                                             VALUE
----------------                                          -----------
INSURANCE CARRIERS (cont.)
    16,100  Torchmark Corp. . . . . . . . . . . . . . . . $  633,213
     3,900  Trigon Healthcare, Inc. (a) . . . . . . . . .    270,855
     6,300  Wellpoint Health Networks Inc. (a). . . . . .    736,155
                                                          ----------
                                                           8,466,757
                                                          ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (6.0%)
     7,680  Allergan, Inc . . . . . . . . . . . . . . . .    576,384
    12,300  Applera Corp-Applied Biosystems Group . . . .    483,021
    20,000  Becton, Dickinson and Co. . . . . . . . . . .    663,000
    28,950  Biomet, Inc . . . . . . . . . . . . . . . . .    894,555
    22,400  Boston Scientific Corp. (a) . . . . . . . . .    540,288
    12,100  Danaher Corp. . . . . . . . . . . . . . . . .    729,751
     8,100  Dentsply International. . . . . . . . . . . .    406,620
    17,400  KLA-Tencor Corp. (a). . . . . . . . . . . . .    862,344
     6,700  Mettler-Toledo International, Inc. (a). . . .    347,395
    16,200  Microchip Technology Inc. (a) . . . . . . . .    627,588
    20,100  St. Jude Medical, Inc. (a). . . . . . . . . .  1,560,765
     9,300  Tektronix, Inc. (a) . . . . . . . . . . . . .    239,754
    16,410  Waters Corp. (a). . . . . . . . . . . . . . .    635,888
                                                          ----------
                                                           8,567,353
                                                          ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
    19,400  Callaway Golf Company . . . . . . . . . . . .    371,510
    48,700  Mattel, Inc . . . . . . . . . . . . . . . . .    837,640
     9,900  Nike, Inc . . . . . . . . . . . . . . . . . .    556,776
    18,700  Tiffany & Co. . . . . . . . . . . . . . . . .    588,489
                                                          ----------
                                                           2,354,415
                                                          ----------

MISCELLANEOUS RETAIL (1.2%)
    19,700  Borders Group, Inc. (a) . . . . . . . . . . .    390,848
    21,500  Dollar Tree Stores, Inc. (a). . . . . . . . .    664,565
    39,200  Office Depot, Inc. (a). . . . . . . . . . . .    726,768
                                                          ----------
                                                           1,782,181
                                                          ----------

MOTION PICTURES (0.1%)
     5,700  Blockbuster, Inc. . . . . . . . . . . . . . .    143,640
                                                          ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.7%)
    15,900  Americredit Corp. (a) . . . . . . . . . . . .    501,645
    22,400  Countrywide Credit Industries, Inc. . . . . .    917,728
     9,800  Metris Companies, Inc . . . . . . . . . . . .    251,958
     8,900  USA Education, Inc. . . . . . . . . . . . . .    747,778
                                                          ----------
                                                           2,419,109
                                                          ----------

   SHARES OR
PRINCIPAL AMOUNT                                             VALUE
----------------                                          ----------
OFFICES HOLDING COMPANIES (1.2%)
    28,700  Public Storage, Inc . . . . . . . . . . . . . $  958,580
    19,800  Vornado Realty Trust. . . . . . . . . . . . .    823,680
                                                          ----------
                                                           1,782,260
                                                          ----------

OIL AND GAS EXTRACTION (3.1%)
    16,060  Apache Corp . . . . . . . . . . . . . . . . .    801,073
    14,300  Hanover Compressor Company (a). . . . . . . .    361,218
    12,040  Helmerich & Payne, Inc. . . . . . . . . . . .    401,895
    32,400  Patterson-UTI Energy, Inc. (a). . . . . . . .    755,244
    14,000  Tidewater, Inc. . . . . . . . . . . . . . . .    474,600
    37,800  USX-Marathon Group. . . . . . . . . . . . . .  1,134,000
    30,900  XTO Energy, Corp. . . . . . . . . . . . . . .    540,750
                                                          ----------
                                                           4,468,780
                                                          ----------

PAPER AND ALLIED PRODUCTS (1.6%)
    13,200  Bemis Co., Inc. . . . . . . . . . . . . . . .    649,176
    24,300  Packaging Corporation of America (a). . . . .    441,045
    21,500  Sonoco Products Co. . . . . . . . . . . . . .    571,470
    10,700  Temple-Inland, Inc. . . . . . . . . . . . . .    607,011
                                                          ----------
                                                           2,268,702
                                                          ----------

PERSONAL SERVICES (0.4%)
    14,100  H&R Block, Inc. . . . . . . . . . . . . . . .    630,270
                                                          ----------

PETROLEUM REFINING AND RELATED PRODUCTS (1.8%)
    14,100  Amerada Hess Corp . . . . . . . . . . . . . .    881,250
    20,700  Sunoco, Inc . . . . . . . . . . . . . . . . .    772,938
    25,500  Unocal Corp . . . . . . . . . . . . . . . . .    919,785
                                                          ----------
                                                           2,573,973
                                                          ----------

PRIMARY METAL INDUSTRIES (0.7%)
    12,800  Engelhard Corp. . . . . . . . . . . . . . . .    354,304
    13,100  Nucor Corp. . . . . . . . . . . . . . . . . .    693,776
                                                          ----------
                                                           1,048,080
                                                          ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.8%)
     4,300  Knight-Ridder, Inc. . . . . . . . . . . . . .    279,199
    16,400  The New York Times Co . . . . . . . . . . . .    709,300
     4,000  The Reynolds and Reynolds Co. . . . . . . . .     97,000
                                                          ----------
                                                           1,085,499
                                                          ----------

RAILROAD TRANSPORTATION (0.3%)
    26,300  Norfolk Southern Corp . . . . . . . . . . . .    482,079
                                                          ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                              VALUE
----------------                                           ----------
Real Estate Investment Trust (REIT's) (1.5%)
    34,600  Carramerica Realty Corp.. . . . . . . . . . .  $1,041,460
     8,700  Equity Office Properties Trust. . . . . . . .     261,696
    21,300  General Growth Industries . . . . . . . . . .     826,440
                                                           ----------
                                                            2,129,596
                                                           ----------

Real Estate Operators, Agents, Managers (0.5%)
    17,800  Rouse Co. . . . . . . . . . . . . . . . . . .     521,362
     5,770  Starwood Hotels & Resorts Worldwide, Inc. . .     172,235
                                                           ----------
                                                              693,597
                                                           ----------

Security and Commodity Brokers (1.3%)
     8,800  Bear Stearns Companies, Inc.. . . . . . . . .     516,032
    11,100  Eaton Vance Corp. . . . . . . . . . . . . . .     394,605
    59,800  E*Trade Group, Inc. (a) . . . . . . . . . . .     612,950
     8,900  SEI Investments Co. . . . . . . . . . . . . .     401,479
                                                           ----------
                                                            1,925,066
                                                           ----------

STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.4%)
     4,200  Cabot Microelectronics. . . . . . . . . . . .     332,850
     6,600  Lafarge Corp. . . . . . . . . . . . . . . . .     247,962
                                                           ----------
                                                              580,812
                                                           ----------

TOBACCO PRODUCTS (0.4%)
    10,200  R.J. Reynolds Tobacco Holdings, Inc.. . . . .     574,260
                                                           ----------

TEXTILE MILL PRODUCTS (0.5%)
    12,310  Mohawk Industries, Inc. (a) . . . . . . . . .     675,573
                                                           ----------

TRANSPORTATION BY AIR (0.4%)
    10,000  Delta Air Lines, Inc. . . . . . . . . . . . .     292,600
    11,100  Skywest, Inc. . . . . . . . . . . . . . . . .     282,495
                                                           ----------
                                                              575,095
                                                           ----------

TRANSPORTATION EQUIPMENT (2.2%)
    45,300  Delphi Automotive Systems Corp. . . . . . . .     618,798
    14,100  ITT Industries, Inc.. . . . . . . . . . . . .     712,050
    10,638  Northrop Grumman Corp.. . . . . . . . . . . .   1,072,417
     5,000  Paccar, Inc.. . . . . . . . . . . . . . . . .     328,100
     3,000  SPX Corp. (a) . . . . . . . . . . . . . . . .     410,700
                                                           ----------
                                                            3,142,065
                                                           ----------

TRANSPORTATION SERVICES (0.7%)
    10,600  C.H. Robinson Worldwide, Inc. . . . . . . . .     306,499
    11,400  Expeditors International of Washington, Inc..     649,230
                                                           ----------
                                                              955,729
                                                           ----------

   SHARES OR
PRINCIPAL AMOUNT                                               VALUE
----------------                                            ------------
WHOLESALE TRADE-DURABLE GOODS (0.8%)
    17,300  GRAINGER W.W., INC. . . . . . . .  . . . . .    $    830,400
     1,424  IMAGISTICS INTERNATIONAL (A) . . . . . . . .          17,586
     7,500  TECH DATA CORP. (A) . . . .  . . . . . . . .         324,600
                                                            ------------
                                                               1,172,586
                                                            ------------

WHOLESALE TRADE-NON-DURABLE GOODS (1.0%)
     5,400  AMERISOURCEBERGEN CORP. . . . . . . . .  . .         343,170
    20,100  MCKESSON HBOC, INC . . . . . . . . . . . . .         751,740
    13,000  SUPERVALU, INC . . . . . . . . . . . . . . .         287,559
                                                            ------------
                                                               1,382,469
                                                            ------------

            TOTAL COMMON STOCK (COST $130,253,891) . . .     140,293,494
                                                            ------------


SHORT-TERM INVESTMENTS (4.5%)
 6,440,000  NATIONS TREASURY RESERVE . . . . . . . . . .       6,440,000
                                                            ------------

            TOTAL SHORT-TERM INVESTMENTS (COST $6,440,000)     6,440,000
                                                            ------------

TOTAL INVESTMENTS (COST $136,693,891) (101.9%) . . . . .     146,733,494
                                                            ------------
LIABILITIES, LESS OTHER ASSETS (-1.9%) . . . . . . . . .      (2,665,181)
                                                            ------------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . . . . .    $144,068,313
                                                            ============

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S REVIEW


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco Large-Cap Fund (Class A with load) posted a return of -26.21% for the year ended December 31, 2001. The benchmarks, the S&P 500 Index & the Russell 1000 Index, returned -11.88% and -12.45%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     During the year volatility progressively increased as a lack of leadership among stocks was evident. Value stocks were the best performing in the first quarter while growth stocks were the best performing in the fourth quarter. Our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Fund during the year, however, the Fund was not immune to stock specific risk. Stock selection in the technology and capital goods sectors were the biggest detractors in performance as companies sharply reduced spending. This eventually led the economy into its first recession since 1991, resulting in lower earnings and lower expectations for companies in these sectors.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

     Stock selection in the consumer cyclical and the healthcare sectors enhanced returns during 2001. While many apparel retailers suffered from falling mall traffic and excess inventories, stocks of specialty retailers Bed Bath & Beyond, up 51%, and Best Buy, up 151%, held up as consumers responded to promotional pricing. Other consumer cyclical stocks contributing to performance were Kohl's, Federated Dept. Stores, Target and motorcycle manufacturer, Harley Davidson. Within the healthcare sector, managed care firms Tenet Healthcare and UnitedHealth Group proved resilient to the slowdown in the economy, as did pharmaceutical companies Forest Labs, Johnson & Johnson and King Pharmaceuticals.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     Technology stocks and other former highfliers suffered the heaviest damage, although they recouped earlier losses with a strong year-end bounce. These stocks, specifically within the software and the semiconductor industries, sold off during the year as overcapacity issues and unsustainable growth were factors. Adobe Systems, Oracle Corp and Veritas Software declined the most within software while Applied Micro Circuits, TriQuint Semiconductor and QLogic were the largest detractors within semiconductors.

                                [GRAPHIC OMITTED]

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

     Other big decliners included once celebrated telecommunications companies, some of which now trade at pennies on the dollar. The Fund's exposure to telecommunications was minimal, though it did have a negative effect on performance during the year.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     Investors can be comforted by the knowledge that the major stock indexes have not fallen for three consecutive years since 1939 to 1941. At this time fascism was sweeping through Europe, the Depression was a vivid memory and the world order seemed threatened. The Federal Reserve and the U.S. Government will continue their combined efforts to stimulate positive growth in the U.S. economy in 2002. We believe corporate profitability will respond favorably to an improving U.S. economy. When corporate profits improve, stock prices rise over the long term. We remain optimistic that 2002 will be a better year, with companies likely producing better and more stable earnings. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

CHICAGO EQUITY PARTNERS, LLP

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Chicago Equity Partners, LLP ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP - known for low-turnover growth performance - has taxable and taxexempt assets under management for more than 100 institutional clients.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)

                                                   Inception                       Since
                                                      date     1 year   3 years  inception
                                                   ----------  -------  -------  ---------
  Large-Cap A . . . . . . . . . . . . . . . . . .  07/01/2000  -26.21%    n/a      -27.11%
  Large-Cap B . . . . . . . . . . . . . . . . . .  07/01/2000  -26.01%    n/a      -26.58%
  Large-Cap C . . . . . . . . . . . . . . . . . .  07/01/2000  -22.87%    n/a      -24.48%
  Large-Cap Y . . . . . . . . . . . . . . . . . .  07/01/2000  -21.30%    n/a      -23.79%
  S&P 500 Index . . . . . . . . . . . . . . . . .  07/01/2000  -11.88%    n/a      -13.50%
  Russell 1000 Index. . . . . . . . . . . . . . .  07/01/2000  -12.45%    n/a      -13.75%
------------------------------------------------------------------------------------------

TOP FIVE SECTORS (as of 12/31/01)
  Chemicals and Allied Products . . . . . . . . . . . . . .  16.5%
  Electronic, Other Electrical Equipment, except Computers.  16.2%
  Business Services . . . . . . . . . . . . . . . . . . . .  15.6%
  Industrial, Commercial Machinery, Computers . . . . . . .   9.9%
  General Merchandise Stores. . . . . . . . . . . . . . . .   3.7%

------------------------------------------------------------------

TOP 10 HOLDINGS (as of 12/31/01)
  General Electric Co. . . . . . . . . . . . . . . . . . .    7.3%
  Microsoft Corp.. . . . . . . . . . . . . . . . . . . . .    5.4%
  Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . .    5.2%
  Intel Corp.  . . . . . . . . . . . . . . . . . . . . . .    4.1%
  Johnson & Johnson. . . . . . . . . . . . . . . . . . . .    2.9%
  International Business Machines Corp.  . . . . . . . . .    2.9%
  Cisco Systems, Inc.  . . . . . . . . . . . . . . . . . .    2.8%
  AOL Time Warner. . . . . . . . . . . . . . . . . . . . .    2.7%
  Wal-Mart Stores, Inc.  . . . . . . . . . . . . . . . . .    2.6%
  American International Group, Inc. . . . . . . . . . . .    2.4%

------------------------------------------------------------------
- CURRENT NET ASSETS: $21,745,680
- DECREASE IN NET ASSETS YTD: $8,868,588
- PERCENTAGE DECREASE IN NET ASSETS YTD: 29.0%
- BETA: 1.50 (CLASS A SHARES)(2)

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Large-Cap Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The Russell 1000 Index is an unmanaged index considered to be representative of the large-cap arena in general. Investors cannot actually invest in an index.

(2)  Beta measures the Fund's volatility as compared against the S&P 500 Index.

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                        VALUE
----------------                                      ----------
COMMON STOCKS (97.3%)
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (3.3%)
     9,460  The Home Depot, Inc. . . . . . . . . . .  $  482,555
     5,000  Lowe's Companies, Inc. . . . . . . . . .     232,050
                                                      ----------
                                                         714,605
                                                      ----------

BUSINESS SERVICES (15.6%)
    18,250  AOL Time Warner (a). . . . . . . . . . .     585,825
     1,400  Autodesk, Inc. . . . . . . . . . . . . .      52,178
     1,300  Automatic Data Processing, Inc.. . . . .      76,570
     2,800  Block H & R Inc. . . . . . . . . . . . .     125,160
     2,000  Cadence Design Systems, Inc. (a) . . . .      43,840
     4,400  Cendant Corp. (a). . . . . . . . . . . .      86,284
       300  Cerner Corp. (a) . . . . . . . . . . . .      14,979
     1,000  Citrix Systems (a) . . . . . . . . . . .      22,660
     1,200  Computer Associates International, Inc..      41,388
       700  Computer Sciences Corp. (a). . . . . . .      34,286
     2,100  Concord EFS Inc. (a) . . . . . . . . . .      68,838
     1,100  eBay, Inc. (a) . . . . . . . . . . . . .      73,590
     1,700  Electronic Data Systems Corp.. . . . . .     116,535
     1,700  First Data Corp. . . . . . . . . . . . .     133,365
     2,800  Henry (Jack) & Associates. . . . . . . .      61,152
       300  Hotel Reservations Inc. - CL A (a) . . .      13,800
     2,300  Interepublic Group Inc.. . . . . . . . .      67,942
     1,200  Intuit, Inc. (a) . . . . . . . . . . . .      51,336
     2,100  Mentor Graphics Corp. (a). . . . . . . .      49,497
    17,850  Microsoft Corp. (a). . . . . . . . . . .   1,182,562
       700  NCR Corp. (a). . . . . . . . . . . . . .      25,802
     1,300  Network Associates Inc. (a). . . . . . .      33,605
       500  Omnicom Group, Inc.. . . . . . . . . . .      44,675
    19,480  Oracle Corp. (a) . . . . . . . . . . . .     269,019
     1,700  PeopleSoft, Inc. (a) . . . . . . . . . .      68,340
       700  Symantec Corp. (a) . . . . . . . . . . .      46,431
                                                      ----------
                                                       3,389,659
                                                      ----------

CHEMICALS AND ALLIED PRODUCTS (16.5%)
     2,200  Abbott Laboratories. . . . . . . . . . .     122,650
     3,400  American Home Products Corp. . . . . . .     208,624
     4,500  Amgen, Inc. (a). . . . . . . . . . . . .     253,980
     1,700  Avon Products, Inc.. . . . . . . . . . .      79,050
       400  Barr Laboratories Inc. (a) . . . . . . .      31,744
     4,870  Bristol-Myers Squibb Co. . . . . . . . .     248,370
     1,400  Chiron Corp. (a) . . . . . . . . . . . .      61,376

   SHARES OR
PRINCIPAL AMOUNT                                         VALUE
----------------                                      ----------
CHEMICALS AND ALLIED PRODUCTS(cont.)
       800  Colgate-Palmolive Co.. . . . . . . . . .  $   46,200
     2,100  Forest Laboratories, Inc. (a). . . . . .     172,095
       600  Eastman Chemical Company . . . . . . . .      23,412
     1,100  Electronic Arts Inc. (a) . . . . . . . .      65,945
     2,000  Eli Lilly & Co.. . . . . . . . . . . . .     157,080
     1,200  Genentech, Inc. (a). . . . . . . . . . .      65,100
       500  Invitrogen Corp (a). . . . . . . . . . .      30,965
     1,825  IVAX Corp. (a) . . . . . . . . . . . . .      36,756
     1,900  King Pharmaceuticals, Inc. (a) . . . . .      80,047
       600  Medicis Pharmaceutical-CL A (a). . . . .      38,754
     4,600  Merck & Co., Inc.  . . . . . . . . . . .     270,480
       700  Mylan Laboratories . . . . . . . . . . .      26,250
    28,400  Pfizer, Inc. . . . . . . . . . . . . . .   1,131,740
     2,500  Pharmacia Corp.  . . . . . . . . . . . .     106,625
     1,500  Procter & Gamble Co. . . . . . . . . . .     118,695
     5,700  Schering-Plough Corp.  . . . . . . . . .     204,117
                                                      ----------
                                                       3,580,055
                                                      ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.3%)
    12,000  AT&T Wireless Group (a). . . . . . . . .     172,440
     1,300  Cox Radio Inc-CL A (a) . . . . . . . . .      33,124
       900  Hispanic Broadcasting Corp (a) . . . . .      22,950
     4,300  SBC Communications, Inc. . . . . . . . .     168,431
     2,100  USA Networks Inc. (a). . . . . . . . . .      57,351
       700  US Cellular Corp. (a). . . . . . . . . .      31,675
       400  Verizon Communications, Inc. . . . . . .      18,984
                                                      ----------
                                                         504,955
                                                      ----------

DEPOSITORY INSTITUTIONS (1.9%)
     3,100  Citigroup, Inc.. . . . . . . . . . . . .     156,488
     4,900  MBNA Corp. . . . . . . . . . . . . . . .     172,480
     2,300  Washington Mutual, Inc.. . . . . . . . .      75,210
                                                      ----------
                                                         404,178
                                                      ----------

EDUCATIONAL SERVICES (0.4%)
     2,050  Apollo Group, Inc. (a) . . . . . . . . .      92,270
                                                      ----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (0.5%)
       800  Duke Energy Corp . . . . . . . . . . . .      31,408
     1,600  Dynegy, Inc. Class A . . . . . . . . . .      40,800
     1,600  The Williams Companies, Inc. . . . . . .      40,832
                                                      ----------
                                                         113,040
                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


   SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
----------------                                                 ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (16.2%)
       700  Advanced Fibre Communication (a) . . . . . . . . . . $   12,369
     1,500  Altera Corporation (a) . . . . . . . . . . . . . . .     31,830
     2,100  Applied Micro Circuits Corp (a). . . . . . . . . . .     23,772
     1,200  CIENA Corp. (a). . . . . . . . . . . . . . . . . . .     17,172
       600  Cree, Inc. (a) . . . . . . . . . . . . . . . . . . .     17,676
    39,760  General Electric Co. . . . . . . . . . . . . . . . .  1,593,581
    28,100  Intel Corp.. . . . . . . . . . . . . . . . . . . . .    883,745
       500  International Rectifier Corp. (a). . . . . . . . . .     17,440
     1,200  Intersil Holding Corp. (a) . . . . . . . . . . . . .     38,700
       400  L-3 Communications Holdings (a). . . . . . . . . . .     36,000
     2,000  Linear Technology Corp.. . . . . . . . . . . . . . .     78,080
     2,559  Maxim Integrated Products, Inc. (a). . . . . . . . .    134,373
     1,100  Microchip Technology Inc. (a). . . . . . . . . . . .     42,614
     3,600  Network Appliance Inc. (a) . . . . . . . . . . . . .     78,732
       900  NVIDIA Corp. (a) . . . . . . . . . . . . . . . . . .     60,210
     1,500  PMC-Sierra Inc. (a). . . . . . . . . . . . . . . . .     31,890
       700  Polycom, Inc. (a). . . . . . . . . . . . . . . . . .     23,849
       800  QLogic Corp. (a) . . . . . . . . . . . . . . . . . .     35,608
     3,000  QUALCOMM, Inc. (a) . . . . . . . . . . . . . . . . .    151,500
     1,700  Scientific-Atlanta, Inc. . . . . . . . . . . . . . .     40,698
       600  Tekelec (a). . . . . . . . . . . . . . . . . . . . .     10,866
     2,800  Texas Instruments, Inc.. . . . . . . . . . . . . . .     78,400
       400  Utstarcom Inc. (a) . . . . . . . . . . . . . . . . .     11,400
       400  Whirlpool Corp . . . . . . . . . . . . . . . . . . .     29,332
     1,300  Xilinx, Inc. (a) . . . . . . . . . . . . . . . . . .     50,765
                                                                 ----------
                                                                  3,530,602
                                                                 ----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.5%)
     1,200  Millennium Pharmaceuticals, Inc. (a) . . . . . . . .     29,412
     1,100  Moody's Corp . . . . . . . . . . . . . . . . . . . .     43,846
       600  Paychex, Inc.. . . . . . . . . . . . . . . . . . . .     20,910
     1,000  Quintiles Transnational Corp. (a). . . . . . . . . .     16,050
                                                                 ----------
                                                                    110,218
                                                                 ----------
FOOD AND KINDRED PRODUCTS (3.2%)
     1,100  Anheuser-Busch Cos Inc.. . . . . . . . . . . . . . .     49,731
     5,220  The Coca-Cola Co.. . . . . . . . . . . . . . . . . .    246,123
       700  Kellogg Co . . . . . . . . . . . . . . . . . . . . .     21,070
       600  McCormick & Co.. . . . . . . . . . . . . . . . . . .     25,182
     7,080  PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . .    344,725
                                                                 ----------
                                                                    686,831

   SHARES OR
PRINCIPAL AMOUNT                                         VALUE
----------------                                      ----------
FOOD STORES (1.2%)
     1,500  Albertson's Inc. . . . . . . . . . . . .  $   47,235
     1,100  Brinker International Inc. (a) . . . . .      32,736
     1,300  Mckesson Corp. . . . . . . . . . . . . .      48,620
     2,700  Safeway, Inc. (a). . . . . . . . . . . .     112,725
       500  Talbots Inc. . . . . . . . . . . . . . .      18,125
                                                      ----------
                                                         259,441
                                                      ----------
GENERAL MERCHANDISE STORES (3.7%)
     1,900  Kohl's Corp. (a) . . . . . . . . . . . .     133,836
     2,900  TJX Companies Inc. . . . . . . . . . . .     115,594
     9,690  Wal-Mart Stores, Inc.. . . . . . . . . .     557,660
                                                      ----------
                                                         807,090
                                                      ----------
HEALTH SERVICES (0.5%)
       700  Laboratory Corp. of America Holdings (a)      56,595
       900  Tenet Healthcare Corp. (a) . . . . . . .      52,848
                                                      ----------
                                                         109,443
                                                      ----------
HOME FURNITURE AND EQUIPMENT STORES (1.2%)
     3,700  Bed Bath & Beyond, Inc. (a). . . . . . .     125,430
     1,900  Best Buy Co., Inc. (a) . . . . . . . . .     141,512
                                                      ----------
                                                         266,942
                                                      ----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (9.9%)
     3,020  Applied Materials, Inc. (a). . . . . . .     121,102
    34,200  Cisco Systems, Inc. (a). . . . . . . . .     619,362
     9,700  Dell Computer Corp. (a). . . . . . . . .     263,646
     3,230  EMC Corp. (a). . . . . . . . . . . . . .      43,411
       900  Harris Corp. . . . . . . . . . . . . . .      27,459
     5,200  International Business Machines Corp.. .     628,992
     1,800  Jabil Circuit, Inc. (a). . . . . . . . .      40,896
       900  Juniper Networks Inc. (a). . . . . . . .      17,055
     1,300  Lexmark International, Inc. (a). . . . .      76,700
     1,810  Novellus Systems, Inc. (a) . . . . . . .      71,404
       900  Smith International Inc. (a) . . . . . .      48,258
     1,400  Storage Technology Corp. (a) . . . . . .      28,938
     5,200  Sun Microsystems, Inc. (a) . . . . . . .      63,960
     1,000  United Technologies Corp.. . . . . . . .      64,630
       400  Varian Medical Systems Inc. (a). . . . .      28,504
                                                      ----------
                                                       2,144,317
                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                            VALUE
----------------                                         ----------
INSURANCE CARRIERS (3.4%)
     2,700  Aflac Inc. . . . . . . . . . . . . . . .     $   66,312
     6,500  American International Group, Inc. . . .        516,100
     2,100  UnitedHealth Group Inc.  . . . . . . . .        148,617
                                                         ----------
                                                            731,029
                                                         ----------
     MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.7%)
     1,300  Allergan, Inc. . . . . . . . . . . . . .         97,565
     1,900  Applied Biosystems Group-APP . . . . . .         74,613
       900  Baxter International, Inc. . . . . . . .         48,267
       400  Dentsply International Inc.  . . . . . .         20,080
       900  Guidant Corp. (a). . . . . . . . . . . .         44,820
     1,800  KLA-Tencor Corp. (a) . . . . . . . . . .         89,208
     4,300  Medtronic, Inc.  . . . . . . . . . . . .        220,203
     1,600  St. Jude Medical, Inc. (a) . . . . . . .        124,240
     1,200  Waters Coporation (a)  . . . . . . . . .         46,500
     1,300  Zimmer Holdings Inc. (a) . . . . . . . .         39,702
                                                         ----------
                                                            805,198
                                                         ----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
     1,600   Tyco International, Ltd.  . . . . . . .         94,240
                                                         ----------
MISCELLANEOUS RETAIL (0.7%)
       800  Abercrombie & Fitch CO-CL A (a)  . . . .         21,224
       600  Jones Apparel Group Inc. (a) . . . . . .         19,902
     1,500  Tiffany & Co.  . . . . . . . . . . . . .         47,205
     1,900  Walgreen Co. . . . . . . . . . . . . . .         63,954
                                                         ----------
                                                            152,285
                                                         ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (3.4%)
     1,200  Capital One Financial Corp.  . . . . . .         64,740
     1,100  Fannie Mae . . . . . . . . . . . . . . .         87,450
     2,700  Freddie Mac  . . . . . . . . . . . . . .        176,580
     3,000  SPDR Trust Series  . . . . . . . . . . .        342,690
       900  USA Education, Inc.  . . . . . . . . . .         75,618
                                                         ----------
                                                            747,078
                                                         ----------

OIL AND GAS EXTRACTION (1.3%)
     2,300  Anadarko Petroleum Corp. . . . . . . . .        130,755
     2,600  Patterson-UTI Energy Inc. (a)  . . . . .         60,606
     2,700  Tidewater Inc. . . . . . . . . . . . . .         91,530
                                                         ----------
                                                            282,891
                                                         ----------

PRIMARY METAL INDUSTRIES (0.1%)
       900  Alcoa, Inc.  . . . . . . . . . . . . . .         31,995

   SHARES OR
PRINCIPAL AMOUNT                                            VALUE
----------------                                         ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.8%)
       300  Kimberly-Clark Corp  . . . . . . . . . .     $    17,940
       700  McGraw-Hill Companies Inc. . . . . . . .          42,686
     2,700  Viacom, Inc. - Class B (a) . . . . . . .         119,205
                                                         ------------
                                                             179,831
                                                         ------------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (0.3%)
       500  Cabot Microelectronics Corp. (a) . . . .          39,625
       600  Gentex Corp. (a) . . . . . . . . . . . .          16,038
                                                         ------------
                                                              55,663
                                                         ------------

TOBACCO PRODUCTS (0.8%)
     3,800  Philip Morris Companies, Inc.  . . . . .         174,230
                                                         ------------
TRANSPORTATION EQUIPMENT (0.6%)
     1,100  The Boeing Co. . . . . . . . . . . . . .          42,658
     1,800  Harley-Davidson, Inc.  . . . . . . . . .          97,758
                                                         ------------
                                                             140,416
                                                         ------------
TRANSPORTATION SERVICES (0.4%)
     1,200  Expeditors International of Washington, Inc.      68,340
                                                         ------------
WHOLESALE TRADE-DURABLE GOODS (3.0%)
    10,740  Johnson & Johnson. . . . . . . . . . . .         634,734
       400  Tech Data Corp. (a). . . . . . . . . . .          17,312
                                                         ------------
                                                             652,046
                                                         ------------

WHOLESALE TRADE NON-DURABLE GOODS (1.5%)
     3,550  Cardinal Health, Inc.  . . . . . . . . .         229,543
     3,900  SYSCO Corp.  . . . . . . . . . . . . . .         102,258
                                                         ------------
                                                             331,801
                                                         ------------
            TOTAL COMMON STOCK (cost $22,587,953). .      21,160,689
                                                         ------------

SHORT-TERM INVESTMENTS (2.8%)
   604,000 Nations Treasury Reserve . . . . . . . .          604,000
                                                         ------------
           TOTAL SHORT-TERM INVESTMENTS (cost $604,000)      604,000
                                                         ------------
TOTAL INVESTMENTS (cost $23,191,953) (100.1%). . . .      21,764,689
                                                         ------------
LIABILITIES LESS OTHER ASSETS (-0.1%). . . . . . . .         (19,009)
                                                         ------------
TOTAL NET ASSETS 100.0%. . . . . . . . . . . . . . .     $21,745,680
                                                         ============
----------------

      (a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

Conseco Balanced Fund
--------------------------------------------------------------------------------

Portfolio Manager's Review


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco Balanced Fund (Class A with load) posted a return of -11.78% for the year ended December 31, 2001. The benchmarks, the S&P MidCap 400 Index and the LBA Index, returned -0.58% and 8.42%, respectively.

WHAT CAUSED THE FUND TO LAG ITS BENCHMARK?

     Investors rotated among sectors throughout the year as a record period of U.S. expansion drew to a close and economic weakness was a dominant theme. The Fund captured the returns of the top performing sectors (financials and consumer cyclicals) but was not immune to the bottom performing sectors, such as technology and capital goods. Most notably within technology, the communications equip- ment industry was one of the biggest detractors as deteriorating fundamentals, excess capacity and highly leveraged operations produced double-digit losses across the board. The capital goods sector was hampered by the slowdown in the U.S. economy primarily in the machinery, aerospace and airline industries.

     On the positive side, in the fourth quarter investors turned their attention to those stocks considered to be the most economically sensitive, which traditionally are the first to rebound heading out of a downturn. Among those are technology stocks, which staged a significant rally during the fourth quarter to outperform the broader market, helping the Fund's performance. That late year run wasn't enough, however, to prevent the sector from ending 2001 as one of the year's worst performers.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

     Security selection in the financial sector and the consumer cyclical sector enhanced returns during 2001. Companies such as USA Education (formerly Sallie
Mae), TCF Financial and Union Planters were the largest contributors within the financial sector for the year. USA's performance was driven by its reliability in meeting earnings expectations throughout the year, reasonable valuation (P/E) and future stable earnings growth. TCF Financial and Union Planters were beneficiaries of the record mortgage re-financings in 2001 as these consumer-oriented banks rose steadily during the year. Within the consumer cyclical sector, Johnson Controls, Centex and Bed, Bath & Beyond were the largest contributors.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     Technology stocks detracted the most as expensive valuations, negative earning surprises and lower guidance brought tech stocks down for the second consecutive year. The software and communications equipment industries were also large detractors as software stocks Adobe Systems and Oracle were down 46% and 56%, respectively, while a less than market weight position in Microsoft detracted as the stock produced a 53% gain for the year. The communications equipment industry detractors were CIENA Corp., Brocade Communications and Juniper Networks. Within the capital goods sector, Boeing and United Technologies were the largest detractors. The Enron debacle and the subsequent fallout that rippled through the natural gas and natural gas pipeline sectors also hampered returns.

                                [GRAPHIC OMITTED]

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     As we enter 2002, investors should be comforted by the knowledge that the major stock indexes haven't fallen for three consecutive years since 1939-41, a period when fascism was sweeping through Europe, the Depression was a vivid memory and the world order seemed threatened. Furthermore, the Federal Reserve and the U.S. Government should be successful in their combined efforts to stimulate positive growth in the U.S. economy in 2002. We also believe corporate profitability will respond to an improving U.S. economy. As corporate profits improve, so should stock prices over the long term. We remain optimistic that 2002 will be a better year as companies should produce better and more stable earnings.

     Overall, our philosophy for the equity portion of the portfolio will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

     We expect the landscape for bond investors to be more manageable than prior years if new issue volume subsides, the pace of ratings downgrades declines and an economic recovery takes hold. During the past year, 10% of the par value of the Lehman Brothers Credit Index that started 2001 as A-rated was down-graded to BBB or lower. Similarly, 7.5% of the par value that started 2001 as BBB-rated was down-graded to BB or lower. Credit deterioration was, again, the biggest issue bond managers faced during the year. The number of downgrades has exceeded the number of upgrades each of the past four years as companies have levered their balance sheets and pursued aggressive expansion plans. However, we are encouraged that the pace of downgrades seems to be slowing.

     During the next year, like last year, we will likely experience sustained low interest rates. We expect the Fed will stop lowering interest rates in 2002 and monetary policy will shift from an easing to neutral stance as the employment picture stabilizes. Ultimately, policy will shift to a tightening, however, we don't expect to see that until later in 2002. Inevitably, this will result in a flattening in the yield curve as short-term interest rates rise. Increased U.S. Treasury borrowing needs will put additional pressure on interest rates. Refinancing opportunities for the corporate sector will dwindle resulting in lower investment-grade issuance.

     CHICAGO EQUITY PARTNERS, LLP      GREGORY J. HAHN, CFA
                                       Chief Investment Officer
                                       Portfolio Manager
                                       Conseco Capital Management, Inc.


--------------------------------------------------------------------------------
Chicago Equity Partners, LLP ("CEP") and Gregory J. Hahn, CFA, chief fixed income investment officer and senior vice president at Conseco Capital Management, Inc. ("CCM"), share responsibility for managing this Fund.

In business since 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.

Hahn is the portfolio manager for the fixed-income portion of the Fund, as well as $2 billion in institutional fixed-income accounts.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)

                                          Inception                        Since
                                            date      1 year   3 years   inception
                                        -----------  --------  --------  ----------
Balanced A . . . . . . . . . . . . . .     01/02/97   -11.78%     7.05%      10.09%

Balanced B . . . . . . . . . . . . . .     02/10/98   -11.36%     7.92%       7.87%

Balanced C . . . . . . . . . . . . . .     02/13/98    -7.68%     8.67%       8.28%

Balanced Y . . . . . . . . . . . . . .     01/02/97    -5.83%     9.74%      11.97%
LBA Index. . . . . . . . . . . . . . .     01/02/97     8.42%     6.27%       7.42%
S&P MidCap 400 Index . . . . . . . . .     01/02/97    -0.58%    10.24%      16.11%
-----------------------------------------------------------------------------------

TOP FIVE SECTORS (as of 12/31/01)
  Electric, Gas, Water, Cogeneration, Sanitary Services . . . .   13.1%
  Communications by Phone, Television, Radio, Cable . . . . . .    9.8%
  Depository Institutions . . . . . . . . . . . . . . . . . . .    8.2%
  Chemicals and Allied Products . . . . . . . . . . . . . . . .    7.8%
  Electronic, Other Electrical Equipment, except Computers. . .    6.2%
-----------------------------------------------------------------------
TOP 10 HOLDINGS (as of 12/31/01)
  General Electric Co . . . . . . . . . . . . . . . . . . . . .    2.4%
  Federal Home Loan Mortgage Corp., #C01184.  . . . . . . . . .    2.2%
  U.S. Treasury Note. . . . . . . . . . . . . . . . . . . . . .    2.0%
  Pfizer, Inc . . . . . . . . . . . . . . . . . . . . . . . . .    1.9%
  Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . .    1.6%
  Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . .    1.5%
  International Business Machines Corp. . . . . . . . . . . . .    1.4%
  Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . .    1.2%
  Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . .    1.2%
  Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . .    1.2%
-----------------------------------------------------------------------

-  CURRENT NET ASSETS: $88,938,531
-  INCREASE IN NET ASSETS YTD: $26,339,462
-  PERCENTAGE INCREASE IN NET ASSETS YTD: 42.2%
-  BETA: 1.19 (CLASS A SHARES)(2)

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Balanced Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. The MidCap S&P 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general.

(2) Beta measures the Fund's volatility as compared to a 50%/50% blend of the S&P MidCap 400 Index and the LBA Index.

Conseco Balanced Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                               VALUE
----------------                                             ----------
COMMON STOCKS (60.1%)
BUILDING CONSTRUCTION, GENERAL CONSTRUCTION (0.2%)
       2,700   Centex Corp. . . . . . . . . . . . . . . . .  $  154,143
                                                             ----------

BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (1.0%)
      11,970   The Home Depot, Inc. . . . . . . . . . . . .     610,590
       6,200   Lowe's Companies, Inc. . . . . . . . . . . .     287,742
                                                             ----------
                                                                898,332
                                                             ----------

BUSINESS SERVICES (5.4%)
      26,060   AOL Time Warner, Inc. (a). . . . . . . . . .     836,526
       2,000   Autodesk, Inc. . . . . . . . . . . . . . . .      74,540
         900   Brodcade Communications Systems, Inc. (a). .      29,808
       3,800   Cadence Design Systems, Inc. (a) . . . . . .      83,296
       9,600   Cendant Corp. (a). . . . . . . . . . . . . .     188,256
         500   Cerner Corp. (a) . . . . . . . . . . . . . .      24,965
       1,600   Citrix Systems, Inc. (a) . . . . . . . . . .      36,256
       5,700   Computer Associates International, Inc.. . .     196,593
       1,900   Computer Sciences Corp. (a). . . . . . . . .      93,062
       4,600   Concord EFS, Inc. (a). . . . . . . . . . . .     150,788
       1,100   eBAY, Inc. (a) . . . . . . . . . . . . . . .      73,590
       1,700   Electronic Arts, Inc. (a). . . . . . . . . .     101,915
       2,600   Electronic Data Systems Corp.. . . . . . . .     178,230
       3,930   First Data Corp. . . . . . . . . . . . . . .     308,309
       2,100   Fiserv, Inc. (a) . . . . . . . . . . . . . .      88,872
         700   Hotel Reservations Network, Inc. class A (a)      32,200
       3,300   Interpublic Group Companies, Inc.. . . . . .      97,482
       2,700   Intuit, Inc. (a) . . . . . . . . . . . . . .     115,506
       1,300   Mentor Graphics Corp. (a). . . . . . . . . .      30,641
      21,500   Microsoft Corp. (a). . . . . . . . . . . . .   1,424,375
       4,900   Network Associates, Inc. (a) . . . . . . . .     126,665
       1,300   NCR Corp. (a). . . . . . . . . . . . . . . .      47,918
      20,330   Oracle Corp. (a) . . . . . . . . . . . . . .     280,757
       2,200   PeopleSoft, Inc. (a) . . . . . . . . . . . .      88,440
       1,900   Symantec Corp. (a) . . . . . . . . . . . . .     126,027
                                                             ----------
                                                              4,835,017
                                                             ----------

CHEMICALS AND ALLIED PRODUCTS (7.4%)
       6,270   Abbott Laboratories. . . . . . . . . . . . .     349,553
       2,700   Air Products & Chemicals, Inc. . . . . . . .     126,657
       4,600   American Home Products Corp. . . . . . . . .     282,256
       6,000   Amgen, Inc. (a). . . . . . . . . . . . . . .     338,640
       3,600   Avon Products, Inc.. . . . . . . . . . . . .     167,400
       9,620   Bristol-Myers Squibb Co. . . . . . . . . . .     490,620

  SHARES OR
PRINCIPAL AMOUNT                                            VALUE
----------------                                          ----------
CHEMICALS AND ALLIED PRODUCTS  (cont.)
      1,000   Cabot Corp.. . . . . . . . . . . . . . . .  $   35,700
      1,800   Chiron Corp. (a) . . . . . . . . . . . . .      78,912
      2,100   Clorox Corp. . . . . . . . . . . . . . . .      83,055
      2,300   Cytec Industries, Inc. (a) . . . . . . . .      62,100
      3,000   Dow Chemical Co. . . . . . . . . . . . . .     101,340
      2,400   Eastman Chemical Co. . . . . . . . . . . .      93,648
      2,400   E. I. du Pont de Nemours and Co. . . . . .     102,024
      2,700   Eli Lilly And Co.. . . . . . . . . . . . .     212,058
      2,900   Forest Laboratories, Inc. (a). . . . . . .     237,655
      2,700   Genetech, Inc. (a) . . . . . . . . . . . .     146,475
      2,300   International Flavors & Fragrances, Inc. .      68,333
      2,300   Ivax Corp. (a) . . . . . . . . . . . . . .      46,322
      3,133   King Pharmaceuticals, Inc. (a) . . . . . .     131,993
      1,200   Lubrizol Corp. . . . . . . . . . . . . . .      42,108
        900   Medicis Pharmaceatical Class A (a) . . . .      58,131
      9,270   Merck & Co., Inc.. . . . . . . . . . . . .     545,076
      2,900   Mylan Labs, Inc. . . . . . . . . . . . . .     108,750
     41,500   Pfizer, Inc. . . . . . . . . . . . . . . .   1,653,775
      1,600   PPG Industries, Inc. . . . . . . . . . . .      82,752
      8,200   The Procter & Gamble Co. . . . . . . . . .     648,866
      7,300   Schering-Plough Corp.. . . . . . . . . . .     261,413
        900   Valspar Corp.. . . . . . . . . . . . . . .      35,640
                                                          ----------
                                                           6,591,252
                                                          ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.5%)
     12,800   AT&T Corp. . . . . . . . . . . . . . . . .     232,192
     16,499   AT&T Wireless Group (a). . . . . . . . . .     237,091
      9,600   BellSouth Corp.. . . . . . . . . . . . . .     366,240
      5,600   Cox Communications, Inc. - Class A (a) . .     234,696
      2,700   Hispanic Broadcasting Corp. (a). . . . . .      68,850
     16,500   SBC Communications, Inc. . . . . . . . . .     646,305
     11,200   Sprint Corp. . . . . . . . . . . . . . . .     224,896
     16,690   Verizon Communications, Inc. . . . . . . .     792,107
     24,890   WorldCom, Inc. (a) . . . . . . . . . . . .     350,451
                                                          ----------
                                                           3,152,828
                                                          ----------

DEPOSITORY INSTITUTIONS (6.5%)
     15,300   Bank of America Corp.. . . . . . . . . . .     963,135
     26,100   Citigroup, Inc.. . . . . . . . . . . . . .   1,317,528
      3,100   Comerica, Inc. . . . . . . . . . . . . . .     177,630
      5,200   Dime Bancorp, Inc. . . . . . . . . . . . .     187,616
      3,800   First Tennessee National Corp. . . . . . .     137,788

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

  SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
----------------                                                 ----------
DEPOSITORY INSTITUTIONS   (cont.)
      8,500  FleetBoston Financial Corp.. . . . . . . . . . . .  $  310,250
      6,500  Golden State Bancorp, Inc. . . . . . . . . . . . .     169,975
      5,700  GreenPoint Financial Corp. . . . . . . . . . . . .     203,775
      3,200  J.P. Morgan Chase & Co.. . . . . . . . . . . . . .     116,320
     12,700  MBNA Corp. . . . . . . . . . . . . . . . . . . . .     447,040
      9,600  National City Corp.. . . . . . . . . . . . . . . .     280,704
      5,100  SouthTrust Corp. . . . . . . . . . . . . . . . . .     125,817
      2,300  Suntrust Banks, Inc. . . . . . . . . . . . . . . .     144,210
      2,900  TCF Financial Corp.. . . . . . . . . . . . . . . .     139,142
      6,970  U.S. Bancorp . . . . . . . . . . . . . . . . . . .     145,882
      7,200  Union Planters Corp. . . . . . . . . . . . . . . .     324,936
     13,750  Washington Mutual, Inc.. . . . . . . . . . . . . .     449,625
      2,500  Wells Fargo & Co.. . . . . . . . . . . . . . . . .     108,625
                                                                 ----------
                                                                  5,749,998
                                                                 ----------

EATING AND DRINKING PLACES (0.3%)
      2,400  Darden Restaurants, Inc. . . . . . . . . . . . . .      84,960
      2,700  Tricon Global Restaurants, Inc. (a). . . . . . . .     132,840
      3,000  Wendy's International, Inc.. . . . . . . . . . . .      87,510
                                                                 ----------
                                                                    305,310
                                                                 ----------

EDUCATIONAL SERVICES (0.1%)
      2,650  Apollo Group, Inc. (a) . . . . . . . . . . . . . .     119,277
                                                                 ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.0%)
      3,400  American Electric Power Co., Inc.. . . . . . . . .     148,002
      3,000  DTE Energy Co. . . . . . . . . . . . . . . . . . .     125,820
      8,700  Duke Energy Corp.. . . . . . . . . . . . . . . . .     341,562
      4,700  Dynegy, Inc. - Class A . . . . . . . . . . . . . .     119,850
      2,170  El Paso Energy Corp. . . . . . . . . . . . . . . .      96,804
      3,600  FPL Group, Inc.. . . . . . . . . . . . . . . . . .     203,040
      3,900  First Energy Corp. . . . . . . . . . . . . . . . .     136,422
      2,900  Pinnacle West Capital, Inc.. . . . . . . . . . . .     121,365
      4,000  Progress Energy, Inc.. . . . . . . . . . . . . . .     180,120
      5,300  Sempra Energy, Inc.. . . . . . . . . . . . . . . .     130,115
      7,200  Williams Companies, Inc. . . . . . . . . . . . . .     183,744
                                                                 ----------
                                                                  1,786,844
                                                                 ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (6.0%)
      2,200  Advanced Fibre Communications, Inc. (a). . . . . .      38,874
      2,300  Altera Corp. (a) . . . . . . . . . . . . . . . . .      48,806
      3,500  American Power Conversion Co. (a). . . . . . . . .      50,610
      3,500  Applied Micro Circuits Corp. (a) . . . . . . . . .      39,620
      2,800  CIENA Corp. (a). . . . . . . . . . . . . . . . . .      40,068

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                  ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (cont.)
     53,690   General Electric Co. . . . . . . . . . . . . . . .  $2,151,895
     34,760   Intel Corp.. . . . . . . . . . . . . . . . . . . .   1,093,202
      1,700   International Rectifier Corp. (a). . . . . . . . .      59,296
      3,200   Intersil Holding Corp. (a) . . . . . . . . . . . .     103,200
        900   L 3 Communications Holdings, Inc. (a). . . . . . .      81,000
      1,700   Linear Technology Corp.. . . . . . . . . . . . . .      66,368
      3,410   Maxim Integrated Products, Inc. (a). . . . . . . .     179,059
      3,700   Microchip Technology, Inc. (a) . . . . . . . . . .     143,338
      4,000   Motorola, Inc. . . . . . . . . . . . . . . . . . .      60,080
      6,700   Network Appliance, Inc. (a). . . . . . . . . . . .     146,529
      2,400   NVIDIA Corp. (a) . . . . . . . . . . . . . . . . .     160,560
      2,300   PMC-Sierra, Inc. (a) . . . . . . . . . . . . . . .      48,898
      1,600   Polycom, Inc. (a). . . . . . . . . . . . . . . . .      54,512
      1,100   QLogic Corp. (a) . . . . . . . . . . . . . . . . .      48,961
      3,300   QUALCOMM, Inc. (a) . . . . . . . . . . . . . . . .     166,650
      2,500   Scientific-Atlanta, Inc. . . . . . . . . . . . . .      59,850
      1,500   Tekelec, Inc. (a). . . . . . . . . . . . . . . . .      27,165
      3,200   Texas Instruments, Inc.. . . . . . . . . . . . . .      89,600
      2,300   Utstarcom, Inc. (a). . . . . . . . . . . . . . . .      65,550
      3,100   Vishay Intertechnology, Inc. (a) . . . . . . . . .      60,450
      2,200   Whirlpool Corp.. . . . . . . . . . . . . . . . . .     161,326
      1,500   Xilinx, Inc. (a) . . . . . . . . . . . . . . . . .      58,575
                                                                  ----------
                                                                   5,304,042
                                                                  ----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.4%)
      1,000   Cephalon, Inc. (a) . . . . . . . . . . . . . . . .      75,585
      1,700   Dun & Bradstreet, Inc. (a) . . . . . . . . . . . .      60,010
      2,200   Millennium Pharmaceuticals, Inc. (a) . . . . . . .      53,922
      1,900   Moody's Corp.. . . . . . . . . . . . . . . . . . .      75,734
      1,800   PerkinElmer, Inc.. . . . . . . . . . . . . . . . .      63,036
      2,600   Quintiles Transnational, Inc. (a). . . . . . . . .      41,730
                                                                  ----------
                                                                     370,017
                                                                  ----------

FABRICATED METAL PRODUCTS (0.3%)
      1,800   Danaher Corp.. . . . . . . . . . . . . . . . . . .     108,558
      2,100   Fortune Brands, Inc. . . . . . . . . . . . . . . .      83,139
      1,800   Lockheed Martin Corp.. . . . . . . . . . . . . . .      84,006
                                                                  ----------
                                                                     275,703
                                                                  ----------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

  SHARES OR
PRINCIPAL AMOUNT                                      VALUE
----------------                                    ----------
FOOD AND KINDRED PRODUCTS (2.5%)
      4,000   Anheuser-Busch Companies, Inc. . . .  $  180,840
      8,450   The Coca-Cola Co.. . . . . . . . . .     398,418
      3,400   Conagra, Inc.. . . . . . . . . . . .      80,818
      2,100   General Mills, Inc.. . . . . . . . .     109,221
      2,300   Kellogg Co.. . . . . . . . . . . . .      69,230
      3,000   McCormick & Co., Inc.. . . . . . . .     125,910
     12,230   PepsiCo, Inc.. . . . . . . . . . . .     595,479
     13,320   Philip Morris Companies, Inc.. . . .     610,722
      2,000   Smithfield Foods, Inc. (a) . . . . .      44,080
      3,800   Tyson Foods, Inc.. . . . . . . . . .      43,890
                                                    ----------
                                                     2,258,608
                                                    ----------

FOOD STORES (0.3%)
      5,500   Albertsons, Inc. . . . . . . . . . .     173,195
      2,300   Safeway, Inc. (a). . . . . . . . . .      96,025
                                                    ----------
                                                       269,220
                                                    ----------

FURNITURE AND FIXTURES (0.4%)
      2,500   Johnson Controls, Inc. . . . . . . .     201,875
      3,500   Lear Corporation (a) . . . . . . . .     133,490
                                                    ----------
                                                       335,365
                                                    ----------

GENERAL MERCHANDISE STORES (1.8%)
      2,500   CostCo Wholesale Corp. (a) . . . . .     110,950
      5,500   Federated Department Store, Inc. (a)     224,950
      3,000   Foot Locker, Inc. (a). . . . . . . .      46,950
      2,400   Kohl's Corp. (a) . . . . . . . . . .     169,056
      7,800   Sears Roebuck & Co.. . . . . . . . .     371,592
     11,440   Wal-Mart Stores, Inc.. . . . . . . .     658,372
                                                    ----------
                                                     1,581,870
                                                    ----------

HEALTH SERVICES (0.4%)
      3,400   Tenet Healthcare Corp. (a) . . . . .     199,648
      2,800   Universal Health Services, Inc. (a).     119,784
                                                    ----------
                                                       319,432
                                                    ----------

HOME FURNITURE AND EQUIPMENT STORES (0.6%)
      7,600   Bed Bath & Beyond, Inc. (a). . . . .     257,640
      3,700   Best Buy Co., Inc. (a) . . . . . . .     275,576
                                                    ----------
                                                       533,216
                                                    ----------

   SHARES OR
PRINCIPAL AMOUNT                                           VALUE
----------------                                         ----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (4.7%)
    2,710  Applied Materials, Inc. (a). . . . . . . . .  $  108,671
    4,100  Caterpillar, Inc.. . . . . . . . . . . . . .     214,225
   42,340  Cisco Systems, Inc. (a). . . . . . . . . . .     766,777
   13,700  Dell Computer Corp. (a). . . . . . . . . . .     372,366
      800  Diebold, Inc . . . . . . . . . . . . . . . .      32,352
    1,400  Emulex Corp. (a) . . . . . . . . . . . . . .      55,314
    2,000  Harris Corp. . . . . . . . . . . . . . . . .      61,020
   11,600  Hewlett-Packard Co . . . . . . . . . . . . .     238,264
   10,480  International Business Machines Corp.. . . .   1,267,660
    2,300  Jabil Circuit, Inc. (a). . . . . . . . . . .      52,256
    1,900  Juniper Networks (a) . . . . . . . . . . . .      36,005
    2,300  Lexmark International, Inc. (a). . . . . . .     135,700
    2,890  Novellus Systems, Inc. (a) . . . . . . . . .     114,011
    2,500  Pall Corp. . . . . . . . . . . . . . . . . .      60,150
    2,000  Pitney Bowes, Inc. . . . . . . . . . . . . .      75,220
        1  Riverstone Networks, Inc.. . . . . . . . . .          17
    1,900  Smith International, Inc. (a). . . . . . . .     101,878
    3,700  Storage Technology Corp. (a) . . . . . . . .      76,479
    5,300  Tyco International, Ltd. . . . . . . . . . .     312,170
    2,300  Unisys Corp. (a) . . . . . . . . . . . . . .      28,842
      800  Varian Medical Systems, Inc. (a) . . . . . .      57,008
                                                         ----------
                                                          4,166,385
                                                         ----------

INSURANCE CARRIERS (2.8%)
    3,000  AFLAC Corp.. . . . . . . . . . . . . . . . .      73,680
    2,400  The Allstate Corp. . . . . . . . . . . . . .      80,880
    8,716  American International Group, Inc. . . . . .     692,011
    1,200  The Hartford Financial Services Group, Inc..      75,396
    7,600  Lincoln National Corp. . . . . . . . . . . .     369,132
    1,600  MBIA, Inc. . . . . . . . . . . . . . . . . .      85,808
    1,500  MGIC Investment, Corp. . . . . . . . . . . .      92,580
    5,400  Old Republic International Corp. . . . . . .     151,254
    2,100  The PMI Group, Inc . . . . . . . . . . . . .     140,721
      900  Progressive Corp.. . . . . . . . . . . . . .     134,370
    1,400  Torchmark Corp.. . . . . . . . . . . . . . .      55,062
    4,700  UnitedHealth Group, Inc. . . . . . . . . . .     332,619
    6,000  Unumprovident Corp.. . . . . . . . . . . . .     159,060
                                                         ----------
                                                          2,442,573
                                                         ----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

   SHARES OR
PRINCIPAL AMOUNT                                             VALUE
----------------                                           ----------
LUMBER AND WOOD PRODUCTS (0.3%)
     3,700  Georgia Pacific, Inc. . . . . . . . . . . . .  $  102,157
     1,000  Minnesota Mining & Manufacturing Co . . . . .     118,210
                                                           ----------
                                                              220,367
                                                           ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.5%)
     1,960  Allergan, Inc . . . . . . . . . . . . . . . .     147,098
     4,700  Applera Corporation Applied Biosystems Group.     184,569
     1,100  Dentsply International, Inc . . . . . . . . .      55,220
     2,400  Guidant Corp. (a) . . . . . . . . . . . . . .     119,520
     2,700  KLA-Tencor Corp. (a). . . . . . . . . . . . .     133,812
     4,900  Medtronic, Inc. . . . . . . . . . . . . . . .     250,929
     2,800  St. Jude Medical, Inc. (a). . . . . . . . . .     217,420
     2,800  Waters Corp. (a)  . . . . . . . . . . . . . .     108,500
     3,300  Zimmer Holdings, Inc. (a) . . . . . . . . . .     100,782
                                                           ----------
                                                            1,317,850
                                                           ----------

MISCELLANEOUS MANUFACTURING (0.2%)
     7,400  Mattel, Inc . . . . . . . . . . . . . . . . .     127,280
     1,600  Nike, Inc. - Class B. . . . . . . . . . . . .      89,984
                                                           ----------
                                                              217,264
                                                           ----------

MISCELLANEOUS RETAIL (0.1%)
     2,300  Borders Group, Inc. (a) . . . . . . . . . . .      45,632
     1,800  Tiffany & Co. . . . . . . . . . . . . . . . .      56,646
                                                           ----------
                                                              102,278
                                                           ----------

MOTION PICTURES (0.6%)
    18,610  Liberty Media Corp. Class A (a) . . . . . . .     260,540
    14,100  Walt Disney Co. . . . . . . . . . . . . . . .     292,152
                                                           ----------
                                                              552,692
                                                           ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.4%)
     2,100  Capital One Financial Corp. . . . . . . . . .     113,295
     5,200  Countrywide Credit Ind., Inc. . . . . . . . .     213,044
     4,700  Fannie Mae. . . . . . . . . . . . . . . . . .     373,650
     3,750  Federal Home Loan Mortgage Corp . . . . . . .     245,250
     3,200  Household International, Inc. . . . . . . . .     185,408
     1,800  USA Education, Inc. . . . . . . . . . . . . .     151,236
                                                           ----------
                                                            1,281,883
                                                           ----------

OIL AND GAS EXTRACTION (0.5%)
     4,200  Anadarko Petroleum Corp . . . . . . . . . . .     238,770
     6,000  Tidewater, Inc  . . . . . . . . . . . . . . .     203,400
                                                           ----------
                                                              442,170
                                                           ----------

   SHARES OR
PRINCIPAL AMOUNT                                      VALUE
----------------                                    ----------
PAPER AND ALLIED PRODUCTS (0.4%)
     2,700  Kimberly-Clark Corp. . . . . . . . . .  $  161,460
     3,700  Temple-Inland, Inc . . . . . . . . . .     209,901
                                                    ----------
                                                       371,361
                                                    ----------

PERSONAL SERVICES (0.1%)
     2,200  Block, H&R , Inc . . . . . . . . . . .      98,340
                                                    ----------

PETROLEUM REFINING AND RELATED INDUSTRIES (2.7%)
     4,100  Amerda Hess Corp . . . . . . . . . . .     256,250
     8,610  Chevron Corp . . . . . . . . . . . . .     771,542
    27,820  Exxon Mobil Corp . . . . . . . . . . .   1,093,326
     8,000  USX-Marathon Group . . . . . . . . . .     240,000
                                                    ----------
                                                     2,361,118
                                                    ----------

PRIMARY METAL INDUSTRIES (0.3%)
     7,500  Alcoa, Inc . . . . . . . . . . . . . .     266,625
     1,000  Englehard Corp . . . . . . . . . . . .      27,680
                                                    ----------
                                                       294,305
                                                    ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.7%)
     3,200  The McGraw-Hill Companies, Inc . . . .     195,136
     2,100  The New York Times Co. . . . . . . . .      90,825
     6,900  Viacom, Inc. - Class B (a) . . . . . .     304,635
                                                    ----------
                                                       590,596
                                                    ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
     5,000  Public Storage, Inc. . . . . . . . . .     167,000
     5,300  Vornado Realty Trust . . . . . . . . .     220,480
                                                    ----------
                                                       387,480
                                                    ----------

SECURITY AND COMMODITY BROKERS (0.6%)
     2,300  Lehman Brothers Holdings, Inc. . . . .     153,640
     2,400  Merrill Lynch & Co., Inc . . . . . . .     125,088
     4,290  Morgan Stanley Dean Witter & Co. . . .     239,982
                                                    ----------
                                                       518,710
                                                    ----------

TRANSPORTATION BY AIR (0.2%)
     2,000  Federal Express Corp. (a). . . . . . .     103,760
     3,400  Skywest, Inc . . . . . . . . . . . . .      86,530
                                                    ----------
                                                       190,290
                                                    ----------

TRANSPORTATION EQUIPMENT (1.3%)
     4,200  Ford Motor Co. . . . . . . . . . . . .      66,024
     3,060  General Dynamics Corp. . . . . . . . .     243,698
     3,700  Harley-Davidson, Inc . . . . . . . . .     200,947
     2,000  ITT Corp . . . . . . . . . . . . . . .     101,000

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                               VALUE
----------------                                                            -----------
TRANSPORTATION EQUIPMENT (cont.)
      1,700  Northrop Grumman Corp . . . . . . . . . . . . . . . . . . . .  $   171,377
      3,500  TRW, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      129,640
      3,140  United Technologies Corp. . . . . . . . . . . . . . . . . . .      202,938
                                                                            -----------
                                                                              1,115,624
                                                                            -----------

TRANSPORTATION SERVICES (0.3%)
      5,000  Expeditors International of Washington, Inc . . . . . . . . .      284,750
                                                                            -----------

WHOLESALE TRADE-DURABLE GOODS (1.4%)
      1,700  Grainger (W.W.), Inc. . . . . . . . . . . . . . . . . . . . .       81,600
     18,080  Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . .    1,068,528
      1,400  Tech Data Corp. (a) . . . . . . . . . . . . . . . . . . . . .       60,592
                                                                            -----------
                                                                              1,210,720
                                                                            -----------

WHOLESALE TRADE NON-DURABLE GOODS (0.5%)
      3,100  Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . .      200,446
      2,700  McKesson Corp . . . . . . . . . . . . . . . . . . . . . . . .      100,980
      5,900  SYSCO Corp. . . . . . . . . . . . . . . . . . . . . . . . . .      154,698
                                                                            -----------
                                                                                456,124
                                                                            -----------

             TOTAL COMMON STOCKS (cost $55,416,561). . . . . . . . . . . .   53,463,354
                                                                            -----------

PREFERRED STOCKS (0.1%)
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.1%)
      7,413  River Holdings Corp., Series B, PIK (c), 11.500%,
             due 04/15/2010 (a). . . . . . . . . . . . . . . . . . . . . .       65,788
                                                                            -----------

TELECOM SERVICES (0.0%)
         20  Broadwing Communications, 12.500%, Series B,
             due 08/15/2009. . . . . . . . . . . . . . . . . . . . . . . .       13,184
                                                                            -----------

             TOTAL PREFERRED STOCK (cost $542,505) . . . . . . . . . . . .       78,972
                                                                            -----------

CORPORATE BONDS (30.4%)
APPAREL MANUFACTURERS (0.1%)
$   110,000    William Carter, 10.875%, due 8/15/2011. . . . . . . . . . .      118,250
                                                                            -----------
BUILDING CONSTRUCTION GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.2%)
    200,000 Beazer Homes USA, Inc., 8.875%, due 04/01/2008 . . . . . . . .      208,000
                                                                            -----------
BUSINESS SERVICES (0.4%)
    330,000 AOL Time Warner, Inc., 7.625%, due 04/15/2031. . . . . . . . .      350,121
                                                                            -----------

  SHARES OR
PRINCIPAL AMOUNT                                                         VALUE
----------------                                                       ----------
CHEMICALS AND ALLIED PRODUCTS (0.4%)
$  310,000   Lyondell Chemical Co., Series A., 9.625%,
             due 05/01/2007 . . . . . . . . . . . . . . . . . . . . .  $  313,875
                                                                       ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (6.3%)
   450,000   AT&T Corp., 8.000% due 11/15/2031,
            (b) Cost - $445,167; Acquired - 11/15/2001. . . . . . . .     472,605
   225,000   Charter Communications Holdings, LLC, 10.250%,
             due 01/15/2010 . . . . . . . . . . . . . . . . . . . . .     231,750
   400,000   France Telecom, 7.200% due 03/01/2006,
             (b) Cost - $420,360; Acquired - 08/21/2001 . . . . . . .     425,210
   300,000   Nextel Communications, Inc., 9.375% due 11/15/2009  .. .     237,750
   315,000   Quebecor Media, 11.125%, due 07/15/2011. . . . . . . . .     337,838
   280,000   Qwest Capital Funding, 5.875%, due 08/03/2004,
             (b) Cost - $277,259; Acquired - 11/05/01 . . . . . . . .     277,335
   395,000   Qwest Communications International, 7.750%,
             due 02/15/2031 . . . . . . . . . . . . . . . . . . . . .     380,054
   795,000   Shaw Communications, Inc., 7.200%, due 12/15/2011 .. . .     792,059
   415,000   Sprint Capital Corp., 5.875%, 05/01/2004 . . . . . . . .     425,085
   350,000   U.S. West Capital Funding, Inc., 6.875%,
             due 07/15/2028 . . . . . . . . . . . . . . . . . . . . .     304,035
   900,000   Vodafone Group, 7.750%, due 02/15/2010 . . . . . . . . .     989,972
   415,000   Worldcom, Inc., 8.000%, due 05/15/2006 . . . . . . . . .     442,165
   300,000   Crown Castle International Corp., 9.375%,
             due 08/01/2011 . . . . . . . . . . . . . . . . . . . . .     276,750
                                                                       ----------
                                                                        5,592,608
                                                                       ----------

DEPOSITORY INSTITUTIONS (1.7%)
   500,000   Dime Bancorp, Inc., 9.000%, due 12/19/2002 . . . . . . .     525,624
   335,000   Sovereign Bancorp, Inc., 10.250%, due 05/15/2004 . . . .     356,775
   650,000   Union Planters Bank, National Association, 6.500%,
             due 03/15/2008 . . . . . . . . . . . . . . . . . . . . .     630,251
                                                                       ----------
                                                                        1,512,650
                                                                       ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (11.1%)
    30,000   AES Corp., 8.750%, due 12/15/2002. . . . . . . . . . . .      29,700
   675,000   Allied Waste Industries, Inc., 8.875%, due 04/01/2008 ..     698,625
   255,000   Baltimore Gas & Electric, 5.250%, due 12/15/2006,
            (b) Cost - $253,878; Acquired - 12/04/2001. . . . . . . .     250,000

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

   SHARES OR
PRINCIPAL AMOUNT                                                          VALUE
----------------                                                        ----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (cont.)
$  770,000  Calpine Corp., 8.500%, due 02/15/2011. . . . . . . . . . .  $  700,700
   550,000  Cinergy Corp., 6.250%, due 09/01/2004. . . . . . . . . . .     553,786
   375,000  Duke Energy Field Services, 5.750%, due 11/15/2006 . . . .     370,124
   653,624  East Coast Power LLC, 6.737%, due 03/31/2008 . . . . . . .     661,768
   300,000  Energy East Corp., 5.750%, due 11/15/2006. . . . . . . . .     289,389
   365,000  Indiana Michigan Power Co., 6.125%, due 12/15/2006  .. . .     363,714
   900,000  NRG Energy, Inc., 6.750%, due 07/15/2006 . . . . . . . . .     859,308
   650,000  Pacific Corp., 7.700%, due 11/15/2031. . . . . . . . . . .     661,970
   425,000  PSEG Energy Holdings, 8.625%, due 02/15/2008 . . . . . . .     432,463
   650,000  PSEG Energy Holdings, 9.125%, due 02/10/2004 . . . . . . .     683,582
   750,000  Sempra Energy., 6.800%, due 07/01/2004 . . . . . . . . . .     775,207
   450,000  Sierra Pacific Resources, 8.750%, due 05/15/2005 . . . . .     475,858
   827,438  Southern Energy, Inc., 9.125%, due 6/30/2017, Series B . .     740,430
   130,000  Southern Natural Gas, 7.350%, due 02/15/2031 . . . . . . .     123,396
   690,000  Tennesse Gas Pipeline, 7.000%, due 10/15/2028. . . . . . .     626,796
   600,000  Texas Utilities Electric Co., 6.375%, due 06/15/2006 . . .     604,917
                                                                        ----------
                                                                         9,901,733
                                                                        ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.2%)
   175,000  EchoStar Broadband Corp., 10.375%,
            due 10/01/2007 . . . . . . . . . . . . . . . . . . . . . .     184,188
                                                                        ----------

FOOD AND KINDRED PRODUCTS (0.2%)
   170,000  Smithfield Foods, Inc., 8.000%, due 10/15/2009 . . . . . .     175,950
                                                                        ----------

HEALTH SERVICES (1.0%)
   700,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008. . . . . . . . .     731,500
   175,000  Matria Healthcare, Inc., 11.000%,
            due 5/1/2008, Series B . . . . . . . . . . . . . . . . . .     182,875
                                                                        ----------
                                                                           914,375
                                                                        ----------

HOTELS, OTHER LODGING PLACES (0.8%)
   550,000  Park Place Entertainment, 8.875%, due 09/15/2008 . . . . .     561,688
   135,000  Vail Resorts, 8.750%, due 05/15/2009
            (b) Cost - $128,795; Acquired - 11/16/2001 . . . . . . . .     131,625
                                                                        ----------
                                                                           693,313
                                                                        ----------

INSURANCE CARRIERS (0.7%)
   650,000  Renaissancerre Holdings, Ltd., 7.000%, due 07/15/2008. . .     657,185
                                                                        ----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.5%)
   400,000  Georgia-Pacific Group, 8.875%, due 05/15/2031. . . . . . .     392,948
                                                                        ----------

MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS (0.6%)
   520,000  Raytheon Co., 6.300%, due 03/15/2005 . . . . . . . . . . .     536,838
                                                                        ----------

   SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                   -----------
OIL AND GAS EXTRACTION (0.1%)
$   450,000  Osprey Trust, 8.310%, due 01/15/2003,
             (b) Cost - $362,250; Acquired - 11/14/2001 (d) . . .  $    92,250
                                                                   -----------

PIPE LINES, EXCEPT NATURAL GAS (0.6%)
    650,000  Dyngey-Roseton Danskamme., 7.670%,
             due 11/08/2016 . . . . . . . . . . . . . . . . . . .      526,432
                                                                   -----------

PRIMARY METALS (0.1%)
    110,000  Century Aluminum Co., 11.750%, due 04/15/2008. . . .      114,400
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.4%)
    425,000  Corporate Property Investors, Inc., 7.000%,
             due 6/15/2008. . . . . . . . . . . . . . . . . . . .      420,824
    100,000  Corporate Property Investors, Inc., 9.000%,
             due 3/15/2002. . . . . . . . . . . . . . . . . . . .      101,042
    295,000  EOP Operating, LP, 8.375%, due 03/15/2006. . . . . .      318,466
    165,000  Felcor Lodging LP, 8.500%, due 06/01/2011. . . . . .      159,225
    300,000  Healthcare Reit, Inc., 7.500%, due 08/15/2007. . . .      300,562
    315,000  Host Marriot LP, 9.500%, due 01/15/2007,
             (b) Cost - $315,000; Acquired - 12/06/2001 . . . . .      316,969
    130,000  ISTAR Financial, Inc., 8.750%, due 08/15/2008. . . .      130,251
    365,000  Senior Housing Trust, 8.625%, due 01/15/2012 . . . .      370,475
                                                                   -----------
                                                                     2,117,814
                                                                   -----------

REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.6%)
    500,000  Regency Centers, L.P., 7.400%, due 04/01/2004. . . .      522,026
                                                                   -----------

TOBACCO PRODUCTS (0.6%)
    350,000  R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
             due 05/15/2003 . . . . . . . . . . . . . . . . . . .      363,398
    175,000  Universal Corp., Series B, 7.500%, due 01/26/2004. .      186,934
                                                                   -----------
                                                                       550,332
                                                                   -----------

TRANSPORTATION EQUIPMENT (1.1%)
    615,000  Ford Motor Co., 7.450%, due 07/16/2031 . . . . . . .      565,039
    400,000  Ford Motor Credit Co., 7.250%, due 10/25/2011. . . .      389,921
                                                                   -----------
                                                                       954,960
                                                                   -----------

WHOLESALE TRADE NON-DURABLE GOODS (0.7%)
    450,000  Bergen Brunswig, 7.375%, due 01/15/2003. . . . . . .      456,750
    190,000  Terra Capital, Inc., 12.875%, due 10/15/2008,
             (b) Cost - $188,917; Acquired - 10/03/2001 . . . . .      189,050
                                                                   -----------
                                                                       645,800
                                                                   -----------

             TOTAL CORPORATE BONDS (cost $27,231,598) . . . . . .   27,076,048
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001


   SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                     ----------
INTERNATIONAL/YANKEE (U.S. $DENOMINATED) (1.3%)
$   625,000   Panamerican Beverage, Inc., 8.125%, due 04/01/2003. .  $  640,384
    500,000   West Frasier Mill Note, 7.250%, due 09/15/2002. . . .     511,733
                                                                     ----------


              TOTAL INTERNATIONAL/YANKEE (cost $1,138,568). . . . .   1,152,117
                                                                     ----------

MUNICIPAL BONDS (0.4%)
    350,000   Mississippi Development Bank, Special Obligation,
              Series 1998, 8.500%, due 12/01/2018 . . . . . . . . .     325,476
                                                                     ----------

              TOTAL MUNICIPAL BONDS (cost $350,000) . . . . . . . .     325,476
                                                                     ----------

ASSET-BACKED SECURITIES (1.2%)
   251,338   First Union National Bank Commercial Mortgage,
             99-C4 A1, 7.184%, due 12/15/2031 . . . . . . . . . . .     266,899
             90,365   Countrywide Home Loans, Series 2001-11,
             Class A2, 6.500%, due 07/25/2031 . . . . . . . . . . .      91,218
   705,510   Wells Fargo Mortgage Backed Securities Trust,
             Series 2001-17, Class A8, 6.750%, due 08/25/2031 . . .     720,661
                                                                     ----------

             TOTAL ASSET-BACKED SECURITIES (cost $1,052,032). . . .   1,078,778
                                                                     ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (5.2%)
 1,922,483   Federal Home Loan Mortgage Corp., #C01184,
             6.500%, due 06/01/2031 . . . . . . . . . . . . . . . .   1,927,769
 1,805,000   U.S. Treasury Note, 5.000%, due 08/15/2011 . . . . . .   1,801,052
   695,000   U.S. Treasury Bond, 5.375%, due 02/15/2031 . . . . . .     685,444
   162,082   Government National Mortgage Association, 7.500%,
             Series 2000-29, Class A, due 09/01/2030. . . . . . . .     165,877
                                                                     ----------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (cost $4,596,743 ) . . . . . . . . . . . . . . . . . .   4,580,142
                                                                     ----------

   SHARES OR
PRINCIPAL AMOUNT                                               VALUE
----------------                                            -----------
SHORT-TERM INVESTMENTS (0.5%)
    479,000   Nations Treasury Reserve . . . . . . . . . .  $   479,000
                                                            -----------

              TOTAL SHORT-TERM INVESTMENTS (cost $479,000)      479,000
                                                            -----------

TOTAL INVESTMENTS (cost $90,807,007) (99.2%) . . . . . . .   88,233,887
                                                            -----------
ASSETS, LESS OTHER LIABILITIES (0.8%). . . . . . . . . . .      704,644
                                                            -----------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . . . . . .  $88,938,531
                                                            ===========

---------------
(a)  Non-income producing security.
(b)  Restricted under Rule 144A of the Securities Act of 1933.
(c)  PIK-Payment In Kind.
(d)  Security in default.

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

Conseco Convertible Securities Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco Convertible Securities Fund (Class A with maximum 5.75% sales load) returned -16.37% in 2001. The benchmark, Merrill Lynch Convertible Securities Index, returned -3.93%.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     In 2001, convertible indices outperformed most actively managed convertible mutual funds. While there are numerous reasons this occurred, two of the most notable are a large allocation of zero-coupon convertibles and a large, diversified allocation to "yield alternatives."

     First, zero-coupon convertibles outperformed traditional convertibles in 2001, returning - 0.86%. At the end of the year, zero-coupon convertibles constituted 36.11% of the Index. While the Fund has a significant weighting in this security type, we feel that 36.11% is too large for a non-income producing security. We also recognize that this sector is likely to outperform when stocks and interest rates are falling, and that this trend is likely to reverse in a more stable equity environment.

     Another reason for the variance was the diversity of its "yield alternatives", or credit-sensitive, convertibles. At the end of the year, these convertibles represented over 50% of the convertible index. By maintaining such a large weighting in an extremely broad base of credit-sensitive convertibles, the Index was able to benefit from the falling interest rates of 2001. The broad base of over 500 holdings limited the Index's credit losses to defaulted bonds, particularly in the telecom and technology industries.

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE FUND'S PERFORMANCE?

     In 2001, the Fund had positions in several convertibles that helped boost overall performance. They included Network Associates, IDEC Pharmaceuticals, Vector Group, and Amerisource.

     Network Associates makes security and anti-virus software under the Sniffer and McAfee brand names. The Fund purchased most of its holdings in their 5.25% convertibles on the day they were issued at par (100). In December, the Fund sold half of its position above 162, and carried additional bonds into 2002, for a total return of greater than 65%.

     IDEC Pharmaceuticals is a biotechnology company specializing in oncology treatments. The Fund bought common stock in IDEC (to replicate illiquid convertible bonds) immediately after the September 11 tragedy for about $56.00 per share. The catalyst was the imminent approval of a breakthrough treatment for Non- Hodgkin's lymphoma known as Zevalin. In December, the Fund sold half of this position at an average price of $70.25, for a return of 25%.

     Vector Group is a holding company whose main business is tobacco products. In 2001, the company was developing advanced tobacco products including a nicotine-free cigarette and an enhanced cigarette filter resulting in reduced carcinogen intake. The Fund purchased its convertible bonds at issuance at par
(100) and sold them at an average price of $122.94, realizing a return of over 25%.

     Amerisource, a healthcare company, specializes in wholesale drug distribution. We felt it had strong equity and credit fundamentals, particularly in a weak economic climate, and therefore purchased its 5% convertible bonds at par (100) in late 2000. Through 2001, we had sold our entire position at an average price of $135.05, giving us a return just short of 40%.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     In general, Fund performance was hurt most by equity-sensitive holdings as a result of the negative performance of the stock market. As stocks sold off, the conversion option of convertible bonds became less valuable, negatively impacting their overall value.

     Two holdings which had a more significant individual impact on Fund performance were Exodus and Enron. Exodus is a web-hosting company whose data centers housed the Web sites of some of the largest Internet and traditional companies. However, a heavy debt load and aggressive acquisitions caused a liquidity crisis, which eventually caused the company to seek Chapter 11 protection. Enron, also a large convertible issuer, is an energy trading company in which fraud and accounting irregularities eventually led to the company's bankruptcy. While these holdings were a drag on 2001 performance, it is important to note that the Fund is no longer invested in either company.

                                [GRAPHIC OMITTED]

Growth of $10,000 The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     We are optimistic regarding the convertible market as well as our Fund. First, we feel that we will begin to see the first significant signs of economic recovery in the second half of the year. Because the equity market is anticipatory, we forecast that stocks will begin to benefit from a more bullish outlook in the first two quarters of the year. A more positive outlook in the stock market, coupled with positive credit fundamentals, would contribute to a favorable environment for convertible bonds.

     Although we feel the economy will begin to recover in 2002, risk remains that the downturn continues and the economic outlook gets worse before it gets better. As a result, we are cautious to increase the Fund's weighting in cyclical sectors such as technology, advertising and capital goods. Our strategy is to slowly build positions in stable cyclical companies as we see improvements flow through to earnings. We are maintaining significant positions in defensive sectors with strong fundamentals such as healthcare and energy. As we see signs of increased capital spending, we will continually reexamine investments in cyclical areas.

     We continue to see the versatility that convertible bonds offer as an advantage in uncertain economic climates. Convertible bonds provide downside protection over equities should the economy falter and stocks remain weak. However, if the economy does begin to show signs of recovery, convertible bonds will benefit as improvement in stock prices increases the value of the conversion option.

PAUL M. KOCORAS, Research Analyst, Portfolio Manager, Conseco Capital Management, Inc.

--------------------------------------------------------------------------------
     Kocoras joined Conseco Capital Management, Inc. ("CCM") in June 2000, and holds a bachelor's degree in finance from Indiana University. He previously worked as a convertible research analyst at the Chicago Mercantile Exchange.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)

                                                 Inception                       Since
                                                   Date     1 year   3 years   inception
                                                 ---------  -------  --------  ---------
Convertible A . . . . . . . . . . . . . . . . .   09/28/98  -16.37%     4.17%      7.22%
Convertible B . . . . . . . . . . . . . . . . .   09/28/98  -15.84%     4.89%      7.87%
Convertible C . . . . . . . . . . . . . . . . .   09/28/98  -12.54%     5.74%      8.67%
Convertible Y . . . . . . . . . . . . . . . . .   09/28/98  -10.87%     6.79%      9.74%
MLBC Index. . . . . . . . . . . . . . . . . . .   09/28/98   -3.93%     6.98%      9.83%
----------------------------------------------------------------------------------------

TOP FIVE SECTORS (as of 12/31/01)
  Electronic, Other Electrical Equipment, except Computers.  13.6%
  Communications by Phone, Television, Radio, Cable . . . .  12.2%
  Business Services . . . . . . . . . . . . . . . . . . . .  10.8%
  Measuring Instruments, Photo Goods, Watches . . . . . . .   8.3%
  Chemicals and Allied Products . . . . . . . . . . . . . .   7.4%
------------------------------------------------------------------
TOP 10 HOLDINGS (as of 12/31/01)
  Nextel Communications Inc . . . . . . . . . . . . . . . .   3.2%
  Calpine Corp. . . . . . . . . . . . . . . . . . . . . . .   2.5%
  PerkinElmer, Inc. . . . . . . . . . . . . . . . . . . . .   2.4%
  Devon Energy Corp . . . . . . . . . . . . . . . . . . . .   2.1%
  First American Corp . . . . . . . . . . . . . . . . . . .   2.1%
  Liberty Media Group . . . . . . . . . . . . . . . . . . .   2.1%
  DDI Corp. . . . . . . . . . . . . . . . . . . . . . . . .   1.9%
  Health Management Associates, Inc . . . . . . . . . . . .   1.9%
  Newell Rubbermaid, Inc. . . . . . . . . . . . . . . . . .   1.8%
  Celestica Inc . . . . . . . . . . . . . . . . . . . . . .   1.8%
------------------------------------------------------------------
- CURRENT NET ASSETS: $35,278,214
- DECREASE IN NET ASSETS YTD: $32,322,327
- PERCENTAGE DECREASE IN NET ASSETS YTD: 47.8%
- BETA: 0.94 (CLASS A SHARES)(2)

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Convertible Securities Fund is 5.75% for Class A. The applicable contingent- deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. Our benchmark index, the Merrill Lynch Broad Convertible ("MLBC") Index is an unmanaged index considered to be representative of the convertible securities market in general. Investors cannot actually invest in an index.

(2)  Beta measures the Fund's volatility as compared against the MLBC Index.

Conseco Convertible Securities Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                          VALUE
----------------                                                        ----------
COMMON STOCKS (1.6%)
Business Services (0.6%)
      5,000  VERITAS Software Corp. (a). . . . . . . . . . . . . . . .  $  224,150
                                                                        ----------
Chemicals and Allied Products (1.0%)
      5,000  IDEC Pharmaceuticals Corp. (a). . . . . . . . . . . . . .     344,650
                                                                        ----------

             Total common stocks (cost $382,088) . . . . . . . . . . .     568,800
                                                                        ----------

PREFERRED STOCKS - CONVERTIBLE (12.3%)
Communications by Phone, Television, Radio, Cable (1.7%)
     20,000  Qwest Trends Trust, Inc., 5.750%, due 11/17/2003,
             conv into Q common stock (a),
             (b) Cost - $556,200; Acquired - 11/26/2001. . . . . . . .     592,500
Depository Institutions (3.6%)
     15,000  National Australia Bank Limited, 7.875%,
             conv into NAB common stock .. . . . . . . . . . . . . . .     450,000
      5,000  Sovereign Capital Trust II, 7.500%,
             conv into SVRN common stock . . . . . . . . . . . . . . .     350,000
     10,000  Washington Mutual, Inc., 5.375%,
             conv into WM common stock . . . . . . . . . . . . . . . .     478,750
                                                                        ----------
                                                                         1,278,750
                                                                        ----------

Furniture and Fixtures (1.9%)
     17,500  Newell Rubbermaid, Inc., 5.250%,
             conv into NWL common stock. . . . . . . . . . . . . . . .     651,875
                                                                        ----------
Industrial, Commercial Machinery, Computers (1.1%)
     11,000  Coltec Capital Trust, 5.250%,
             conv into GR common stock (a) . . . . . . . . . . . . . .     397,375
                                                                        ----------
Railroad Transportation (2.4%)
      7,500  Canadian National Railroad Co., 5.250%,
             conv into CNI common stock. . . . . . . . . . . . . . . .     491,250
      7,500  Union Pacific Corp., 6.250%,
             conv into UNP common stock. . . . . . . . . . . . . . . .     360,000
                                                                        ----------
                                                                           851,250
                                                                        ----------

Securities & Commodity Brokers (1.6%)
     10,000  Prudential Financial, Inc., 6.750%, due 11/15/2004,
             conv into PRU common stock (a). . . . . . . . . . . . . .     582,000
                                                                        ----------

             Total preferred stocks-convertible (cost $4,062,483). . .   4,353,750
                                                                        ----------


   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                 ----------
CONVERTIBLE BONDS (82.0%)
Business Services (10.2%)
$ 1,000,000  America Online, Inc., 0.000% (c), due 12/06/2019,
             conv into AOL common stock . . . . . . . . . . . .  $  536,250
    500,000  BEA Systems, Inc., 4.000%, due 12/15/2006,
             conv into BEAS common stock. . . . . . . . . . . .     425,000
     25,000  Credit Suisse First Boston NY, 10.000%,
             due 02/26/2002, conv into SUNW common stock. . . .     318,750
    250,000  Network Associates, Inc., 5.25%, due 08/15/2006,
             conv into NETA common stock, (b) Cost - $295,300;
             Acquired - 08/13/2001 & 10/12/2001 . . . . . . . .     404,375
    500,000  Peregrine Systems, Inc., 5.500%, due 11/15/2007,
             conv into PRGN common stock,
             (b) Cost - $686,875; Acquired - 01/29/2001 . . . .     462,500
    250,000  Siebel Systems Inc., 5.500%, due 09/15/2006,
             conv into SEBL common stock. . . . . . . . . . . .     353,750
    500,000  Symantec, Corp., 3.000%, due 11/01/2006,
             conv into STMC common stock,
             (b) Cost - $500,000; Acquired - 10/18/2001 . . . .     604,375
    500,000  Young & Rubicon, Inc., 3.000%, due 01/15/2005,
             conv into WPPLN common stock . . . . . . . . . . .     486,250
                                                                 ----------
                                                                  3,591,250
                                                                 ----------

Chemicals and Allied Products (6.4%)
    500,000  Cor Therapeutics, Inc., 5.000%, due 03/01/2007 . .     500,625
    500,000  Elan International Financial, 0.000% (d),
             due 12/14/2018, conv into ELN common stock . . . .     353,125
    500,000  Genzyme Corp., 3.000%, due 05/15/2021,
             conv into GENZ common stock,
             (b) Cost - $500,000; Acquired - 05/03/2001 . . . .     548,750
    500,000  Invitrogen Corp., 2.250%, due 12/15/2006,
             conv into IVGN common stock,
             (b) Cost - $500,000; Acquired - 12/05/2001 . . . .     485,000
    500,000  Roche Holdings, Inc., 0.000% (c), due 01/19/2015,
             conv into DNA common stock,
             (b) Cost - $349,406; Acquired - 01/13/2000 . . . .     367,500
                                                                 ----------
                                                                  2,255,000
                                                                 ----------

Communications by Phone, Television, Radio, Cable (10.5%)
    250,000  Adelphia Communications, Inc., 3.250%,
             due 05/01/2021, conv into ADLAC common stock . . .     252,813
    500,000  American Tower, 5.000%, due 02/15/2010,
             conv into AMT common stock . . . . . . . . . . . .     300,625

   The accompanying notes are an integral part of these financial statements.

                                                            CONSECO FUND GROUP
                                                            2001 Annual Report
------------------------------------------------------------------------------

  SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                    ----------
Communications by Phone, Television, Radio, Cable   (cont.)
$   500,000  Charter Communications Holdings, LLC., 5.750%,
             due 10/15/2005, conv into CHTR common stock,
             (b) Cost - $502,500; Acquired - 10/25/2000. . . . . .  $  510,000
    250,000  Charter Communications Holdings, LLC., 5.750%,
             due 10/15/2005, conv into CHTR common stock,. . . . .     255,000
    200,000  Clear Channel Communications, Inc., 2.625%,
             due 04/01/2003, conv to CCU common stock. . . . . . .     204,750
    500,000  Cox Communications, Inc., 0.348%, due 02/23/2021,
             conv into COX common stock,
             (b) Cost - $358,369; Acquired - 03/27/2001. . . . . .     356,875
    250,000  Extreme Networks. Inc., 3.500%, due 12/01/2006,
             convertible to EXTR common stock,
             (b) Cost - $259,375; Acquired - 12/04/2001. . . . . .     226,250
  1,500,000  Nextel Communications Inc., 6.000%, due 06/01/2011,
             conv into NXTL common stock . . . . . . . . . . . . .   1,123,125
    500,000  Spectrasite Holdings, Inc., 6.750%, due 11/15/2010,
             conv into SITE common stock . . . . . . . . . . . . .     210,625
  1,000,000  Spectrasite Holdings, Inc., 0.000%, due 04/15/2009,
             conv into SITE common stock (c) . . . . . . . . . . .     265,000
                                                                    ----------
                                                                     3,705,063
                                                                    ----------

Construction Special Trade Contractors (0.6%)
    250,000  Electronic Data Systems, Inc., 0.000% (c),
             due 10/10/2021, conv into EDSO common stock . . . . .     208,438
                                                                    ----------

Courier Services, except Air (1.0%)
    375,000  United Parcel Service, Inc., 1.750%, due 09/27/2007,
             conv into UPS common stock. . . . . . . . . . . . . .     367,500
                                                                    ----------

Electric, Gas, Sanitary Services (2.5%)
    750,000  Calpine Corp., 4.000%, due 12/26/2006,
             conv into CPN common stock,
             (b) Cost - $770,625; Acquired - 12/20/2001. . . . . .     870,937
                                                                    ----------

Electronic, Other Electrical Equipment, except Computers (13.6%)
    250,000  Analog Devices, Inc., 4.750%, due 10/01/2005,
             conv into ADI common stock. . . . . . . . . . . . . .     237,812
  1,500,000  Celestica Inc., 0.000% (c), due 08/01/2020,
             conv into CLS common stock. . . . . . . . . . . . . .     643,125
    500,000  Ciena Corp., 3.750%, due 02/01/2008,
             conv into CIEN common stock . . . . . . . . . . . . .     322,500
  1,000,000  DDI Corp., 5.250%, due 03/01/2008,
             conv into DDIC common stock . . . . . . . . . . . . .     683,750


   SHARES OR
PRINCIPAL AMOUNT                                                           VALUE
----------------                                                        ----------
Electronic, Other Electrical Equipment, except Computers (cont.)
$   500,000  Globespan Inc., 5.250%, due 05/15/2006,
             conv into GSPN common stock,
             (b) Cost - $500,000; Acquired - 05/08/2001. . . . . . . .  $  421,250
    500,000  International Rectifier Corp., 4.250%, due 07/15/2007,
             conv into IRF common stock. . . . . . . . . . . . . . . .     413,750
    500,000  Nortel Networks Corp., 4.250%, due 09/01/2008,
             conv into NT common stock, (b) Cost - $452,688;
             Acquired - 09/05/2001 & 11/06/2001. . . . . . . . . . . .     483,750
    250,000  PMC-Sierra, Inc., 3.750%, due 08/15/2006,
             conv into PMCS common stock
             (b) Cost - $250,000; Acquired - 07/31/2001. . . . . . . .     222,813
    250,000  Photronics, Inc. 4.750%, due 12/15/2006,
             conv into PLAB common stock,
             (b) Cost - $250,000; Acquired - 12/06/2001. . . . . . . .     276,562
    500,000  RF Micro Devices, Inc., 3.750%, due 08/15/2005,
             conv into RFMD common stock . . . . . . . . . . . . . . .     413,125
  1,000,000  Sanmina Corp., 0.000% (c), due 09/12/2020,
             conv into SANM common stock . . . . . . . . . . . . . . .     377,500
    500,000  TranSwitch Corp., 4.500%, due 09/12/2005,
             conv into TXCC common stock . . . . . . . . . . . . . . .     295,000
                                                                        ----------
                                                                         4,790,937
                                                                        ----------

Engineering, Accounting, Research, Management Services (2.2%)
    500,000  CV Therapeutics, Inc., 4.750%, due 03/07/2007,
             conv into CVTX common stock . . . . . . . . . . . . . . .     508,125
    250,000  Cephalon, Inc., 2.500%, due 12/15/2006,
             conv into CEPH common stock,
             (b) Cost - $250,000; Acquired - 12/06/2001. . . . . . . .     273,437
                                                                        ----------
                                                                           781,562
                                                                        ----------

Health Services (4.6%)
  1,000,000  Health Management Associates, Inc., 0.250%,
             due 08/16/2020, conv into HMA common stock,
             (b) Cost - $763,818; Acquired - 11/17/2000. . . . . . . .     665,000
    500,000  Human Genome Sciences, Inc., 3.750%, due 03/15/2007,
             conv into HGSI common stock,
             (b) Cost - $500,000; Acquired - 03/07/2000. . . . . . . .     378,125
  1,000,000  Universal Health Services, Inc., 0.426%, due 06/23/2020,
             conv into UHS common stock. . . . . . . . . . . . . . . .     582,500
                                                                        ----------
                                                                         1,625,625
                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

Conseco Convertible Securities Fund
---------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                          VALUE
----------------                                                       ----------
Industrial, Commercial Machinery, Computers (3.2%)
$   585,000  Kulicke & Soffa Industies, Inc., 4.750%, due 12/15/2006,
             conv into KLIC common stock. . . . . . . . . . . . . . .  $  564,525
    650,000  Lam Research Corp., 4.000%, due 06/01/2006,
             conv into LRCX common stock. . . . . . . . . . . . . . .     579,313
                                                                       ----------
                                                                        1,143,838
                                                                       ----------

Insurance Carriers (3.6%)
    750,000  First American Corp., 4.500%, due 04/15/2008,
             conv into FAF common stock,
             (b) Cost - $753,125;
             Acquired - 04/19/2001 & 06/15/2001 . . . . . . . . . . .     737,812
    500,000  PMI Group, Inc., 2.500%, due 07/15/2021,
             conv into PMI common stock,
             (b) Cost - $500,000; Acquired - 07/10/2001 . . . . . . .     530,000
                                                                       ----------
                                                                        1,267,812
                                                                       ----------

Measuring Instruments, Photo Goods, Watches (8.3%)
    500,000  Agilent Technologies, Inc., 3.000%, due 12/01/2021,
             conv to A common stock,
             (b) Cost - $527,188; Acquired - 11/20/2001 . . . . . . .     559,375
  1,000,000  Allergan, Inc., 0.000% (c), due 11/01/2020,
             conv into AGN common stock,
             (b) Cost - $613,536; Acquired - 10/26/2000 . . . . . . .     621,250
    500,000  FEI Company, 5.500%, due 08/15/2008,
             conv to FEIC common stock,
             (b) Cost - $522,500; Acquired - 08/01/2001 . . . . . . .     489,375
  1,500,000  PerkinElmer, Inc., 0.000% (c), due 08/07/2020,
             conv into PKI common stock . . . . . . . . . . . . . . .     834,375
    375,000  Veeco Instruments, Inc., 4.125%, due 12/21/2008,
             conv into PCS common stock,
             (b) Cost - $375,000; Acquired - 12/18/2001 . . . . . . .     419,062
                                                                       ----------
                                                                        2,923,437
                                                                       ----------

Motion Pictures (3.1%)
    125,000  Liberty Media Group, 3.250%, due 03/15/2031,
             conv into VIA/B common stock . . . . . . . . . . . . . .     122,344
    250,000  Liberty Media Group, 3.250%, due 03/15/2031,
             conv into VIA/B common stock,
             (b) Cost - $252,780; Acquired - 03/01/2001 . . . . . . .     245,937
  1,000,000  Liberty Media Group, 4.000%, due 11/15/2029,
             conv into Sprint PCS common stock,
             (b) Cost - $1,000,000; Acquired - 11/10/1999 . . . . . .     735,000
                                                                       ----------
                                                                        1,103,281
                                                                       ----------

   SHARES OR
PRINCIPAL AMOUNT                                                         VALUE
----------------                                                     ------------
Oil and Gas Extraction (6.2%)
$   750,000  Anadarko Petroleum Corp., 0.000% (c),
             due 03/07/2020, conv into APC common stock . . . . . .  $   537,187
    250,000  Kerr-McGee Corp., 5.250%, due 02/15/2010,
             conv into KMG common stock . . . . . . . . . . . . . .      279,688
    750,000  Nabors Industries, Inc., 0.000% (c), due 06/20/2020,
             conv into NBR common stock . . . . . . . . . . . . . .      474,375
  1,000,000  Pride International, Inc. 0.000% (c), due 04/24/2018,
             conv into PDE common stock . . . . . . . . . . . . . .      446,250
    500,000  Transocean Sedco Forex, Inc., 1.500%, due 05/15/2021,
             conv to RIG common stock . . . . . . . . . . . . . . .      451,875
                                                                       ----------
                                                                       2,189,375
                                                                       ----------

Petroleum Refining and Related Industries (2.1%)
    750,000  Devon Energy Corp., 4.950%, due 08/15/2008,
             conv into CHV common stock . . . . . . . . . . . . . .      758,438
                                                                       ----------

Real Estate Investment Trusts (REITS) (0.8%)
    250,000  EOP Operating LP, 7.250%, due 11/15/2008,
             conv into EOP common stock,
             (b) Cost - $251,875; Acquired - 11/30/2000 . . . . . .      265,625
                                                                       ----------

Stone, Clay, Glass, Concrete Products (1.6%)
    500,000  Corning, Inc., 3.500%, due 11/01/2008,
             conv into GLW common stock . . . . . . . . . . . . . .      560,000
                                                                     ------------

Transportation Equipment (1.5%)
    500,000  Magna International, Inc. 4.875%, due 02/15/2005,
             conv into MGA common stock . . . . . . . . . . . . . .      513,750
                                                                     ------------

             Total convertible bonds (cost $30,836,369) . . . . . .   28,921,868
                                                                     ------------

SHORT-TERM INVESTMENTS (4.1%)
  1,442,000  Nations Treasury Reserve . . . . . . . . . . . . . . .    1,442,000
                                                                     ------------

             Total short-term investments (cost $1,442,000) . . . .    1,442,000
                                                                     ------------

Total investments (cost $36,722,940) (100.0%) . . . . . . . . . . .   35,286,418
                                                                     ------------
Liabilities, less other assets (-0.0%). . . . . . . . . . . . . . .       (8,204)
                                                                     ------------
Total net assets (100.0%) . . . . . . . . . . . . . . . . . . . . .  $35,278,214
                                                                     ============

---------------
(a)  Non-income producing security.
(b)  Restricted under Rule 144A of the Securities Act of 1933.
(c)  Zero Coupon Bonds that make no interest payments.

   The accompanying notes are an integral part of these financial statements.

                                [GRAPHIC OMITTED]

Conseco High Yield Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco High Yield Fund (Class A with load) returned -1.24% for the year 2001. This compares to 6.20% for the Merrill Lynch High Yield Master Index and 4.49% for the Merrill Lynch High Yield Master II Index.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The high-yield market was fairly bifurcated with regard to performance in 2001. The asset class returned more than 11% not including the wireline telecommunications sector. Unfortunately, wireline telecommunications constituted approximately 10% of the market at the beginning of 2001, so it was difficult for many investors to entirely avoid the 70% erosion of that sector's value.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

     Overall, the Fund performed well relative to its benchmarks in 2001. The primary drivers for this performance were as follows:

     - An underweight in wireline telecommunications, with an emphasis on the higher quality end of the sector;

     - An overweight in the healthcare sector, which was one of the top performing sectors in the high-yield market in 2001; and

     - An investment in the distressed bus operator Laidlaw, which returned 100% of its value in 2001.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     Although we underweighted wireline telecommunications, we did have some exposure. The deterioration in those names detracted from our overall performance.

                                [GRAPHIC OMITTED]

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     Looking forward to 2002 we are optimistic about the potential returns in the high-yield corporate bond market, particularly relative to other asset classes. High yield, as measured by the Merrill Lynch High Yield Master II Index, now yields 12%, or a 7% spread to comparable U.S. Treasury securities. In addition:

     1.)  The U.S. economic recession appears to have bottomed;
     2.) Defaults in the corporate market are peaking around 10-12% and should decline as the year progresses.
     3.) High-yield is trading well outside of its historical spread of 5% over treasuries.

     All signs point to high-yield as a relatively cheap asset class. This is not to say that high-yield might not widen by another 0.5% to 1.0% in spread. However, the potential for further downside is outweighed in our opinion by the potential to earn high income with a higher than average probability of some capital appreciation.


ROBERT L. COOK, CFA R.               ANTHONY JASINSKI, JR., CFA
Vice President                       Vice President
Portfolio Manager                    Portfolio Manager
Conseco Capital Management, Inc.     Conseco Capital Management, Inc.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Robert Cook, CFA, vice president at Conseco Capital Management, Inc. ("CCM"), and R. Anthony Jasinski, Jr., CFA, vice president at CCM, co-manage the Fund, as well as help manage institutional and affiliated high-yield portfolios for CCM.

     Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

     Jasinski oversees high-yield trading and is a co-manager on the privately placed high-yield portfolios. He came to CCM in September of 2000, from PPM America where he was a Managing Director and co-head of fixed-income trading. Tony received his BS from the University of Michigan and has earned his MBA from Northwestern University's J.L. Kellogg Graduate School of Management.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)

                                                 Inception                       Since
                                                   Date     1 year   3 years   Inception
                                                  --------  -------  --------  ---------
High Yield A. . . . . . . . . . . . . . . . . .   01/02/98   -1.24%    -1.31%       0.60%
High Yield B. . . . . . . . . . . . . . . . . .   02/19/98   -0.55%    -0.67%      -0.20%
High Yield C. . . . . . . . . . . . . . . . . .   02/19/98    3.24%     0.15%       0.34%
High Yield Y. . . . . . . . . . . . . . . . . .   03/02/98    5.15%     1.19%       1.28%
MLHY Index. . . . . . . . . . . . . . . . . . .   01/02/98    6.20%     1.25%       1.85%
MLHY Master II Index. . . . . . . . . . . . . .   01/02/98    4.49%     0.54%       1.14%
-----------------------------------------------------------------------------------------

30-DAY SEC YIELD (as of 12/31/01)
  Class A . . . . . . . . . . . . .  8.37%
  Class B . . . . . . . . . . . . .  8.38%
  Class C . . . . . . . . . . . . .  8.39%
  Class Y . . . . . . . . . . . . .  9.55%

--------------------------------------------------------------------------------

TOP FIVE SECTORS (as of 12/31/01)
  Communications by Phone, Television, Radio, Cable. . .  15.2%
  Electric, Gas, Water, Cogeneration, Sanitary Services.   6.3%
  International/Yankee . . . . . . . . . . . . . . . . .   5.9%
  Chemicals and Allied Products. . . . . . . . . . . . .   4.5%
  Wholesale Trade - Non-Durable Goods. . . . . . . . . .   4.2%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS (as of 12/31/01)
  CSC Holdings, Inc . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2.2%
  Laidlaw, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.9%
  Dimon, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.8%
  Charter Communications, Inc.. . . . . . . . . . . . . . . . . . . . . . . .  1.4%
  Nextel Communications, Inc. . . . . . . . . . . . . . . . . . . . . . . . .  1.2%
  WCI Communities, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.1%
  Triton PCS Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .  1.1%
  Smithfield Foods, Inc . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.1%
  Boyd Gaming Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.1%
  Riverwood International Corp. . . . . . . . . . . . . . . . . . . . . . . .  1.1%
-----------------------------------------------------------------------------------
-  CURRENT NET ASSETS: $114,013,156
-  AVERAGE EFFECTIVE DURATION: 4.20 YEARS
-  INCREASE IN NET ASSETS YTD: $26,972,926
-  AVERAGE MATURITY: 6.49 YEARS
-  PERCENTAGE INCREASE IN NET ASSETS YTD: 31.0%


(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco High Yield Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent- deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Merrill Lynch High Yield ("MLHY") Index is representative of the high-yield arena with the following restrictions: Issues must be in the form of publicly placed, nonconvertible, coupon-bearing U.S. domestic debt, and must carry a term to maturity of at least one year; par amounts outstanding must not be less than $10 million at the start and the close of the performance measurement period; and issues must be rated by Standard & Poor's or Moody's as less than investment grade (i.e., BBB or Baa) but not in default (i.e., DDD1 or less). The index excludes floating-rate debt, equipment trust certificates, and Title 11 securities. On January 1, 2002 the benchmark was changed to the MLHY Master II Index from the MLHY Index. The Fund actively invests in, and currently holds, discount notes and preferred securities. The benchmark change was made because the MLHY Index does not include discount notes nor preferred securities, while the MLHY Master II Index includes these securities.

Conseco High Yield Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                  ----------
CORPORATE BONDS (78.2%)
Agricultural Services (0.3%)
$   500,000  Royster Clark, Inc. 10.250%, due 04/01/2009 . . . .  $  322,500
                                                                  ----------

Amusement and Recreation Services (3.7%)
    975,000  Boca Resorts, Inc. 9.875%, due 04/15/2009 . . . . .   1,009,125
  1,250,000  Boyd Gaming Corp., 9.250%, due 10/01/2003 . . . . .   1,281,250
    500,000  Premier Parks, Inc., 9.750%, due 06/15/2007 . . . .     510,000
  1,000,000  Premier Parks, Inc., 9.250%, due 04/01/2006 . . . .   1,010,000
    630,000  Trump Atlantic City Associates, 11.250%,
             due 05/01/2006 (c). . . . . . . . . . . . . . . . .     403,200
                                                                  ----------
                                                                   4,213,575
                                                                  ----------

Apparel and Other Finished Products (0.9%)
  1,025,000  Collins and Aikman Products, Inc., 10.750%,
             due 12/31/2011, (a) Cost - $1,025,000;
             Acquired - 12/11/2001 . . . . . . . . . . . . . . .   1,032,687
                                                                  ----------

Building Construction, General Contractors and Operative Builders (3.2%)
    375,000  Beazer Homes USA, Inc., 8.875%, due 04/01/2008. . .     390,000
    875,000  Beazer Homes USA, Inc., 8.625%, due 05/15/2011. . .     907,813
  1,000,000  D.R. Horton, Inc., 10.500%, due 04/01/2005. . . . .   1,077,500
  1,250,000  WCI Communities, Inc., 10.625%, due 02/15/2011. . .   1,296,875
                                                                  ----------
                                                                   3,672,188
                                                                  ----------

Business Services (1.7%)
    950,000  Advanstar Communications, Inc., Series B, 12.000%,
             due 02/15/2011. . . . . . . . . . . . . . . . . . .     679,250
  1,095,000  Exodus Communications, Inc., 11.625%,
             due 07/15/2010 (c). . . . . . . . . . . . . . . . .     202,575
  1,050,000  IPC Acquisition Corp., 11.500%, due 12/15/2009,
             (a) Cost - $1,000,000; Acquired - 12/14/2001. . . .   1,055,250
                                                                  ----------
                                                                   1,937,075
                                                                  ----------

Cable and Other Pay Television Stations (1.0%)
  1,900,000  Insight Communications Co., Inc., STEP (b)
             0.000%/12.250%, due 02/15/2011. . . . . . . . . . .   1,130,500
                                                                  ----------

Chemicals and Allied Products (4.5%)
  1,000,000  Airgas, Inc. 9.125%, due 10/01/2011 . . . . . . . .   1,060,000
    875,000  Amerisource Bergen Corp., 8.125%, due 09/01/2008,
             (a) Cost - $875,000; Acquired - 08/09/2001. . . . .     901,250
    350,000  Chattem, Inc., 8.875%, due 04/01/2008 . . . . . . .     336,000

  SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                   -----------
CHEMICALS AND ALLIED PRODUCTS  (cont.)
$ 2,445,000  Huntsman Corp., 9.500%, due 07/01/2007,
             (a) Cost - $1,011,800;
             Acquired - 05/24/01 & 06/07/2001 & 11/15/2001 (c). .  $   489,000
    900,000  Huntsman Corp. Term Loan, 8.125%,
             due 06/30/2004 . . . . . . . . . . . . . . . . . . .      630,000
    350,000  Huntsman Corp., 9.500%, due 07/01/2007,
             (a) Cost - $123,375; Acquired - 08/08/2001 (c) . . .       70,000
  1,000,000  ISP Chemicals, Inc., 10.250%, due 07/01/2011,
             (a) Cost - $983,290;
             Acquired - 06/20/2001 & 10/15/2001 . . . . . . . . .    1,050,000
    600,000  Lyondell Chemical Co., 9.500%,
             due 12/15/2008, (a) Cost - $600,000;
             Acquired - 11/30/2001. . . . . . . . . . . . . . . .      597,000
                                                                   -----------
                                                                     5,133,250
                                                                   -----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (8.9%)
  1,090,000  AT&T Corp., 7.300%, due 11/15/2011,
             (a) Cost - $1,086,218; Acquired - 11/15/2001 . . . .    1,118,968
    870,000  AirGate PCS, Inc., STEP (b) 0.000%/13.500%,
             due 10/01/2009 . . . . . . . . . . . . . . . . . . .      665,550
    365,000  Allegiance Telecom, Inc., STEP (b) 0.000%/11.750%,
             due 02/15/2008 . . . . . . . . . . . . . . . . . . .      162,425
    705,000  Allegiance Telecom, Inc., 12.875%, due 05/15/2008. .      525,225
  1,000,000  American Tower Corp., 9.375%, due 02/01/2009 . . . .      810,000
  1,100,000  EchoStar DBS Corp., 9.375%, due 02/01/2009 . . . . .    1,138,500
  2,485,000  ICG Holdings, Inc., STEP (b) 0.000%/12.500%,
             due 05/01/2006 (c) . . . . . . . . . . . . . . . . .      173,950
  1,050,000  Liberty Media Group, 8.250%, due 02/01/2030. . . . .      995,791
    850,000  Madison River Capital, LLC, 13.250%,
             due 03/01/2010 . . . . . . . . . . . . . . . . . . .      616,250
    525,000  Nextel Communications, Inc., 9.375%, due 11/15/2009.      416,062
  1,000,000  Spectrasite Holdings, STEP (b) 0.000%, 04/15/2009. .      265,000
  1,600,000  Spectrasite Holdings, STEP (b) 0.000%, 03/15/2010. .      376,000
    750,000  TeleCorp PCS, Inc., STEP (b) 0.000%/11.625%,
             due 04/15/2009 . . . . . . . . . . . . . . . . . . .      656,250
    775,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010. . . . .      902,875
  1,425,000  Triton PCS Holdings, Inc., STEP (b) 0.000%/11.000%,
             due 05/01/2008 . . . . . . . . . . . . . . . . . . .    1,296,750
                                                                   -----------
                                                                    10,119,596
                                                                   -----------

DEPOSITORY INSTITUTIONS (0.9%)
  1,000,000  Sovereign Bancorp, Inc., 10.500%, due 11/15/2006 . .    1,080,000
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

   SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                  ----------
Eating and Drinking Places (0.6%)
$ 1,000,000  Advantica Restaurant Group, Inc., 11.250%,
             due 01/15/2008. . . . . . . . . . . . . . . . . . .  $  710,000
                                                                  ----------

Electric, Gas, Water, Cogeneration, Sanitary Services (6.3%)
    350,000  AES Corp., 8.750%, due 12/15/2002 . . . . . . . . .     346,500
    435,000  AES Corp. 9.375%, due 09/15/2010. . . . . . . . . .     393,675
    970,000  Allied Waste Industries, Inc., Series B, 7.875%,
             due 01/01/2009. . . . . . . . . . . . . . . . . . .     955,450
    200,000  Calpine Corp., 4.000%, due 12/26/2006 . . . . . . .     232,250
  1,000,000  Calpine Corp., 8.500%, due 02/15/2011 . . . . . . .     910,000
    500,000  Calpine Corp., 7.750%, due 04/15/2009 . . . . . . .     441,697
  1,095,000  CMS Energy Corp., 9.875%, due 10/15/2007. . . . . .   1,163,096
    800,000  Dynergy, Inc., 7.450%, due 07/15/2006 . . . . . . .     711,381
    250,000  GNI Group, Inc., 10.875%, due 07/15/2005 (c). . . .       6,250
    850,000  Mission Energy Holding Co.,
             13.500%, due 07/15/2008 . . . . . . . . . . . . . .     930,750
  1,075,000  PSEG Energy Holdings, Inc., 8.500%, due 06/15/2011.   1,053,348
                                                                  ----------
                                                                   7,144,397
                                                                  ----------

Electronic, Other Electrical Equipment, except Computers (3.3%)
  1,000,000  Alamosa Delaware, Inc., 13.625%, due 08/15/2011 . .   1,055,000
    870,000  Alamosa PCS Holdings, Inc., STEP (b)
             0.000%/12.875%, due 02/15/2010. . . . . . . . . . .     543,750
    475,000  Hexcel Corp., 9.750%, due 01/15/2009. . . . . . . .     268,375
  1,125,000  Juno Lighting, Inc., 11.875%, due 07/01/2009. . . .   1,098,281
  1,030,000  U.S. Industries, Inc., 7.125%, due 10/15/2003 . . .     829,150
                                                                  ----------
                                                                   3,794,556
                                                                  ----------

Fabricated Metal Products, except Machinery
and Transportation Equipment (1.3%)
    895,000  Blount, Inc., 7.000%, due 06/15/2005. . . . . . . .     742,850
    350,000  Crown Cork & Seal Co., Inc., 8.375%,
             due 01/15/2005. . . . . . . . . . . . . . . . . . .     169,750
    350,000  Crown Cork & Seal Co., Inc., 7.375%,
             due 12/15/2026. . . . . . . . . . . . . . . . . . .     145,250
    700,000  Park-Ohio Industries, Inc., 9.250%, due 12/01/2007.     434,000
                                                                  ----------
                                                                   1,491,850
                                                                  ----------

Food and Kindred Products (2.6%)
  1,175,000  Del Monte Foods Co., 9.250%, due 05/15/2011 . . . .   1,233,750
    710,000  Eagle Family Foods Co., 8.750%, due 01/15/2008. . .     497,000
  1,250,000  Smithfield Foods, Inc., 8.000%, due 10/15/2009,
             (a) Cost - $1,250,000; Acquired - 10/17/2001. . . .   1,293,750
                                                                  ----------
                                                                   3,024,500
                                                                  ----------

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                 ----------
General Merchandise Store (1.5%)
$ 1,070,000  Saks, Inc., 7.500%, due 12/01/2010 . . . . . . . .  $ 872,050
    950,000  ShopKo Stores, Inc. 6.500%, due 08/15/2003. . . .     840,750
                                                                 ---------
                                                                 1,712,800
                                                                 ---------

Health Services (2.3%)
  1,095,000  HEALTHSOUTH Corp., 10.750%, due 10/01/2008. . . .   1,209,975
    490,000  Hudson Respiratory Care, Inc., 9.125%,
             due 04/15/2008. . . . . . . . . . . . . . . . . .     340,550
  1,035,000  Matria Healthcare, Inc., 11.000%, due 05/01/2008.   1,081,575
                                                                 ---------
                                                                 2,632,100
                                                                 ---------

Hotels, Other Lodging Places (2.7%)
  1,000,000  Park Place Entertainment Corp., 8.875%,
             due 09/15/2008. . . . . . . . . . . . . . . . . .   1,021,250
  1,035,000  Sun International Hotels, Inc., 9.000%,
             due 03/15/2007. . . . . . . . . . . . . . . . . .   1,001,363
    875,000  Vail Resorts, Inc., 8.750%, due 05/15/2009. . . .     853,125
    200,000  Vail Resorts, Inc., 8.750%, due 05/15/2009. . . .     195,000
                                                                 ---------
                                                                 3,070,738
                                                                 ---------

Industrial, Commercial Machinery, Computer Equipment (1.4%)
  4,750,000  Dictaphone Corp., 11.750%, due 08/01/2005 (c) . .     498,750
  1,250,000  Solectron Corp., 0.000%, due 05/08/2020 (d) . . .     668,750
    700,000  Unova, Inc., 6.875%, due 03/15/2005 . . . . . . .     381,500
                                                                 ---------
                                                                 1,549,000
                                                                 ---------

Leather and Leather Products (0.7%)
  1,175,000  Samsonite Corp., 10.750%, due 06/15/2008. . . . .     825,437
                                                                 ---------

Measuring Instruments, Photo Goods, Watches (2.8%)
    250,000  Fisher Scientific International, Inc., 9.000%,
             due 02/01/2008. . . . . . . . . . . . . . . . . .     257,500
    775,000  Fisher Scientific International, Inc., 9.000%,
             due 02/01/2008. . . . . . . . . . . . . . . . . .     798,250
  1,100,000  Hanger Orthopedic Group, 11.250%, due 06/15/2009.   1,023,000
  1,095,000  Universal Hospital Services, Inc., 10.250%,
             due 03/01/2008. . . . . . . . . . . . . . . . . .   1,073,100
                                                                 ---------
                                                                 3,151,850
                                                                 ---------

   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001


  SHARES OR
PRINCIPAL AMOUNT                                                                         VALUE
----------------                                                                       ----------
METAL MINING (1.2%)
$ 1,075,000  Golden Northwest Aluminum, Inc., 12.000%,
             due 12/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  650,375
    700,000  Great Central Mining, Inc., 8.875%, due 04/01/2008 . . . . . . . . . . .     693,000
                                                                                       ----------
                                                                                        1,343,375
                                                                                       ----------

MOTION PICTURES (0.7%)
    875,000  Cinemark USA, Inc., Series B, 9.625%, due 08/01/2008 . . . . . . . . . .     848,750
                                                                                       ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (0.6%)
    550,000  Fairfax Financial Holdings, 6.875%, due 04/15/2008 . . . . . . . . . . .     389,896
    530,000  Fairfax Financial Holdings, 7.375%, due 04/15/2008 . . . . . . . . . . .     301,646
                                                                                       ----------
                                                                                          691,542
                                                                                       ----------

OIL AND GAS EXTRACTION (1.8%)
  1,000,000  Hanover Equipment Trust, Series B, 8.750%,
             due 09/01/2011, (a) Cost - $1,000,000;
             Acquired - 08/16/2001. . . . . . . . . . . . . . . . . . . . . . . . . .   1,040,000
  1,000,000  Pogo Producing Co., Series B, 8.250%, due 04/15/2011 . . . . . . . . . .   1,020,000
                                                                                       ----------
                                                                                        2,060,000
                                                                                       ----------

PAPER AND ALLIED PRODUCTS (3.7%)
  1,050,000  American Tissue, Inc., Series B, 12.500%,
             due 07/15/2006 (c) . . . . . . . . . . . . . . . . . . . . . . . . . . .     315,000
  1,000,000  Norske Skog Canada, Inc., 8.625%, due 06/15/2011,
             (a) Cost - $995,310; Acquired - 08/08/2001 . . . . . . . . . . . . . . .   1,042,500
  1,050,000  Platex Products, Inc., 9.3750%, due 06/01/2011 . . . . . . . . . . . . .   1,113,000
  1,250,000  Riverwood International Corp., 10.875%,
             due 04/01/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,275,000
    400,000  Stone Container Finance Co., 11.500%, due 08/15/2006,
             (a) Cost - $413,000; Acquired - 12/19/00 . . . . . . . . . . . . . . . .     428,000
                                                                                       ----------
                                                                                        4,173,500
                                                                                       ----------

PERSONAL SERVICES (2.6%)
  1,075,000  Cendant Corp., 7.750%, due 12/01/2003. . . . . . . . . . . . . . . . . .   1,093,538
  1,000,000  Res-Care, Inc., 10.625%, due 11/15/2008,
             (a) Cost - $1,000,000; Acquired - 11/09/2001 . . . . . . . . . . . . . .   1,000,000
    970,000  Service Corp. International, 6.000%, due 12/15/2005. . . . . . . . . . .     848,750
                                                                                       ----------
                                                                                        2,942,288
                                                                                       ----------

PHONE COMMUNICATIONS, EXCEPT RADIO TELEPHONE (0.1%)
    990,000  XO Communications, 10.750%,
             due 11/15/2008 (c) . . . . . . . . . . . . . . . . . . . . . . . . . . .     123,750
                                                                                       ----------

  SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                  ----------
Pipelines Natural Gas and Petroleum (0.1%)
$   850,000  Osprey Trust, 8.310%, due 01/15/2003,
             (a) Cost - $235,000;
             Acquired - 11/21/2001 & 11/28/2001 (c). . . . . . .  $  174,250
                                                                  ----------

Primary Metal Industries (3.3%)
    440,000  Century Aluminum Co., 11.750%, due 04/15/2008 . . .     457,600
    550,000  Grupo Diversified Minerals Mexico, 8.250%,
             due 04/01/2008. . . . . . . . . . . . . . . . . . .     325,876
  1,250,000  Host Marriottt, LP, 9.500%, due 01/15/2007,
             (a) Cost - $1,250,000; Acquisition - 12/06/2001 . .   1,257,812
  1,000,000  Kaiser Aluminum Corp., 12.750%, due 02/01/2003. . .     735,000
    925,000  NS Group, Inc., 13.500%, due 07/15/2003 . . . . . .     952,750
                                                                  ----------
                                                                   3,729,038
                                                                  ----------

Real Estate Investment Trusts (REITS) (3.5%)
    678,000  Felcor Lodging LP, 8.500%, due 06/01/2011 . . . . .     654,270
  1,125,000  ISTAR Financial, Inc., 8.750%, due 08/15/2008 . . .   1,127,176
    400,000  JDN Realty Corp., 6.800%, due 04/01/2004. . . . . .     371,651
    875,000  JDN Realty Corp., 6.950%, due 08/01/2007. . . . . .     758,188
  1,050,000  Senior Housing Trust, 8.625%, 01/15/2012. . . . . .   1,065,750
                                                                  ----------
                                                                   3,977,035
                                                                  ----------

Real Estate Operator, Agents, Managers (0.8%)
    800,000  Stewart Enterprises, Inc., 10.750%, due 07/01/2008.     876,000
                                                                  ----------

Stone, Clay, Glass, and Concrete Products (0.9%)
  1,100,000  Owens-Illinois, Inc., 7.850%, due 05/15/2004. . . .   1,072,500
                                                                  ----------

Transit & Passenger Transportation (1.9%)
  4,000,000  Laidlaw, Inc., 7.650%, due 05/15/2006 (c) . . . . .   2,160,000
                                                                  ----------

Transportation by Air (0.6%)
    825,000  Amtran, Inc., 10.500%, due 08/01/2004 . . . . . . .     693,000
                                                                  ----------

Transportation by Water (0.8%)
    525,000  Royal Caribbean Cruises, Inc., 8.125%,
             due 07/28/2004. . . . . . . . . . . . . . . . . . .     439,978
    650,000  Royal Caribbean Cruises, Inc., 8.750%,
             due 02/02/2011. . . . . . . . . . . . . . . . . . .     506,497
                                                                  ----------
                                                                     946,475
                                                                  ----------

Wholesale Trade - Durable Goods (0.8%)
  1,140,000  Remington Product Co., LLC, 11.000%,
             due 05/15/2006. . . . . . . . . . . . . . . . . . .     877,800
                                                                  ----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                 -----------
Wholesale Trade - Non-Durable Goods (4.2%)
$   905,000  William Carter, 10.875%, due 08/15/2011,
             (a) Cost - $898,240; Acquired - 08/08/2001 . . . .  $   972,875
  2,000,000  Dimon, Inc., 9.625%, due 10/15/2011
             (a) Cost - $2,000,000; Acquired - 10/25/2001 . . .    2,080,000
    800,000  Terra Capital, Inc.,12.875%, due 10/15/2008
             (a) Cost - $795,440; Acquired - 10/03/2001 . . . .      796,000
  1,145,000  Terra Industries, Inc., Series B, 10.500%,
             due 06/15/2005 . . . . . . . . . . . . . . . . . .      904,550
                                                                 -----------
                                                                   4,753,425
                                                                 -----------

             Total corporate bonds (cost $97,706,876) . . . . .   89,191,327
                                                                 -----------

INTERNATIONAL/YANKEE (U.S. $Denominated) (5.9%)
    810,000  Alliance Atlantis Communications, Inc., 13.000%,
             due 12/15/2009 . . . . . . . . . . . . . . . . . .      878,850
  1,025,000  CanWest Media, Inc., 10.625%, due 05/15/2001 . . .    1,095,469
  1,475,000  Charter Communications, Inc., 11.125%,
             due 01/15/2011 . . . . . . . . . . . . . . . . . .    1,570,875
    385,000  Crown Cork & Seal Co., Inc., 6.750%,
             due 12/15/2003 . . . . . . . . . . . . . . . . . .      213,675
  1,340,000  Global Crossing Ltd., 9.125%, due 11/15/2006 (c) .      160,800
    665,000  Global Crossing Ltd., 8.700%, due 08/01/2007 (c) .       63,175
    875,000  Murrin Murrin Holdings Property, 9.375%,
             due 08/31/2007 . . . . . . . . . . . . . . . . . .      643,125
  1,050,000  Quebecor Medica, Inc., 11.125%, due 07/15/2011 . .    1,126,125
    950,000  Station Casinos, Inc., 9.875%, due 07/01/2010. . .      970,187
                                                                 -----------

             Total international/yankee (cost $7,487,325) . . .    6,722,281
                                                                 -----------

PREFERRED STOCKS (6.4%)
Communications by Phone, Television, Radio, Cable (6.3%)
          9  Broadwing Communications, Series B, 12.500%. . . .        5,968
     23,578  CSC Holdings, Inc., 11.125%, Series M. . . . . . .    2,493,374
     17,409  Crown Castle International Corp. . . . . . . . . .    1,218,637
      9,045  Intermedia Communications, Inc., Series B, 13.500%      942,974

  SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                 ------------
Communications by Phone, Television, Radio, Cable (cont.)
$    22,307  Nextel Communications, Inc., Series D, Pik
             (b), 13.000% . . . . . . . . . . . . . . . . . . .    $1,321,657
     14,064  Rural Cellular Corp., Series B, Pik (b), 11.375%       1,198,977
                                                                 ------------
                                                                    7,181,587
                                                                 ------------

Measuring Instruments, Photo Goods, Watches (0.1%)
      4,448  River Holding Corp., Series B  . . . . . . . . . .        39,473
                                                                 ------------


             Total preferred stocks (cost $7,896,886) . . . . .     7,221,060
                                                                 ------------

SHORT-TERM INVESTMENTS (7.4%)
  8,437,000  Nations Treasury Reserve . . . . . . . . . . . . .     8,437,000
                                                                 ------------

             Total short-term investments
             (cost $8,437,000)  . . . . . . . . . . . . . . . .     8,437,000
                                                                 ------------


Total investments (cost $121,528,087) (97.9%) . . . . . . . . .   111,571,668
                                                                 ------------
Assets, less other liabilities (2.1%) . . . . . . . . . . . . .     2,441,488
                                                                 ------------
Total net assets (100.0%) . . . . . . . . . . . . . . . . . . .  $114,013,156
                                                                 ============

------------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK-Payment In Kind. STEP-Bonds where the coupon increases or steps up at a predetermined rate.
(c)  Security in default.
(d)  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

Conseco Mixed Income Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

     The Conseco Fixed Income Fund (Class A with load) returned 3.26% in 2001, relative to the LBA Index return of 8.42%.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     It is important to note that Fund performance is reduced by the inclusion of shareholder expenses, including loads and fees. Without these expenses, returns would have more closely correlated with the benchmark.

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE FUND'S PERFORMANCE?

     In 2001, the Fund had positions within bank and finance sectors which helped boost the performance of the portfolio. These positions included Household Finance, Post Apartment Homes, Dresdner Bank and Credit Suisse First Boston.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

     The largest negative impact came from the Enron debacle and the subsequent fallout that rippled through the natural gas and natural gas pipeline sectors. These sectors underperformed the LBA Index by 8.56% and 10.73%, respectively. Specific securities that were impacted include Dynegy and Mirant.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

     We expect the landscape for bond investors will be more manageable than prior years as new issue volume subsides, the pace of ratings downgrades declines, and an economic recovery takes hold. During the past year, 10% of the par value of the Lehman Brothers Credit Index that started 2001 as A-rated was down-graded to BBB or lower. Similarly, 7.5% of the par value that started 2001 as BBB-rated was down-graded to BB or lower. Credit deterioration was again the biggest issue bond managers faced during the year. The number of downgrades has exceeded the number of upgrades each of the past four years as companies have levered their balance sheets and pursued aggressive expansion plans. However, we are encouraged that the pace of downgrades seems to be slowing.

     During the next year, like last year, we will likely experience sustained low interest rates. We expect the Fed will stop lowering interest rates in 2002 and monetary policy will shift from an easing to neutral stance as the employment picture stabilizes. Ultimately, policy will shift to a tightening, however, we don't expect to see that until later in 2002. Inevitably, this will result in a flattening in the yield curve as short-term interest rates rise. Increased U.S. Treasury borrowing needs will put additional pressure on interest rates. Refinancing opportunities for the corporate sector will dwindle resulting in lower investment-grade issuance. We expect the spread sectors including asset-backed securities, mortgage-backed securities and corporate bonds to outperform the general market should spreads tighten during the first half of 2002.

GREGORY J. HAHN, CFA                 MICHAEL D. RICHMAN
Chief Investment Officer             Assistant Vice President
Portfolio Manager                    Portfolio Manager
Conseco Capital Management, Inc.     Conseco Capital Management, Inc.


                                [GRAPHIC OMITTED]

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/01. Past performance does not guarantee future results.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     Gregory J. Hahn, CFA, is the portfolio manager for this Fund, as well as $2 billion in institutional fixed-income accounts.
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/01)
                                                 Inception                       Since
                                                   date     1 year   3 years   inception
                                                 ---------  -------  --------  ----------
Fixed Income A. . . . . . . . . . . . . . . . .   01/02/97    3.26%     4.32%       5.83%
Fixed Income B. . . . . . . . . . . . . . . . .   03/20/98    3.16%     4.81%       5.17%
Fixed Income C. . . . . . . . . . . . . . . . .   03/05/98    7.26%     5.73%       6.18%
Fixed Income Y. . . . . . . . . . . . . . . . .   01/02/97    9.20%     6.74%       7.55%
LBA Index . . . . . . . . . . . . . . . . . . .   01/02/97    8.42%     6.27%       7.42%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30-DAY SEC YIELD (as of 12/31/01)
  Class A . . . . . . . . . . . . .  4.75%
  Class B . . . . . . . . . . . . .  4.48%
  Class C . . . . . . . . . . . . .  4.49%
  Class Y . . . . . . . . . . . . .  5.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE SECTORS (as of 12/31/01)
  U.S. Government and Agency Obligations . . . . . . . .  25.5%
  Electric, Gas, Water, Cogeneration, Sanitary Services.  17.5%
  Communications by Phone, Television, Radio, Cable. . .   9.3%
  Real Estate Investment Trusts (REITS). . . . . . . . .   5.9%
  Depository Institutions. . . . . . . . . . . . . . . .   5.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 HOLDINGS (as of 12/31/01)
  U.S. Treasury Bond, 3.500% .. . . . . . . . . .  4.9%
  Federal Home Loan Mortgage Corp., #C60697 . . .  4.2%
  U.S. Treasury Bond, 5.375% .. . . . . . . . . .  3.7%
  Federal Home Loan Mortgage Corp. Gold, #C00TBA.  2.7%
  Federal Home Loan Mortgage Corp., #50964. . . .  1.5%
  Federal Home Loan Mortgage Corp., #C01210 . . .  1.4%
  Federal Home Loan Mortgage Corp., #C01184 . . .  1.4%
  FirstEnergy Corp., Series C . . . . . . . . . .  1.0%
  Shaw Communications Inc . . . . . . . . . . . .  1.0%
  Vodafone Group PLC. . . . . . . . . . . . . . .  1.0%

--------------------------------------------------------------------------------
-  CURRENT NET ASSETS: $209,711,120
-  EFFECTIVE DURATION: 4.73 YEARS
-  INCREASE IN NET ASSETS YTD: $135,318,540
-  AVERAGE MATURITY: 13.47 YEARS
-  PERCENTAGE INCREASE IN NET ASSETS YTD: 181.9%

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2001. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Fixed Income Fund is 5.00% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

  SHARES OR
PRINCIPAL AMOUNT                                                        VALUE
----------------                                                     -----------
CORPORATE BONDS (53.3%)
Amusement and Recreation Services (0.2%)
$   375,000  Premier Parks, Inc., 9.250%, due 04/01/2006. . . . . .  $   378,750
                                                                     -----------

Business Services (0.3%)
    600,000  AOL Time Warner Inc., 7.625%, due 04/15/2031 . . . . .      636,584
                                                                     -----------

Chemicals and Allied Products (0.5%)
    550,000  Airgas, Inc., 9.125%, due 10/01/2011 . . . . . . . . .      583,000
    365,000  Lyondell Chemical Co., Series A, 9.625%,
             due 05/01/2007 . . . . . . . . . . . . . . . . . . . .      369,562
                                                                     -----------
                                                                         952,562
                                                                     -----------

Communications by Phone, Television, Radio, Cable (9.3%)
    685,000  Airtouch Communications Inc., 6.650%,
             due 05/01/2008 . . . . . . . . . . . . . . . . . . . .      709,525
  1,055,000  AT&T Corp., 8.000%, 11/15/2031,
             (a) Cost - $1,043,669; Acquired - 11/15/2001 . . . . .    1,107,998
    940,000  AT&T Wireless Services Inc., 7.875%, due 03/01/2011. .    1,006,519
    990,000  AT&T Wireless Services Inc., 8.750%, due 03/01/2031. .    1,125,264
    525,000  Chancellor Media CCU, 8.000%, due 11/01/2008 . . . . .      547,313
    500,000  Charter Communications Holdings, LLC, 10.750%,
             due 10/01/2009 . . . . . . . . . . . . . . . . . . . .      530,000
    890,000  Clear Channel Communications, Inc., 6.000%,
             due 11/01/2006 . . . . . . . . . . . . . . . . . . . .      875,905
    475,000  Crown Castle International Corp., 9.375%,
             due 08/01/2011 . . . . . . . . . . . . . . . . . . . .      438,188
  1,000,000  Deutsche Telekom International Finance, Inc., 7.750%,
             due 06/15/2005 . . . . . . . . . . . . . . . . . . . .    1,083,658
  1,075,000  France Telecom SA, 7.200%, due 03/01/2006,
             (a) Cost - $1,129,718; Acquired - 08/21/2001 . . . . .    1,142,751
    200,000  Insight Midwest LLP, 10.500%, due 11/01/2010 . . . . .      217,000
    400,000  Nextel Communications, Inc., 9.375%, due 11/15/2009 ..      317,000
  1,010,000  Qwest Capital Funding Inc., 7.750%, due 02/15/2031  ..      971,785
    665,000  Qwest Capital Funding Inc., 5.875%, due 08/03/2004 . .      658,670
  1,000,000  Qwest Capital Funding Inc., 7.500%, due 11/01/2008 . .    1,012,480
  2,115,000  Shaw Communications Inc., 7.200%, due 12/15/2011 . . .    2,107,175
  1,000,000  Sprint Capital Corp., 5.875%, due 05/01/2004 . . . . .    1,024,300
    920,000  Sprint Capital Corp., 6.000%, due 01/15/2007 . . . . .      914,431
    475,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010. . . . . .      553,375
  1,875,000  Vodafone Group PLC, 7.750%, due 02/15/2010 . . . . . .    2,062,442
    990,000  WorldCom, Inc., 8.000%, due 05/15/2006 . . . . . . . .    1,054,803
                                                                     -----------
                                                                      19,460,582
                                                                     -----------

  SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                  -----------
Department Stores (0.2%)
$   400,000  Saks Incorporated, 7.500%, due 12/01/2010 . . . . .  $   326,000
                                                                  -----------

Depository Institutions (5.0%)
  1,925,000  Bank of Hawaii, 6.875%, due 06/01/2003. . . . . . .    1,995,850
  1,850,000  Credit Suisse First Boston USA Inc., 5.875%,
             due 08/01/2006. . . . . . . . . . . . . . . . . . .    1,883,816
    525,000  Dime Bancorp, Inc., 9.000%, due 12/19/2002. . . . .      551,905
    600,000  Petroleos Mexicanos, 6.500%, due 02/01/2005,
             (a) Cost - $598,230; Acquired - 08/15/2001. . . . .      613,500
    685,000  Popular North America Inc., 6.125%, due 10/15/2006.      674,384
    250,000  St. Paul Bancorp, Inc., 7.125%, due 02/15/2004. . .      264,817
    700,000  Sovereign Bancorp, Inc., 10.250%, due 05/15/2004. .      745,500
  1,250,000  Union Planters Bank, National Association,
             6.500%, due 03/15/2008. . . . . . . . . . . . . . .    1,212,021
    895,000  Union Planters Corporation, 7.750%, due 03/01/2011.      954,712
  1,185,000  Wachovia Corporation, 4.950%, due 11/01/2006. . . .    1,164,714
    475,000  Zions Bancorp., 6.950%, due 05/15/2011. . . . . . .      483,173
                                                                  -----------
                                                                   10,544,392
                                                                  -----------

Electric, Gas, Water, Cogeneration, Sanitary Services (17.5%)
  1,500,000  AES Eastern Energy, 9.000%, due 01/02/2017. . . . .    1,481,842
    505,000  AES Corp., 8.750%, due 12/15/2002 . . . . . . . . .      499,950
    800,000  Allegheny Energy Supply, 7.800%, due 03/15/2011,
             (a) Cost - $798,360; Acquired - 03/09/2001. . . . .      773,490
    500,000  Allied Waste North America, 8.875%,
             due 04/01/2008. . . . . . . . . . . . . . . . . . .      517,500
    800,000  Amerenergy Generating, Series C, 7.750%,
             due 11/01/2005. . . . . . . . . . . . . . . . . . .      848,465
    640,000  Baltimore Gas and Electric Company, 5.250%,
             due 12/15/2006 (a) Cost - $637,184;
             Acquired - 12/04/2001 . . . . . . . . . . . . . . .      627,452
  1,310,000  Calpine Corp., 8.500%, due 02/15/2011 . . . . . . .    1,192,100
    315,000  Cilcorp Inc., 8.700%, due 10/15/2009. . . . . . . .      314,072
  1,345,000  Cinergy Corp., 6.250%, due 09/01/2004 . . . . . . .    1,354,260
    300,000  CMS Energy Corp., 8.500%, due 04/15/2011. . . . . .      300,277
    410,000  Consolidated Edison, Inc., 6.450%, due 12/01/2007 .      417,279
    500,000  Detroit Edison Company, 5.050%, due 10/01/2005. . .      495,496
    925,000  Duke Energy Field Services, 5.750%, due 11/15/2006.      912,973
  1,200,000  East Coast Power LLC, 7.536%, due 06/30/2017. . . .    1,192,753
    167,596  East Coast Power LLC, 6.737%, due 03/31/2008. . . .      169,684

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


   SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                   -----------
Electric, Gas, Water, Cogeneration, Sanitary Services  (cont.)
$   645,000  Energy East Corporation, 5.750%, due 11/15/2006. . .  $   622,187
  2,190,000  FirstEnergy Corp., Series C, 7.375%, due 11/15/2031.    2,144,393
    550,000  Illinova Corporation, 7.125%, due 02/01/2004 . . . .      560,016
    930,000  Indiana Michigan Power Company, Series C, 6.125%,
             due 12/15/2006 . . . . . . . . . . . . . . . . . . .      926,724
    800,000  Kinder Morgan, Inc., 8.350%, due 09/15/2022. . . . .      838,620
    650,000  Kansas City Power & Light, 7.125%, due 12/15/2005. .      676,783
    935,000  MCN Investment Corp., 6.350%, due 04/02/2002 . . . .      936,865
    737,985  Mirant Mid-Atlantic LLC, Series B, 9.125%,
             due 06/30/2017 . . . . . . . . . . . . . . . . . . .      660,383
  1,250,000  Niagara Mohawk Power Co., Series G, 7.750%,
             due 10/01/2008 . . . . . . . . . . . . . . . . . . .    1,338,441
    745,000  Niagara Mohawk Power Co., 5.375%, due 10/01/2004 . .      748,706
  1,780,000  NRG Energy, Inc., 6.750%, due 07/15/2006 . . . . . .    1,699,521
  1,600,000  NRG Energy, Inc., 8.000%, due 11/01/2003 . . . . . .    1,646,677
  1,675,000  PacifiCorp, 7.700%, 11/15/2031 . . . . . . . . . . .    1,705,845
    900,000  Pinnacle West Capital Corp., 6.400%, due 04/01/2006.      905,261
    400,000  Pinnacle Partners, 8.830%, due 08/15/2004,
             (a) Cost - $400,000; Acquired - 08/02/2000 . . . . .      385,793
    590,000  Progress Energy, Inc., 5.850%, due 10/30/2008. . . .      577,829
  1,250,000  PSEG Energy Holdings, 9.125%, due 02/10/2004 . . . .    1,314,581
    900,000  PSEG Energy Holdings, 8.625%, due 02/15/2008 . . . .      915,805
    350,000  PSI Energy, Inc., 6.650%, due 06/15/2006,
             (a) Cost - $349,377; Acquired - 06/15/2001 . . . . .      347,785
    825,000  Sempra Energy, 6.950%, due 12/01/2005. . . . . . . .      845,193
    675,000  Sierra Pacific Resources, 8.750%, due 05/15/2005 . .      713,788
    255,000  Southern Natural Gas Company, 7.350%,
             due 02/15/2031 . . . . . . . . . . . . . . . . . . .      242,047
  1,040,000  Southwestern Public Service Company, Series B,
             5.125%, due 11/01/2006 . . . . . . . . . . . . . . .    1,023,598
  1,775,000  Tennessee Gas Pipeline, 7.000%, due 10/15/2028 . . .    1,612,410
  1,125,000  TXU Corp., Series J, 6.375%, due 06/15/2006. . . . .    1,134,219
    525,000  Waste Management, Inc., 7.125%, due 10/01/2007 . . .      536,746
    600,000  Williams Companies, Inc., 6.750%, due 01/15/2006 . .      607,382
                                                                   -----------
                                                                    36,765,191
                                                                   -----------

Electronic, Other Electrical Equipment, except Computers (0.1%)
    175,000  EchoStar Broadband Corp., 10.375%, due 10/01/2007. .      184,187
                                                                   -----------

Glass Containers (0.2%)
    525,000  Owens-Illionis, Inc., 7.850%, due 05/15/2004 . . . .      511,875
                                                                   -----------

Grocery Stores (0.4%)
    750,000  Albertson's, Inc., 7.250%, due 05/01/2013. . . . . .      791,641
                                                                   -----------

   SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                    ----------
Health Services (0.6%)
$   625,000  HCA, Inc., 8.750%, due 09/01/2010 . . . . . . . . . .  $  678,125
    275,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008 . . . . . .     287,375
    350,000  Matria Healthcare, Inc.,
             Series B, 11.000%, due 05/01/2008 . . . . . . . . . .     365,750
                                                                    ----------
                                                                     1,331,250
                                                                    ----------

Hotels, Other Lodging Places (0.3%)
    350,000  Park Place Entertainment, 8.875%, due 09/15/2008. . .     357,437
    310,000  Vail Resorts, Inc., 8.750%, due 05/15/2009,
             (a) Cost - $295,752; Acquired - 11/16/2001. . . . . .     302,250
                                                                    ----------
                                                                       659,687
                                                                    ----------

Insurance Carriers (1.8%)
    300,000  Delphi Financial Group, Inc., 8.000%, due 10/01/2003.     309,815
    850,000  Florida Windstrorm, Series MBIA, 6.850%,
             due 08/25/2007. . . . . . . . . . . . . . . . . . . .     892,273
    200,000  Horace Mann Educators, Inc., 6.625%,
             due 01/15/2006. . . . . . . . . . . . . . . . . . . .     203,229
  1,375,000  Protective Life US Funding Trust, 5.875%,
             due 08/15/2006, (a) Cost - $1,379,165;
             Acquired - 08/06/2001 & 08/28/2001. . . . . . . . . .   1,397,523
  1,000,000  RenaissanceRe Holdings Ltd., 7.000%, due 07/15/2008 .   1,011,054
                                                                    ----------
                                                                     3,813,894
                                                                    ----------

Measuring Instruments, Photo Goods, Watches (2.0%)
    725,000  Guidant Corporation, 6.150%, due 02/15/2006 . . . . .     733,717
  1,550,000  Raytheon Co., 7.900%, due 03/01/2003. . . . . . . . .   1,612,167
  1,000,000  Raytheon Co., 6.300%, due 03/15/2005. . . . . . . . .   1,032,381
    925,000  Universal Hospital Services, 10.250%, due 03/01/2008.     906,500
                                                                    ----------
                                                                     4,284,765
                                                                    ----------

Meat Packing Plants (0.2%)
    395,000  Smithfield Foods, Inc., 8.000%, due 10/15/2009,
             (a) Cost - $395,000; Acquired - 10/17/2001. . . . . .     408,825
                                                                    ----------

Metal Mining (0.1%)
    375,000  Murrin Murrin Holdings, 9.375%, due 08/31/2007. . . .     275,625
                                                                    ----------

Non-Depository Credit Institutions (0.7%)
    800,000  Fairfax Financial Holdings Limited, 7.375%,
             due 04/15/2018. . . . . . . . . . . . . . . . . . . .     455,315
    960,000  Gemstone Investors Ltd., 7.710%, due 10/31/2004,
             (a) Cost - $960,000; Acquired - 10/25/2001. . . . . .     933,735
                                                                    ----------
                                                                     1,389,050
                                                                    ----------

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

   SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                   ----------
Non-Durable Goods-Wholesale (0.6%)
$   700,000  Bergen Brunswig Corporation, 7.375%,
             due 01/15/2003 . . . . . . . . . . . . . . . . . . .  $  710,500
    375,000  Fisher Scientific International, Inc.,  9.000%,
             due 02/01/2008 . . . . . . . . . . . . . . . . . . .     386,250
    215,000  Terra Capital Inc., 12.875%, due 10/15/2008,
             (a) Cost - $213,775; Acquired - 10/03/2001 . . . . .     213,925
                                                                   ----------
                                                                    1,310,675
                                                                   ----------

Oil and Gas Extraction (0.4%)
    700,000  USX Corp., 9.625%, due 08/15/2003. . . . . . . . . .     762,456
                                                                   ----------

Paper and Allied Products (1.5%)
  1,000,000  Georgia-Pacific Corp., 7.500%, due 05/15/2006. . . .     995,732
    980,000  Georgia-Pacific Corp., 8.875%, due 05/15/2031. . . .     962,723
    500,000  Potlatch Corp., 6.250%, due 03/15/2002 . . . . . . .     502,544
    675,000  Riverwood International, 10.875%, due 04/01/2008 . .     688,500
                                                                   ----------
                                                                    3,149,499
                                                                   ----------

Personal Services (0.4%)
    850,000  Service Corp. International, 6.000%, due 12/15/2005.     743,750
     80,000  Stewart Enterprises, 10.750%, due 07/01/2008 . . . .      87,600
                                                                   ----------
                                                                      831,350
                                                                   ----------

Pipe Lines, except Natural Gas (1.1%)
  2,475,000  Dynergy-Roseton Danskamme,   7.670%,
             due 11/08/2016 . . . . . . . . . . . . . . . . . . .   2,004,490
  1,025,000  Osprey Trust, Inc., 8.310%, due 01/15/2003,
             (a) Cost - $822,625; Acquired - 11/14/2001 (c) . . .     210,125
                                                                   ----------
                                                                    2,214,615
                                                                   ----------

Printing, Publishing, and Allied Industries (0.4%)
    725,000  Quebecor Media, Inc., 11.125%, due 07/15/2011. . . .     777,563
                                                                   ----------

Railroad Transportation (0.4%)
    930,000  CSX Corporation, 6.750%, due 03/15/2011. . . . . . .     946,404
                                                                   ----------

Real Estate (0.1%)
    250,000  Regency Centers, LP, 7.400%, 04/01/2004. . . . . . .     261,013
                                                                   ----------

Real Estate Investment Trusts (REITS) (5.9%)
    685,000  Avalon Bay Communities, Inc.,   6.800%,
             due 07/15/2006 . . . . . . . . . . . . . . . . . . .     707,814

   SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                    -----------
Real Estate Investment Trusts (REITS) (cont.)
$   200,000  Corporate Property Investors, Inc., 9.000%,
             due 03/15/2002, (a) Cost - $219,360;
             Acquired - 03/17/1998 . . . . . . . . . . . . . . . .  $   202,083
  1,250,000  Corporate Property Investors, Inc., 6.750%,
             due 06/15/2005. . . . . . . . . . . . . . . . . . . .    1,289,488
  1,250,000  Duke Realty Corp., 7.375%, due 09/22/2005 . . . . . .    1,320,937
    690,000  EOP Operating Limited Partnership, 8.375%,
             due 03/15/2006. . . . . . . . . . . . . . . . . . . .      744,886
    455,000  ERP Operating Limited Partnership, 7.100%,
             due 06/23/2004. . . . . . . . . . . . . . . . . . . .      478,446
    343,000  Felcor Lodging, L.P., 8.500%, due 06/01/2011. . . . .      330,995
  1,040,000  Health Care REIT, Inc., 7.500%, due 08/15/2007. . . .    1,041,951
    770,000  Host Marriott LP, 9.500%, due 01/15/2007,
             (a) Cost - $770,000; Acquired - 12/06/2001. . . . . .      774,813
    350,000  iStar Financial Inc., 8.750%, due 08/15/2008. . . . .      350,677
    590,000  JDN Realty Corporation, 6.800%, due 04/01/2004. . . .      548,186
    500,000  Liberty Property, 6.970%, due 12/11/2003. . . . . . .      525,490
    920,000  Mack-Cali Realty L.P., 7.000%, due 03/15/2004 . . . .      958,632
    950,000  Post Apartment Homes, 6.850%, due 03/16/2015. . . . .      971,641
  1,100,000  Reckson Operating Partnership, 7.400%,
             due 03/15/2004. . . . . . . . . . . . . . . . . . . .    1,153,444
    895,000  Senior Housing Properties Trust, 8.625%,
             due 01/15/2012. . . . . . . . . . . . . . . . . . . .      908,425
                                                                    -----------
                                                                     12,307,908
                                                                    -----------

Residential Care (0.3%)
     670,000  Res-Care, Inc., 10.625%, due 11/15/2008,
              (a) Cost - $670,000; Acquired - 11/09/2001 . . . . .      670,000
                                                                    -----------

Security Brokers & Dealers (0.3%)
    500,000  Lehman Brothers Inc., 7.375%, due 01/15/2007. . . . .      530,325
                                                                    -----------

Textile Mill Products (0.2%)
    380,000  The William Carter Company, 10.875%, due 08/15/2011,
             (a) Cost - $377,161; Acquired - 08/08/2001. . . . . .      408,500
                                                                    -----------

Tobacco Products (0.9%)
    900,000  DIMON Incorporated, 9.625%, due 10/15/2011,
             (a) Cost - $926,513;
             Acquired - 10/25/2001 & 11/15/2001. . . . . . . . . .      936,000
    600,000  R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
             due 05/15/2003. . . . . . . . . . . . . . . . . . . .      622,967
    350,000  Universal Corp., 7.500%, due 01/26/2004 . . . . . . .      373,869
                                                                    -----------

                                                                      1,932,836
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


  SHARES OR
PRINCIPAL AMOUNT                                                           VALUE
----------------                                                       ------------
Transportation Equipment (1.4%)
$   170,000  Dana Corporation, 9.000%, due 08/15/2011,
             (a) Cost - $170,000; Acquired - 08/01/2001 . . . . . . .  $    158,308
    375,000  Dana Credit Corporation, 8.375%, due 08/15/2007,
             (a) Cost - $360,937; Acquired - 09/05/2001 . . . . . . .       347,793
  1,480,000  Ford Motor Company, 7.450%, due 07/16/2031 . . . . . . .     1,359,769
  1,055,000  Ford Motor Credit Company, 7.250%, due 10/25/2011. . . .     1,028,417
                                                                       ------------
                                                                          2,894,287
                                                                       ------------

             Total corporate bonds (cost $111,797,967). . . . . . . .   111,712,291
                                                                       ------------

INTERNATIONAL/YANKEE (U.S. $Denominated) (0.8%)
  1,000,000  PanAmerican Beverage, Inc., 8.125%, due 04/01/2003 . . .     1,024,615
    700,000  West Fraser Mill, 7.250%, due 09/15/2002,
             (a) Cost - $698,653;
             Acquired - 01/06/1997 & 04/30/1997 . . . . . . . . . . .       716,426
                                                                       ------------

             Total international/yankee (cost $1,699,122) . . . . . .     1,741,041
                                                                       ------------

MUNICIPAL BONDS (2.7%)
    290,000  Alaska Industrial Development &
             Export Authority Lease Revenue, 6.375%,
             due 05/01/2003 . . . . . . . . . . . . . . . . . . . . .       297,233
    500,000  All Saints Health System, Revenue, 9.000%,
             due 08/15/2024 . . . . . . . . . . . . . . . . . . . . .       540,135
    950,000  Atlanta & Fulton County, Georgia, Revenue, 7.000%,
             due 12/01/2028 . . . . . . . . . . . . . . . . . . . . .       971,869
  1,065,000  Azusa Pacific University California, Revenue, 7.250%,
             due 04/01/2009 . . . . . . . . . . . . . . . . . . . . .     1,126,131
    325,000  Decatur Texas Hospital Authority Hopital,
             Revenue 7.750%, due 09/01/2009 . . . . . . . . . . . . .       313,186
    595,000  Duarte California Certificate of Participation, 6.250%,
             due 04/01/2005 . . . . . . . . . . . . . . . . . . . . .       607,846
    198,500  Fort Worth Texas, Higher Education,
             Finance Corp., Revenue, 7.500%, due 10/01/2006 . . . . .       201,206
    300,000  Mississippi Development Special Revenue, 8.500%,
             due 12/01/2018 . . . . . . . . . . . . . . . . . . . . .       278,979
    685,000  Reeves County Texas Certificate of Participation,
             7.250%, due 06/01/2011 . . . . . . . . . . . . . . . . .       691,905

   SHARES OR
PRINCIPAL AMOUNT                                                         VALUE
----------------                                                       ----------
MUNICIPAL BONDS   (cont.)
$   575,000  Sisters of Providence Obligated Group, Revenue,
             7.470%, due 10/01/2007 . . . . . . . . . . . . . . . . .  $  614,031
                                                                       ----------
             Total municipal bonds (cost $5,564,883). . . . . . . . .   5,642,521
                                                                       ----------

ASSET BACKED SECURITIES (4.2%)
    920,000  Capital One Auto Finance Trust, 2001-B A4, 4.880%,
             due 09/16/2008 . . . . . . . . . . . . . . . . . . . . .     921,619
    800,000  Centex Home Equity, 2001-A A6, 6.250%,
             due 04/25/2031 . . . . . . . . . . . . . . . . . . . . .     808,029
  1,000,000  Centex Home Equity, 2001-C A4, 5.390%,
             due 02/25/2030 . . . . . . . . . . . . . . . . . . . . .     976,509
    500,000  Chase Funding Mortgage Loan, 99-2 IA2, 6.860%,
             due 12/26/2024 . . . . . . . . . . . . . . . . . . . . .     514,728
    600,000  Chase Funding Mortgage Loan, 2001-3 1A4, 5.602%,
             due 05/25/2027 . . . . . . . . . . . . . . . . . . . . .     593,680
    150,000  COMED Transitional Funding Trust, 98-1 A7, 5.740%,
             due 12/25/2010 . . . . . . . . . . . . . . . . . . . . .     152,202
    500,000  Contimortgage Home Equity Loan Trust, 98-2 A7,
             6.570%, due 03/15/2023 . . . . . . . . . . . . . . . . .     514,678
    400,000  First Union Lehman Brothers Commercial Mortgage Trust,
             97-C2 A2, 6.600%, due 05/18/2007 . . . . . . . . . . . .     419,125
    315,000  GMAC Mortgage Corporation Loan Trust,
             2001-HE4 A5, 5.680%, due 04/25/2027. . . . . . . . . . .     306,488
    900,000  Residential Asset Mortgage Products, Inc.,
             2001-RZ4 A4, 5.200%, due 03/25/2030. . . . . . . . . . .     853,312
    400,000  Residential Asset Securities Corporation, 2001-KS3 AI3,
             5.180%, due 08/25/2027 . . . . . . . . . . . . . . . . .     402,413
  1,250,000  Residential Asset Securities Corporation, 1999-KS4 AI4,
             7.220%, due 06/25/2028 . . . . . . . . . . . . . . . . .   1,306,746
    925,000  Residential Asset Securities Corporation, 2001-KS2,
             6.417%, due 02/25/2029 . . . . . . . . . . . . . . . . .     943,399
                                                                       ----------
             Total asset backed securities (cost $8,714,701). . . . .   8,712,928
                                                                       ----------

COLLATERALIZED MORTGAGE OBLIGATIONS (5.7%)
    796,922  Bank of America Mortgage Securities, 01-7A1, 6.750%,
             due 07/25/2031 . . . . . . . . . . . . . . . . . . . . .     814,490
  1,166,768  Bank of America Mortgage Securities, 01-81A1, 6.750%,
             due 08/25/2031 . . . . . . . . . . . . . . . . . . . . .   1,201,427
     57,466  Bank of America Mortgage Securities, 00-5A1, 7.750%,
             due 10/25/2030 . . . . . . . . . . . . . . . . . . . . .      58,058

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------

Schedule of Investments

December 31, 2001

  SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS  (cont.)
$   870,000  Countrywide Home Loans, 2001-1 AFG, 6.434%,
             due 07/25/2031 . . . . . . . . . . . . . . . . . .  $   892,904
  1,745,145  Morgan Stanley Dean Witter Capital, Inc.,
             2001-PPM A2, 6.400%, due 02/01/2031. . . . . . . .    1,801,975
    708,792  Mortgage Capital Funding, Inc., 1998 MC2 A1,
             6.325%, due 10/18/2007 . . . . . . . . . . . . . .      734,847
    461,067  Paine Webber Mortgage Acceptance Corp., 99-4 2B1,
             6.317%, due 01/28/2009 . . . . . . . . . . . . . .      474,217
    500,000  Paine Webber Mortgage Acceptance Corp., 96-M1 A2,
             6.900%, due 01/02/2012 . . . . . . . . . . . . . .      518,970
  1,505,000  Residential Asset Mortgage Products, Inc.,
             2001-RZ3 A4, 6.130%, due 03/25/2030. . . . . . . .    1,513,374
    487,000  Residential Asset Mortgage Products, Inc.,
             2001-RS2 AI3, 6.280%, due 05/25/2026 . . . . . . .      493,134
  1,100,000  Vanderbilt Mortgage Finance, 01-B A3, 5.825%,
             due 05/07/2017 . . . . . . . . . . . . . . . . . .    1,103,088
  1,275,000  Vende Mortgage Trust, 01-2 D, 6.750%,
             due 09/15/2019 . . . . . . . . . . . . . . . . . .    1,343,168
    979,875  Wells Fargo Mortgage Backed Securities Trust,
             2001-17 A8, 6.750%, due 08/25/2031 . . . . . . . .    1,000,918
                                                                 -----------
             Total collateralized mortgage obligations
             (cost $11,744,384) . . . . . . . . . . . . . . . .   11,950,570
                                                                 -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (25.5%)
    223,538  Federal Home Loan Mortgage Corp., #G00479,
             9.000%, due 04/01/2025 . . . . . . . . . . . . . .      242,677
  3,075,980  Federal Home Loan Mortgage Corp., #50964, 6.500%,
             due 05/01/2031 . . . . . . . . . . . . . . . . . .    3,084,438
  1,925,741  Federal Home Loan Mortgage Corp., #C52729,
             6.500%, due 06/01/2031 . . . . . . . . . . . . . .    1,931,037
     95,881  Federal Home Loan Mortgage Corp., #C53685,
             6.500%, due 07/01/2031 . . . . . . . . . . . . . .       96,145
  8,991,868  Federal Home Loan Mortgage Corp., #C60697,
             6.000%, due 11/01/2031 . . . . . . . . . . . . . .    8,816,526
         54  Federal Home Loan Mortgage Corp., #C35364,
             7.500%, due 01/01/2030 . . . . . . . . . . . . . .           56
     78,002  Federal Home Loan Mortgage Corp., PC Gold,
             #C28063, 6.500%, due 07/01/2029. . . . . . . . . .       78,435
  1,943,387  Federal Home Loan Mortgage Corp., #C01197,
             6.500%, due 07/01/2031 . . . . . . . . . . . . . .    1,948,731
  5,800,000  Federal Home Loan Mortgage Corp. Gold, #C00TBA,
             6.000%, due 01/01/2032 (b) . . . . . . . . . . . .    5,682,190

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                 -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (cont.)
$ 2,925,286  Federal Home Loan Mortgage Corp., #C01210,
             6.500%, due 08/01/2031 . . . . . . . . . . . . . .  $ 2,933,331
  2,883,724  Federal Home Loan Mortgage Corp., #C01184,
             6.500%, due 06/01/2031 . . . . . . . . . . . . . .    2,891,654
  1,887,472  Federal National Mortgage Assn., #609583, 6.000%,
             due 11/01/2031 . . . . . . . . . . . . . . . . . .    1,848,779
     35,581  Federal National Mortgage Assn., #250758, 7.000%,
             due 11/01/2026 . . . . . . . . . . . . . . . . . .       39,515
     52,874  Federal National Mortgage Assn., #250307, 7.500%,
             due 07/01/2025 . . . . . . . . . . . . . . . . . .       55,045
    100,000  Federal National Mortgage Assn., #199463, 7.000%,
             due 04/25/2024 . . . . . . . . . . . . . . . . . .      100,205
    706,650  Federal National Mortgage Assn., #1999T2, 7.500%,
             due 01/19/2031 . . . . . . . . . . . . . . . . . .      751,766
  1,700,000  Government National Mortgage Assn., #1998-19A,
             6.500%, due 10/20/2020 . . . . . . . . . . . . . .    1,726,274
  7,865,000  U.S. Treasury Bond, 5.375%, due 02/15/2031 . . . .    7,756,864
 10,665,000  U.S. Treasury Bond, 3.500%, due 11/15/2006 . . . .   10,284,228
    555,000  U.S. Treasury Note, 2.750%, due 09/30/2003 . . . .      554,393
  1,675,000  U.S. Treasury Note, 3.625%, due 08/31/2003 . . . .    1,699,080
    930,000  U.S. Treasury Note, 5.000%, due 08/15/2011 . . . .      927,966
                                                                 -----------
             Total U.S. government and agency obligations
             (cost $53,696,146) . . . . . . . . . . . . . . . .   53,449,335
                                                                 -----------

PREFERRED STOCK (0.8%)
Depository Institutions (0.8%)
  1,570,000  Dresdner Funding Trust, 8.151%, due 06/30/2031,
             (a) Cost - $1,735,353;
             Acquired - 07/26/2001 & 11/06/2001 . . . . . . . .    1,680,183
                                                                 -----------

Measuring Instruments, Photo Goods, Watches (0.0%)
      2,965  River Holding Corp., Series B, PIK (b), 11.500%. .       26,315
                                                                 -----------

             Total preferred stock (cost $1,944,221). . . . . .    1,706,498
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                -------------
SHORT-TERM INVESTMENTS (8.7%)
 12,460,000  Nations Treasury Reserve. . . . . . . . . . . .    $ 12,460,000
$ 5,798,154  WestDeutsche Landesbank CP, 1.910%. . . . . . .       5,798,154
                                                                -------------

             Total short-term investments (cost $18,258,154)      18,258,154
                                                                -------------

Total investments (cost $213,419,578) (101.7%). . . . . . . . .   213,173,338
                                                                -------------
Liabilities, less other assets (-1.7%) . . . . . . . . . . . .    (3,462,218)
                                                                -------------
Total net assets (100.0%) . . . . . . . . . . . . . . . . . . .  $209,711,120
                                                                =============

-------------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b)  PIK-Payment In Kind.
     TBA-To Be Announced.
(c)  Security in default.

   The accompanying notes are an integral part of these financial statements.

Noted to Financial Statements
--------------------------------------------------------------------------------

December 31, 2001


1. Organization

     Conseco Fund Group (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments. Eight series ("Funds"), each with its own investment objective and investment policies are included in this report. The Funds are the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. The Conseco Equity, Conseco Balanced, and Conseco Fixed Income Funds became operational and available for sale on January 2, 1997. The Conseco 20 and Conseco High Yield Funds commenced operations on January 1, 1998. The Conseco Convertible Securities Fund became operational and available for sale on September 28, 1998. The Conseco Science & Technology Fund and Conseco Large-Cap Fund commenced operations on July 1, 2000.

     Each one of the Funds has a distinct investment strategy. The Conseco Science & Technology Fund invests in companies the Adviser believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Conseco 20 Fund concentrates its investments in a core position of approximately 20 to 30 common stocks believed to have above-average growth prospects. The Conseco Equity Fund invests in selected equity securities and other securities having the investment characteristics of common stocks. The Conseco Large-Cap Fund invests in larger, well-established companies. The Conseco Balanced Fund invests in several asset classes including debt securities, equity securities and money-market instruments. The Conseco Convertible Securities Fund invests primarily in below-investmentgrade securities that are convertible into common stock. The Conseco High Yield Fund invests primarily in below-investment-grade securities, commonly known as "junk bonds" or high-yield securities. The Conseco Fixed Income Fund invests primarily in investment-grade debt securities.

     The Funds offer four classes of shares: Class A, Class B, Class C and Class
Y. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the offering price or net asset value at the time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Funds are authorized to issue an unlimited number of shares.

     Class B shares have a contingent-deferred sales charge for redemptions occurring within six years of their purchase. The contingent-deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares that are held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent-deferred sales charge. The contingent-deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

2. Significant Accounting Policies

Security Valuation, Transactions, and Related Investment Income

     The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. All Funds may invest in U.S.-dollar-denominated, corporate-debt securities of domestic issuers, and all Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S. dollar denominated.

     The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

                                                       MARKET        % OF
           FUND                            COST         VALUE     NET ASSETS
           ----                         -----------  -----------  -----------
CONSECO BALANCED - BONDS . . . . . . .  $ 2,391,626  $ 2,155,044        2.42%
CONSECO CONVERTIBLE SECURITIES - BONDS   13,041,160   12,753,435       36.15%
CONSECO HIGH YIELD - BONDS . . . . . .   16,541,673   16,399,342       14.38%
CONSECO FIXED INCOME - BONDS . . . . .   13,215,479   12,679,075        6.05%
CONSECO FIXED INCOME - PREFERRED STOCK    1,735,353    1,680,183        0.80%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc. ("the Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Funds, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust ("Trustees").

     In each Fund of the Trust, Fund securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Fund securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------

Dividends to Shareholders

     Dividends from the Conseco Convertible Securities, Conseco High Yield and Conseco Fixed Income Funds will be declared and distributed monthly. Dividends from the Conseco Balanced Fund will be declared and distributed quarterly. Dividends from the Conseco Science & Technology, Conseco 20, Conseco Equity and Conseco Large-Cap Funds will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals. Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gain (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund or Funds to which such gains are attributable.

Organization Costs

     Costs incurred by all Funds, except the Conseco Science & Technology, Conseco Large-Cap and Conseco Convertible Securities Funds, in connection with their organization and public offering of shares totaling $461,794 have been deferred and will be amortized over a period of approximately five years beginning with the initial date of sale of shares to the public. Such costs were advanced by Conseco and were reimbursed by the Funds. The proceeds of any redemption of the initial shares (purchased by subsidiaries of Conseco) by any holder thereof will be reduced by any unamortized organization costs in the same proportion as the number of initial shares being redeemed to the number of initial shares outstanding at the time of such redemption.

Federal Income Taxes

     For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income and net capital gains to their shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Expenses

     Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

Premium/Discount Amortization

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). The Guide is effective for annual financial statements for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to amortize premium and discount on all fixed-income securities using the interest method. Prior to the adoption of the provisions of the guide, the Balanced Fund, High Yield Fund and Fixed Income Fund used the straight line method to amortize premium.

     Effective January 1, 2001, the Balanced Fund, High Yield Fund and Fixed Income Fund have adopted the provisions of the Guide. The effect of adopting and applying the provisions of the Guide has not resulted in adjustments to the Funds' net assets reported in the financial statements. Rather, the cumulative effect of the change has been reflected as an adjustment to the amount of amortized cost of debt securities held as of the beginning of the year based on retroactive computation of premium and discount from the initial acquisition date of each security. The effect of the change for the current year on net investment income, net realized and unrealized gains and losses have been reflected in the financial statements. For the year ended December 31, 2001, the cumulative effect of these changes for the beginning of the year ended December 31, 2001 and the effect on the current year are as follows:

                CUMULATIVE EFFECT     EFFECT ON CURRENT    EFFECT ON CURRENT    EFFECT ON CURRENT
                  OF CHANGE TO            YEAR NET         YEAR NET REALIZED     YEAR UNREALIZED
FUNDS          COST OF INVESTMENTS    INVESTMENT INCOME       GAIN (LOSS)          GAIN (LOSS)
              ---------------------  -------------------  -------------------  -------------------
Balanced           $    (10,944)        $    (10,944)           $    2,620           $    8,324
Fixed Income            (71,760)             (71,760)               51,370               20,390
High Yield              (48,591)             (48,591)               33,551               15,040

3. Agreements with Subsidiaries of Conseco

Investment Advisory Agreement

     The Adviser supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The following summarizes the total fees incurred for such services for the year ended December 31, 2001:

       FUND                      GROSS AMOUNT     WAIVER
       ----                     -------------  ----------
CONSECO SCIENCE & TECHNOLOGY .  $     220,356  $ (95,616)
CONSECO 20 . . . . . . . . . .      1,099,654          -
CONSECO EQUITY . . . . . . . .        991,984   (142,531)
CONSECO LARGE-CAP .. . . . . .        157,895   (103,682)
CONSECO BALANCED . . . . . . .        584,843   (147,436)
CONSECO CONVERTIBLE SECURITIES        419,215   (170,570)
CONSECO HIGH YIELD . . . . . .        708,590   (213,373)
CONSECO FIXED INCOME . . . . .        629,522   (282,001)

Noted to Financial Statements
--------------------------------------------------------------------------------

December 31, 2001


     Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 1.00% of the average daily net asset value of the Conseco Science & Technology Fund, 0.70% of the average daily net asset value of the Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced and Conseco High Yield Funds, 0.85% of the average daily net asset value of the Conseco Convertible Fund, and 0.45% of the average daily net asset value of the Conseco Fixed Income Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries. The Adviser has entered into Subadviser agreements for the management of the investments in the Conseco Science & Technology Fund, Conseco 20 Fund, the Conseco Equity Fund, Conseco Large-Cap Fund and the Conseco Balanced Fund. The Investment Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Conseco Science & Technology Fund and the Conseco 20 Fund is Oak Associates ltd. The Subadviser for the Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund is Chicago Equity Partners, LLC. The Adviser has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets on an annual basis exceeds the following:

          FUND                  CLASS A   CLASS B   CLASS C   CLASS Y
          ----                  --------  --------  --------  --------
CONSECO SCIENCE & TECHNOLOGY .     1.75%     2.25%     2.25%     1.25%
CONSECO 20 . . . . . . . . . .     1.75%     2.25%     2.25%     1.25%
CONSECO EQUITY . . . . . . . .     1.50%     2.00%     2.00%     1.00%
CONSECO LARGE-CAP .. . . . . .     1.50%     2.00%     2.00%     1.00%
CONSECO BALANCED . . . . . . .     1.50%     2.00%     2.00%     1.00%
CONSECO CONVERTIBLE SECURITIES     1.55%     2.05%     2.05%     1.05%
CONSECO HIGH YIELD . . . . . .     1.40%     1.90%     1.90%     0.90%
CONSECO FIXED INCOME . . . . .     1.10%(a)  1.60%     1.60%     0.60%

----------------

(a) Class A rate change effective May 1, 2001. Prior to this date rate was 1.25%

     The Adviser may discontinue these contractual limits at any time after April 30, 2002. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement any fund expenses including initial organizational costs, waived or reimbursed after May 1, 2000, may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                     CONSECO                                        CONSECO      CONSECO   CONSECO
                     SCIENCE &    CONSECO   CONSECO     CONSECO     CONVERTIBLE  HIGH      FIXED
                     TECHNOLOGY   EQUITY    LARGE-CAP   BALANCED    SECURITIES   YIELD     INCOME
YEAR OF EXPIRATION   FUND         FUND      FUND        FUND        FUND         FUND      FUND
------------------  -----------  --------  ----------  ---------  ------------  --------  --------
December 31, 2003   $    76,522  $      -  $   72,412  $ 144,081  $    132,975  $204,877  $124,610
December 31, 2004        95,616   142,531     103,682    147,436       170,570   213,373   282,001

Administration Agreement

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2002. The following summarizes the total fees incurred for such services for the year ended December 31, 2001:

      FUND                        AMOUNT
      ----                       --------
CONSECO SCIENCE & TECHNOLOGY .  $ 44,071
CONSECO 20 . . . . . . . . . .   314,187
CONSECO EQUITY . . . . . . . .   283,424
CONSECO LARGE-CAP. . . . . . .    45,113
CONSECO BALANCED . . . . . . .   167,098
CONSECO CONVERTIBLE SECURITIES    98,639
CONSECO HIGH YIELD . . . . . .   202,454
CONSECO FIXED INCOME . . . . .   279,787

Distribution Arrangements

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Fund pursuant to a Principal Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

     The Trust has adopted Distribution and Service Plans (the "Plans"), dated March 28, 1997 for Class A shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and December 31, 1997 for Class B and Class C shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and Class A, Class B and Class C shares for the Conseco 20, Conseco Convertible Securities and Conseco High Yield Funds; and July 1, 2000 for Class A, Class B and Class C shares for the Conseco Science & Technology and Conseco Large-Cap Funds in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for account maintenance provided to existing Class A, Class B and Class C shareholders. The Conseco Science and Technology, Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, Conseco Convertible Securities and Conseco High Yield Funds' Plans authorize payments to the Distributor up to 0.50%, and beginning May 1, 2001, the Conseco Fixed Income Fund's Plan authorizes payments to the Distributor up to 0.50%, changed from 0.65%, annually of the Fund's average daily net assets attributable to its Class A shares. Class B and Class C share's Plan authorizes payments to the Distributor up to 1.00% annually for each Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs. The following summarizes the total fees incurred for such services for Class A, Class B and Class C shares for the year ended December 31, 2001:

FUND                              AMOUNT
------------------------------  ----------
CONSECO SCIENCE & TECHNOLOGY .  $  138,760
CONSECO 20 . . . . . . . . . .   1,213,688
CONSECO EQUITY . . . . . . . .     436,868
CONSECO LARGE-CAP. . . . . . .     159,495
CONSECO BALANCED . . . . . . .     547,317
CONSECO CONVERTIBLE SECURITIES     374,999
CONSECO HIGH YIELD . . . . . .     805,574
CONSECO FIXED INCOME . . . . .     788,154

                                                              CONSECO FUND GROUP
                                                              2001 Annual Report
--------------------------------------------------------------------------------


4. Investment Transactions

     The aggregate cost of purchases and the aggregate proceeds from sales of investments for the year ended December 31, 2001 are shown below:

                                 CONSECO        CONSECO      CONSECO       CONSECO      CONSECO         CONSECO         CONSECO
                                SCIENCE &         20          EQUITY      LARGE-CAP     BALANCED      CONVERTIBLE     HIGH YIELD
                             TECHNOLOGY FUND     FUND          FUND         FUND          FUND       SECURITIES FUND     FUND
                             ---------------  -----------  ------------  -----------  ------------  ----------------  -----------
Purchases:  U.S. Government .                 $      - $-  $          -  $         -  $ 63,881,399  $              -            -
            Other . . . . . .     25,786,318   48,568,999   172,925,106   18,782,815   146,321,396       136,885,442  207,567,090
Sales:      U.S. Government .              -            -             -            -    60,584,883                 -            -
            Other . . . . . .      8,097,560   11,873,137   167,625,590   21,866,077   114,426,146       160,444,100  186,330,453

                                  CONSECO
                               FIXED INCOME
                                   FUND
                               -------------
Purchases:  U.S. Government .  $ 455,608,392
            Other . . . . . .    613,044,980
Sales:      U.S. Government .    409,779,018
            Other . . . . . .    538,282,331


5. Federal Income Taxes

     The following information for the Conseco Fund Group is presented on an income tax basis as of December 31, 2001:

                                                 CONSECO          CONSECO        CONSECO       CONSECO       CONSECO
                                                SCIENCE &           20           EQUITY       LARGE-CAP      BALANCED
                                             TECHNOLOGY FUND       FUND           FUND           FUND          FUND
                                            ----------------  -------------  -------------  ------------  -------------
Cost of investments(a) . . . . . . . . . .  $     43,432,731    267,936,723   $138,663,583    24,236,872   $91,704,221
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation. . . . . . .         1,114,570        292,592     14,405,144       418,830     2,638,129
Gross unrealized depreciation. . . . . . .       (19,931,428)  (136,840,341)    (6,335,233)   (2,891,013)   (6,108,463)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  on investments . . . . . . . . . . . . .  $    (18,816,858)  (136,547,749)  $  8,069,911   $(2,472,183)  $(3,470,334)
-----------------------------------------------------------------------------------------------------------------------
Distributable ordinary income. . . . . . .  $              -              -   $     33,621   $         -   $    55,217
Distributable long-term gains or .                         -              -              -             -             -


                                               CONSECO                       CONSECO
                                             CONVERTIBLE      CONSECO         FIXED
                                             SECURITIES     HIGH YIELD       INCOME
                                                FUND           FUND           FUND
                                            ------------  -------------  --------------

Cost of investments(a) . . . . . . . . . .  $ 37,883,899    121,841,347   $214,416,881
---------------------------------------------------------------------------------------
Gross unrealized appreciation. . . . . . .     1,972,214      4,199,804      3,531,396
Gross unrealized depreciation. . . . . . .    (4,569,695)   (14,469,483)    (4,774,939)
---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  on investments . . . . . . . . . . . . .  $ (2,597,481)  $(10,269,679)  $ (1,243,543)
---------------------------------------------------------------------------------------
Distributable ordinary income. . . . . . .  $          -   $     16,551   $    201,593
Distributable long-term gains or .                     -              -              -

----------------

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

Noted to Financial Statements
--------------------------------------------------------------------------------

December 31, 2001

The tax components of dividends paid during the year ended December 31, 2001 were as follows:

                                          CONSECO        CONSECO    CONSECO    CONSECO     CONSECO        CONSECO
                                         SCIENCE &          20       EQUITY   LARGE-CAP    BALANCED     CONVERTIBLE
                                      TECHNOLOGY FUND      FUND       FUND       FUND        FUND     SECURITIES FUND
                                      ----------------  ----------  --------  ----------  ----------  ---------------
Ordinary Income dividends. . . . . .  $              -  $        -  $157,781  $        -  $1,893,116  $      1,513,332
Long-term capital gain distributions                 -           -         -           -           -         1,716,108


                                        CONSECO       CONSECO
                                      HIGH YIELD   FIXED INCOME
                                         FUND          FUND
                                     ------------  -------------
Ordinary Income dividends. . . . . .  $10,130,707  $   9,525,023
Long-term capital gain distributions            -              -

As of December 31, 2001, the following Funds have capital loss carryforwards available to offset capital gains, if any, in the future:

          FUND                  AMOUNT     EXPIRES
          ----                -----------  -------
Conseco Science & Technology  $ 1,075,375     2008
Conseco Science & Technology   13,751,410     2009
Conseco 20 . . . . . . . . .   77,079,381     2009
Conseco Equity . . . . . . .   46,604,588     2009
Conseco Large Cap. . . . . .      146,019     2008
Conseco Large Cap. . . . . .    8,645,847     2009

          FUND                     AMOUNT    EXPIRES
          ----                  -----------  -------
Conseco Balanced . . . . . . .  $ 8,964,698     2009
Conseco Convertible Securities    7,692,525     2009
Conseco High Yield . . . . . .      687,761     2006
Conseco High Yield . . . . . .    1,841,847     2007
Conseco High Yield . . . . . .   11,314,158     2008
Conseco High Yield . . . . . .    6,618,233     2009

The Conseco Fixed Income Fund utilized $1,557,399 of its capital loss carryforward to offset realized gains during 2001.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following portfolios had post-October losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2002.

          FUND                   AMOUNT
          ----                -----------
Conseco Science & Technology  $3,727,084
Conseco Equity . . . . . . .     938,357
Conseco Large Cap. . . . . .     415,409

          FUND                    AMOUNT
          ----                  ----------
Conseco Balanced . . . . . . .  $1,685,791
Conseco Convertible Securities   1,554,527
Conseco High Yield . . . . . .     597,246
Conseco Fixed Income . . . . .   1,855,546

                                [GRAPHIC OMITTED]

Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the year or period ended December 31


                                              CONSECO  SCIENCE
CLASS A SHARES                               & TECHNOLOGY FUND               CONSECO 20 FUND                CONSECO EQUITY FUND
                                            --------------------  ----------------------------------------  --------------------
                                              2001     2000 (f)     2001       2000       1999      1998       2001       2000
                                            --------------------  ----------------------------------------  --------------------
Net asset value per share,
  beginning of period. . . . . . . . . . .  $   6.94   $  10.00   $  11.76   $  20.68   $ 12.80   $ 10.00   $    9.86   $ 16.27
Income from investment operations (a):
  Net investment income (loss) . . . . . .     (0.04)     (0.05)     (0.08)     (0.28)    (0.18)    (0.02)      (0.01)    (0.13)
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments . . . .     (3.89)     (3.01)     (5.56)     (5.22)     9.19      2.82       (1.06)     0.40
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations. . . . . . . . . .     (3.93)     (3.06)     (5.64)     (5.50)     9.01      2.80       (1.07)     0.27
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income .. . . . . . . . . .         -          -          -          -         -         -           -         -
  Distributions of net realized gains  . .         -          -          -      (3.42)    (1.13)        -    (0.00)(h)    (6.68)
--------------------------------------------------------------------------------------------------------------------------------
  Total distributions .. . . . . . . . . .         -          -          -      (3.42)    (1.13)        -       (0.00)    (6.68)
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share,
    end of period. . . . . . . . . . . . .  $   3.01   $   6.94   $   6.12   $  11.76   $ 20.68   $ 12.80   $    8.79   $  9.86
--------------------------------------------------------------------------------------------------------------------------------
  Total return (b)(c)(d) . . . . . . . . .   (56.63%)   (30.60%)   (47.96%)   (25.67%)    70.40%    28.00%    (10.93%)     4.97%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period. . . . . . . . . . . . .  $ 16,077   $ 19,850   $ 23,948   $ 33,439   $53,463   $33,845   $  14,268   $15,210
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement . . . . .      2.18%      2.17%      1.67%      1.51%     1.70%     2.15%       1.60%     1.47%
    After expense reimbursement . .. . . .      1.75%      1.75%      1.67%      1.51%     1.68%     1.75%       1.50%     1.47%
  Ratio of net investment income (loss)
    to average net assets (b)(e) . . . . .    (1.50%)    (1.23%)    (1.19%)    (1.14%)   (1.02%)   (0.22%)     (0.08%)   (0.80%)



CLASS A SHARES                                   CONSECO EQUITY FUND      CONSECO LARGE-CAP FUND
                                            ----------------------------  ----------------------
                                              1999      1998      1997      2001       2000(f)
                                            ----------------------------  ----------------------
Net asset value per share,
  beginning of period. . . . . . . . . . .  $ 12.55   $ 11.07   $ 10.00   $   8.43   $    10.00
Income from investment operations (a):
  Net investment income (loss) . . . . . .    (0.14)        -     (0.04)     (0.06)           -
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments . . . .     7.18      1.79      2.33      (1.77)       (1.57)
------------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations. . . . . . . . . .     7.04      1.79      2.29      (1.83)       (1.57)
------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income .. . . . . . . . . .        -     (0.01)        -          -            -
  Distributions of net realized gains  . .    (3.32)    (0.30)    (1.22)         -            -
------------------------------------------------------------------------------------------------
  Total distributions .. . . . . . . . . .    (3.32)    (0.31)    (1.22)         -            -
------------------------------------------------------------------------------------------------
  Net asset value per share,
    end of period. . . . . . . . . . . . .  $ 16.27   $ 12.55   $ 11.07   $   6.60     $   8.43
------------------------------------------------------------------------------------------------
  Total return (b)(c)(d) . . . . . . . . .    56.21%    16.11%    22.90%   (21.71%)     (15.70%)
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period. . . . . . . . . . . . .  $29,480   $26,203   $ 4,877   $  9,417     $ 13,737
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement . . . . .     1.66%     2.10%     4.85%      1.96%        2.06%
    After expense reimbursement . .. . . .     1.50%     1.50%     1.50%      1.50%        1.50%
  Ratio of net investment income (loss)
    to average net assets (b)(e) . . . . .   (0.83%)        -    (0.35%)    (0.80%)      (0.16%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.75% for the Conseco Science & Technology and Conseco 20, 1.50% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 1.55% for the Conseco Convertible Securities, 1.40% for the Conseco High Yield and 1.10% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2002.
(c) Total return figures do not include sales charges; results would be lower if sales charges were included.

                                                                                                             CONSECO FUND GROUP
                                                                                                             2001 Annual Report
---------------------------------------------------------------------------------------------------------------------------------


            CONSECO BALANCED FUND                  CONSECO CONVERTIBLE SECURITIES FUND              CONSECO HIGH YIELD FUND
-----------------------------------------------  ---------------------------------------  ----------------------------------------
  2001      2000      1999      1998      1997      2001       2000      1999    1998(g)     2001      2000       1999      1998
-----------------------------------------------  ---------------------------------------  ----------------------------------------
  11.08   $ 13.51   $ 11.69   $ 10.73   $ 10.00   $  11.80   $ 14.93   $ 11.00   $ 10.00   $  8.20   $  10.00   $ 10.00   $ 10.00

   0.25      0.28      0.22      0.30      0.28       0.30      0.43      0.46      0.10      0.79       0.81      1.00      0.76

  (0.96)     0.64      3.18      1.03      1.43      (1.63)    (1.08)     3.89      1.00     (0.41)     (1.83)    (0.13)    (0.10)
----------------------------------------------------------------------------------------------------------------------------------

  (0.71)     0.92      3.40      1.33      1.71      (1.33)    (0.65)     4.35      1.10      0.38      (1.02)     0.87      0.66
----------------------------------------------------------------------------------------------------------------------------------

  (0.24)    (0.25)    (0.23)    (0.24)    (0.27)     (0.36)    (0.36)    (0.27)    (0.10)    (0.82)     (0.78)    (0.87)    (0.66)
      -     (3.10)    (1.35)    (0.13)    (0.71)     (0.49)    (2.12)    (0.15)        -         -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------
  (0.24)    (3.35)    (1.58)    (0.37)    (0.98)     (0.85)    (2.48)    (0.42)    (0.10)    (0.82)     (0.78)    (0.87)    (0.66)
----------------------------------------------------------------------------------------------------------------------------------

  10.13   $ 11.08   $ 13.51   $ 11.69   $ 10.73   $   9.62   $ 11.80   $ 14.93   $ 11.00   $  7.76   $   8.20   $ 10.00   $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
 (6.37%)     7.29%    29.44%    12.45%    17.19%   (11.27%)   (3.56%)    40.12%    11.04%     4.78%   (10.74%)     9.03%     6.56%
----------------------------------------------------------------------------------------------------------------------------------

 22,802   $24,311   $31,932   $26,064   $ 1,076   $  4,482   $15,022   $22,927   $27,611   $27,712   $ 19,689   $42,591   $28,199

  1.68%      1.74%     1.96%     2.26%    12.44%      1.90%     1.70%     1.95%     2.12%     1.61%      1.58%     1.66%     2.12%
  1.50%      1.50%     1.50%     1.50%     1.50%      1.55%     1.55%     1.55%     1.55%     1.40%      1.40%     1.40%     1.40%

  2.43%      1.92%     1.87%     2.66%   (2.50%)      3.15%     2.49%     2.11%     3.80%     9.95%      8.43%     8.93%     7.76%


             CONSECO FIXED INCOME FUND
-------------------------------------------------
    2001      2000      1999      1998     1997
-------------------------------------------------
  $  9.94   $  9.60   $ 10.21   $ 10.13   $10.00

     0.55      0.62      0.63      0.55     0.66

     0.30      0.33     (0.65)     0.20     0.18
-------------------------------------------------

     0.85      0.95     (0.02)     0.75     0.84
-------------------------------------------------

    (0.55)    (0.61)    (0.56)    (0.55)   (0.58)
    (0.10)        -     (0.03)    (0.12)   (0.13)
-------------------------------------------------
    (0.65)    (0.61)    (0.59)    (0.67)   (0.71)
-------------------------------------------------

  $ 10.14   $  9.94   $  9.60   $ 10.21   $10.13
-------------------------------------------------
     8.66%    10.30%   (0.27%)     7.57%    8.66%
-------------------------------------------------

  $65,303   $32,693   $30,681   $30,684   $  153

     1.33%     1.44%     1.64%     1.94%   13.67%
     1.13%     1.25%     1.25%     1.25%    1.25%

     5.44%     6.42%     5.69%     5.28%    5.51%

(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.
(f)  Period from July 1, 2000 (commencement of operations) through December 31,2000.
(g)  Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(h)  Amount calculated is less than $0.005 per share.

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the year or period ended December 31


                                           CONSECO SCIENCE
                                          & TECHNOLOGY FUND               CONSECO 20 FUND                 CONSECO EQUITY FUND
                                         --------------------  ----------------------------------------  --------------------
CLASS B SHARES                             2001     2000 (f)     2001       2000       1999    1998(g)      2001       2000
                                         --------------------  ----------------------------------------  --------------------
Net asset value per share,
  beginning of period . . . . . . . . .  $   6.93   $  10.00   $  11.48   $  20.40   $ 12.71   $ 11.21   $    9.63   $ 16.13
Income from investment operations (a):
  Net investment income (loss). . . . .     (0.07)     (0.05)     (0.13)     (0.39)    (0.10)    (0.07)      (0.05)    (0.20)
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments .. .     (3.88)     (3.02)     (5.40)     (5.11)     8.94      1.57       (1.04)     0.38
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations . . . . . . . .     (3.95)     (3.07)     (5.53)     (5.50)     8.84      1.50       (1.09)     0.18
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income . . . . . . . . .         -          -          -          -         -         -           -         -
  Distributions of net realized gains .         -          -          -      (3.42)    (1.15)        -    (0.00)(m)    (6.68)
-----------------------------------------------------------------------------------------------------------------------------
  Total distributions . . . . . . . . .         -          -          -      (3.42)    (1.15)        -       (0.00)    (6.68)
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share,
    end of period . . . . . . . . . . .  $   2.98   $   6.93   $   5.95   $  11.48   $ 20.40   $ 12.71   $    8.54   $  9.63
-----------------------------------------------------------------------------------------------------------------------------
  Total return (b)(c)(d). . . . . . . .   (57.00%)   (30.70%)   (48.17%)   (25.99%)    69.56%    13.38%    (11.30%)     4.44%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period . . . . . . . . . . .  $  2,348   $  4,699   $ 46,136   $ 89,044   $71,233   $ 7,270   $  22,075   $19,621
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement. . . .      2.68%      2.67%      2.17%      2.01%     2.20%     2.73%       2.10%     1.97%
    After expense reimbursement . . . .      2.25%      2.25%      2.17%      2.01%     2.18%     2.25%       2.00%     1.97%
  Ratio of net investment income (loss)
    to average net assets (b)(e). . . .    (2.00%)    (1.73%)    (1.69%)    (1.64%)   (1.52%)   (0.78%)     (0.58%)   (1.30%)



                                        CONSECO EQUITY FUND  CONSECO LARGE-CAP FUND
                                         ------------------  ---------------------
CLASS B SHARES                             1999    1998(h)      2001       2000(f)
                                         ------------------  ---------------------
Net asset value per share,
  beginning of period . . . . . . . . .  $ 12.47   $ 11.09   $    8.41   $  10.00
Income from investment operations (a):
  Net investment income (loss). . . . .    (0.14)    (0.06)      (0.08)     (0.01)
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments .. .     7.07      1.75       (1.78)     (1.58)
----------------------------------------------------------------------------------
Total income (loss) from
  investment operations . . . . . . . .     6.93      1.69       (1.86)     (1.59)
----------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income . . . . . . . . .        -     (0.01)          -          -
  Distributions of net realized gains .    (3.27)    (0.30)          -          -
----------------------------------------------------------------------------------
  Total distributions . . . . . . . . .    (3.27)    (0.31)          -          -
----------------------------------------------------------------------------------
  Net asset value per share,
    end of period . . . . . . . . . . .  $ 16.13   $ 12.47   $    6.55   $   8.41
----------------------------------------------------------------------------------
  Total return (b)(c)(d). . . . . . . .    55.63%    15.20%    (22.12%)   (15.90%)
----------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period . . . . . . . . . . .  $ 3,489     $1,634     $5,439   $  8,096
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement. . . .     2.16%     4.85%       2.46%      2.56%
    After expense reimbursement . . . .     2.00%     2.00%       2.00%      2.00%
  Ratio of net investment income (loss)
    to average net assets (b)(e). . . .   (1.33%)   (0.60%)     (1.30%)    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2002.
(c) Total return figures do not include sales charges; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

                                                                                                             CONSECO FUND GROUP
                                                                                                             2001 Annual Report
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                         CONSECO
                                                                                                                          FIXED
                                                                                                                         INCOME
       CONSECO BALANCED FUND             CONSECO CONVERTIBLE SECURITIES FUND            CONSECO HIGH YIELD FUND            FUND
-------------------------------------  ---------------------------------------  ---------------------------------------  --------
  2001      2000     1999    1998(I)     2001       2000      1999    1998(J)     2001      2000       1999    1998(K)     2001
-------------------------------------  ---------------------------------------  ---------------------------------------  --------
 10.92    $ 13.38   $11.61   $ 11.20   $  11.74   $ 14.88   $ 11.00   $ 10.00   $  8.16   $   9.97   $  9.97   $ 10.44   $  9.91
  0.20       0.19     0.12      0.19       0.24      0.34      0.06      0.08      0.76       0.73      0.55      0.60      0.51
 (0.94)      0.66     3.18      0.57      (1.63)    (1.07)     4.21      1.00     (0.43)     (1.80)     0.28     (0.48)     0.29
---------------------------------------------------------------------------------------------------------------------------------

 (0.74)      0.85     3.30      0.76      (1.39)    (0.73)     4.27      1.08      0.33      (1.07)     0.83      0.12      0.80
---------------------------------------------------------------------------------------------------------------------------------

 (0.20)     (0.21)   (0.18)    (0.22)     (0.30)    (0.29)    (0.24)    (0.08)    (0.78)     (0.74)    (0.83)    (0.59)    (0.51)
     -      (3.10)   (1.35)    (0.13)     (0.49)    (2.12)    (0.15)        -         -          -         -         -     (0.10)
---------------------------------------------------------------------------------------------------------------------------------
 (0.20)     (3.31)   (1.53)    (0.35)     (0.79)    (2.41)    (0.39)    (0.08)    (0.78)     (0.74)    (0.83)    (0.59)    (0.61)
---------------------------------------------------------------------------------------------------------------------------------

  9.98    $ 10.92   $13.38   $ 11.61   $   9.56   $ 11.74   $ 14.88   $ 11.00   $  7.71   $   8.16   $  9.97   $  9.97   $ 10.10
---------------------------------------------------------------------------------------------------------------------------------
(6.79%)      6.79%   28.79%     6.83%   (11.77%)   (4.07%)    39.40%    10.89%     4.17%   (11.31%)     8.57%     1.12%     8.16%
---------------------------------------------------------------------------------------------------------------------------------
20,279    $13,958   $2,854   $ 1,301   $ 17,903   $30,872   $13,690   $     1   $48,857   $ 41,319   $47,433   $11,271   $38,793
  2.18%      2.24%    2.46%     3.93%      2.40%     2.20%     2.45%   154.76%     2.11%      2.08%     2.16%     2.75%     1.80%
  2.00%      2.00%    2.00%     2.00%      2.05%     2.05%     2.05%     2.05%     1.90%      1.90%     1.90%     1.90%     1.60%
  1.93%      1.42%    1.37%     2.09%      2.65%     1.99%     1.61%     3.02%     9.45%      7.93%     8.43%     7.27%     4.98%



  CONSECO FIXED INCOME FUND
-------------------------------
    2000      1999    1998(L)
-------------------------------
   $ 9.59   $ 10.19   $ 10.24
     0.58      0.41      0.36
     0.32     (0.46)     0.14
-------------------------------

     0.90     (0.05)     0.50
-------------------------------

    (0.58)    (0.52)    (0.45)
        -     (0.03)    (0.10)
-------------------------------
    (0.58)    (0.55)    (0.55)
-------------------------------

   $ 9.91   $  9.59   $ 10.19
-------------------------------
     9.74%   (0.49%)     4.97%
-------------------------------
   $9,340   $ 5,230   $ 2,619
     1.79%     1.99%     2.77%
     1.60%     1.60%     1.60%
     6.07%     5.34%     4.83%

(g)  Period from February 18, 1998 (commencement of operations) through December 31, 1998.
(h)  Period from January 28, 1998 (commencement of operations) through December 31, 1998.
(i)  Period from February 10, 1998 (commencement of operations) through December 31, 1998.
(j)  Period from September 28, 1998 (commencement of operations) through December 31 ,1998.
(k)  Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l)  Period from March 20, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.

Financial  Highlights
------------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the year or period ended December 31



                                                CONSECO
                                               SCIENCE &
                                            TECHNOLOGY FUND                  CONSECO 20 FUND              CONSECO EQUITY FUND
                                          --------------------  ----------------------------------------  --------------------
CLASS C SHARES                              2001      2000(f)     2001       2000       1999    1998(g)      2001       2000
                                          --------------------  ----------------------------------------  --------------------
Net asset value per share,
  beginning of period. . . . . . . . . .  $   6.92   $  10.00   $  11.52   $  20.46   $ 12.75   $ 11.82   $    9.63   $ 16.12
Income from investment operations (a):
  Net investment income (loss) . . . . .     (0.06)     (0.05)     (0.12)     (0.39)    (0.09)    (0.07)      (0.04)    (0.20)
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments .         (3.87)     (3.03)     (5.42)     (5.13)     8.96      1.00       (1.04)     0.39
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations. . . . . . . . .     (3.93)     (3.08)     (5.54)     (5.52)     8.87      0.93       (1.08)     0.19
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income. . . . . . . . . .         -          -          -          -         -         -           -         -
  Distributions of net realized gains  .         -          -          -      (3.42)    (1.16)        -    (0.00)(m)    (6.68)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions. . . . . . . . . .         -          -          -      (3.42)    (1.16)        -       (0.00)    (6.68)
------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
  end of period .. . . . . . . . . . . .  $   2.99   $   6.92   $   5.98   $  11.52   $ 20.46   $ 12.75   $    8.55   $  9.63
------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . .   (56.79%)   (30.80%)   (48.09%)   (26.02%)    69.54%     7.87%    (11.19%)     4.51%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period. . . . . . . . . . . .  $  4,684   $  5,122   $ 40,383   $ 64,272   $37,093   $ 2,982   $  20,055   $13,793
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement . . . .      2.68%      2.67%      2.17%      2.01%     2.20%     2.72%       2.10%     1.97%
    After expense reimbursement. . . . .      2.25%      2.25%      2.17%      2.01%     2.18%     2.25%       2.00%     1.97%
  Ratio of net investment income (loss)
    to average net assets (b)(e) . . . .    (2.00%)    (1.73%)    (1.69%)    (1.64%)   (1.52%)   (0.81%)     (0.57%)   (1.30%)


                                         CONSECO EQUITY FUND  CONSECO LARGE-CAP FUND
                                          ------------------  ----------------------
CLASS C SHARES                              1999    1998(h)     2001      2000(f)
                                          ------------------  ----------------------
Net asset value per share,
  beginning of period. . . . . . . . . .  $ 12.54   $ 11.98   $   8.42   $  10.00
Income from investment operations (a):
  Net investment income (loss) . . . . .    (0.07)    (0.06)     (0.10)     (0.01)
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments .         7.02      0.93      (1.76)     (1.57)
----------------------------------------------------------------------------------
Total income (loss) from
  investment operations. . . . . . . . .     6.95      0.87      (1.86)     (1.58)
----------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income. . . . . . . . . .        -     (0.01)         -          -
  Distributions of net realized gains  .    (3.37)    (0.30)         -          -
----------------------------------------------------------------------------------
  Total distributions. . . . . . . . . .    (3.37)    (0.31)         -          -
----------------------------------------------------------------------------------
Net asset value per share,
  end of period .. . . . . . . . . . . .  $ 16.12   $ 12.54   $   6.56   $   8.42
----------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . .    55.89%     7.21%   (22.09%)   (15.80%)
----------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period. . . . . . . . . . . .  $ 2,972   $   616   $  4,825   $  7,513
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement . . . .     2.16%     8.51%      2.46%      2.56%
    After expense reimbursement. . . . .     2.00%     2.00%      2.00%      2.00%
  Ratio of net investment income (loss)
    to average net assets (b)(e) . . . .   (1.33%)   (0.68%)    (1.30%)    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2002.
(c) Total return figures do not include sales charges; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.

                                                                                                             CONSECO FUND GROUP
                                                                                                             2001 Annual Report
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        CONSECO
                                                                                                                         FIXED
                                                                                                                        INCOME
       CONSECO BALANCED FUND            CONSECO CONVERTIBLE SECURITIES FUND            CONSECO HIGH YIELD FUND           FUND
------------------------------------  --------------------------------------  ---------------------------------------  --------
  2001     2000     1999    1998(i)     2001       2000     1999    1998(j)     2001      2000       1999    1998(k)     2001
------------------------------------  --------------------------------------  ---------------------------------------  --------
  11.01   $13.46   $11.66   $ 11.31   $  11.78   $ 14.91   $11.00   $ 10.00   $  8.15   $   9.95   $  9.95   $ 10.44   $  9.95

   0.19     0.19     0.13      0.20       0.24      0.34     0.06      0.08      0.75       0.73      0.50      0.59      0.51


  (0.94)    0.66     3.20      0.48      (1.63)    (1.06)    4.23      1.00     (0.42)     (1.79)     0.33     (0.50)     0.30
-------------------------------------------------------------------------------------------------------------------------------

  (0.75)    0.85     3.33      0.68      (1.39)    (0.72)    4.29      1.08      0.33      (1.06)     0.83      0.09      0.81
-------------------------------------------------------------------------------------------------------------------------------

  (0.20)   (0.20)   (0.18)    (0.20)     (0.30)    (0.29)   (0.23)    (0.08)    (0.78)     (0.74)    (0.83)    (0.58)    (0.51)
      -    (3.10)   (1.35)    (0.13)     (0.49)    (2.12)   (0.15)        -         -          -         -         -     (0.10)
-------------------------------------------------------------------------------------------------------------------------------
  (0.20)   (3.30)   (1.53)    (0.33)     (0.79)    (2.41)   (0.38)    (0.08)    (0.78)     (0.74)    (0.83)    (0.58)    (0.61)
-------------------------------------------------------------------------------------------------------------------------------

 $10.06   $11.01   $13.46   $ 11.66   $   9.60   $ 11.78   $14.91   $ 11.00   $  7.70   $   8.15   $  9.95   $  9.95   $ 10.15
-------------------------------------------------------------------------------------------------------------------------------
 (6.77%)    6.79%   28.81%     6.10%   (11.72%)   (3.99%)   39.52%    10.89%     4.18%   (11.22%)     8.60%     0.88%     8.26%
-------------------------------------------------------------------------------------------------------------------------------

$28,946   $8,487   $2,264   $ 1,197   $  7,417   $11,919   $4,107   $     1   $25,532   $ 18,645   $18,541   $ 3,685   $57,239

   2.18%    2.24%    2.46%     3.40%      2.40%     2.20%    2.45%   154.76%     2.11%      2.08%     2.16%     3.03%     1.80%

   2.00%    2.00%    2.00%     2.00%      2.05%     2.05%    2.05%     2.05%     1.90%      1.90%     1.90%     1.90%     1.60%

   1.93%    1.42%    1.37%     2.08%      2.65%     1.99%    1.61%     3.02%     9.45%      7.93%     8.43%     7.22%     4.98%


 CONSECO FIXED INCOME FUND
---------------------------
   2000      1999   1998(l)
---------------------------
$ 9.63   $ 10.23   $ 10.13

  0.58      0.41      0.38

  0.32     (0.45)     0.26
---------------------------

  0.90     (0.04)     0.64
---------------------------

 (0.58)    (0.53)    (0.44)

     -     (0.03)    (0.10)
---------------------------
 (0.58)    (0.56)    (0.54)
---------------------------

$ 9.95   $  9.63   $ 10.23
---------------------------
  9.69%   (0.47%)     6.44%
---------------------------

$5,171   $ 2,655   $   539

  1.79%     1.99%     5.91%

  1.60%     1.60%     1.60%

  6.07%     5.34%     4.98%

(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from March 10, 1998 (commencement of operations) through December 31, 1998.
(h) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 13, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31 ,1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 5, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.

Financial  Highlights
------------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the year or period ended December 31


                                           CONSECO SCIENCE &
                                           TECHNOLOGY FUND                  CONSECO 20 FUND               CONSECO EQUITY FUND
                                         --------------------  ----------------------------------------  ---------------------
CLASS Y SERIES                             2001      2000(f)     2001       2000       1999    1998(g)      2001       2000
                                         --------------------  ----------------------------------------  ---------------------
Net asset value per share,
  beginning of period . . . . . . . . .  $   6.96   $  10.00   $  11.70   $  20.49   $ 12.68   $ 12.33   $   10.16   $  16.47
Income from investment operations (a):
  Net investment income (loss). . . . .     (0.04)     (0.02)     (0.05)     (0.16)    (0.01)     0.04        0.03      (0.05)
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments. . .     (3.89)     (3.02)     (5.52)     (5.21)     9.04      0.31       (1.09)      0.42
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations . . . . . . . .     (3.93)     (3.04)     (5.57)     (5.37)     9.03      0.35       (1.06)      0.37
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income . . . . . . . . .         -          -          -          -         -         -       (0.01)         -
  Distributions of net realized gains .         -          -          -      (3.42)    (1.22)        -    (0.00)(c)     (6.68)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions . . . . . . . . .         -          -          -      (3.42)    (1.22)        -       (0.01)     (6.68)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share,
    end of period . . . . . . . . . . .  $   3.03   $   6.96   $   6.13   $  11.70   $ 20.49   $ 12.68   $    9.09   $  10.16
------------------------------------------------------------------------------------------------------------------------------
  Total return (b)(d) . . . . . . . . .   (56.47%)   (30.40%)   (47.61%)   (25.23%)    71.36%     2.84%    (10.38%)      5.51%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
    Net assets (dollars in thousands),
      end of period . . . . . . . . . .  $  1,080   $  2,242   $ 20,149   $ 30,401   $55,806   $   172   $  87,671   $106,512
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement. . . .      1.68%      1.67%      1.17%      1.01%     1.20%     3.77%       1.10%      0.97%
    After expense reimbursement . . . .      1.25%      1.25%      1.17%      1.01%     1.18%     1.25%       1.00%      0.97%
  Ratio of net investment income (loss)
    to average net assets (b)(e). . . .    (1.00%)    (0.73%)    (0.69%)    (0.64%)   (0.52%)     0.62%       0.42%    (0.30%)


                                                                               CONSECO
                                                CONSECO EQUITY FUND         LARGE-CAP FUND
                                         -----------------------------  --------------------
CLASS Y SERIES                               1999       1998      1997      2001     2000(f)
                                         -----------------------------  --------------------
Net asset value per share,
  beginning of period . . . . . . . . .  $  12.67   $ 11.13   $ 10.00   $   8.45   $  10.00
Income from investment operations (a):
  Net investment income (loss). . . . .     (0.03)     0.05         -      (0.01)         -
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments .         7.24      1.83      2.35      (1.79)     (1.55)
--------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations . . . . . . . .      7.21      1.88      2.35      (1.80)     (1.55)
--------------------------------------------------------------------------------------------
Distributions:
  Dividends from net
    investment income . . . . . . . . .         -     (0.04)        -          -          -
  Distributions of net realized gains .     (3.41)    (0.30)    (1.22)         -          -
--------------------------------------------------------------------------------------------
  Total distributions . . . . . . . . .     (3.41)    (0.34)    (1.22)         -          -
--------------------------------------------------------------------------------------------
  Net asset value per share,
    end of period . . . . . . . . . . .  $  16.47   $ 12.67   $ 11.13   $   6.65   $   8.45
--------------------------------------------------------------------------------------------
  Total return (b)(d) . . . . . . . . .     57.13%    16.82%    23.50%   (21.30%)   (15.50%)
--------------------------------------------------------------------------------------------
Ratios/supplemental data:
    Net assets (dollars in thousands),
      end of period . . . . . . . . . .  $110,008   $60,816   $60,334   $  2,064   $  1,268
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement. . . .      1.16%     1.42%     1.24%      1.46%      1.56%
    After expense reimbursement . . . .      1.00%     1.00%     1.00%      1.00%      1.00%
  Ratio of net investment income (loss)
    to average net assets (b)(e). . . .    (0.33%)     0.40%     0.03%    (0.30%)      0.34%

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.25% for the Conseco Science & Technology and Conseco 20, 1.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 1.05% for the Conseco Convertible Securities, 0.90% for the Conseco High Yield and 0.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2002.
(c)  Amount calculated is less than $0.005 per share.

                                                                                                            CONSECO FUND GROUP
                                                                                                            2001 Annual Report
------------------------------------------------------------------------------------------------------------------------------


             CONSECO BALANCED FUND               CONSECO CONVERTIBLE SECURITIES FUND             CONSECO HIGH YIELD FUND
---------------------------------------------  ---------------------------------------  --------------------------------------
 2001       2000     1999     1998      1997      2001       2000      1999    1998(G)     2001      2000       1999     1998
---------------------------------------------  ---------------------------------------  --------------------------------------
11.17    $ 13.59   $11.75   $10.78   $ 10.00   $  11.81   $ 14.94   $ 11.00   $ 10.00   $  8.24   $  10.03   $ 10.02   $10.49

 0.31       0.34     0.24     0.32      0.19       0.35      0.51      0.04      0.11      0.82       0.90      0.45     0.62

(0.96)      0.66     3.24     1.06      1.58      (1.64)    (1.08)     4.38      1.00     (0.41)     (1.86)     0.48    (0.48)
---------------------------------------------  ---------------------------------------  --------------------------------------

(0.65)      1.00     3.48     1.38      1.77      (1.29)    (0.57)     4.42      1.11      0.41      (0.96)     0.93     0.14
---------------------------------------------  ---------------------------------------  --------------------------------------

(0.30)     (0.32)   (0.29)   (0.28)    (0.28)     (0.41)    (0.44)    (0.33)    (0.11)    (0.86)     (0.83)    (0.92)   (0.61)

    -      (3.10)   (1.35)   (0.13)    (0.71)     (0.49)    (2.12)    (0.15)        -         -          -         -        -
---------------------------------------------  ---------------------------------------  --------------------------------------
(0.30)     (3.42)   (1.64)   (0.41)    (0.99)     (0.90)    (2.56)    (0.48)    (0.11)    (0.86)     (0.83)    (0.92)   (0.61)
---------------------------------------------  ---------------------------------------  --------------------------------------

10.22    $ 11.17   $13.59   $11.75   $ 10.78   $   9.62   $ 11.81   $ 14.94   $ 11.00   $  7.79   $   8.24   $ 10.03   $10.02
---------------------------------------------  ---------------------------------------  --------------------------------------
(5.83%)     7.82%   30.07%   12.90%    17.87%   (10.87%)   (3.04%)    40.91%    11.17%     5.15%   (10.14%)     9.64%    1.36%
---------------------------------------------  ---------------------------------------  --------------------------------------

16,912   $15,784   $9,186   $4,138   $12,037   $  5,475   $ 9,787   $30,357   $     1   $11,913   $  7,388   $24,021   $1,237

 1.18%      1.24%    1.46%    2.19%     2.14%       .40%     1.20%     1.45%   149.31%     1.11%      1.08%     1.16%    3.24%

 1.00%      1.00%    1.00%    1.00%     1.00%      1.05%     1.05%     1.05%     1.05%     0.90%      0.90%     0.90%    0.90%

 2.93%      2.42%    2.37%    2.67%     2.76%      3.65%     2.99%     2.61%     3.87%    10.45%      8.93%     9.43%    7.66%


            CONSECO FIXED INCOME FUND
------------------------------------------------
   2001      2000      1999      1998      1997
------------------------------------------------
$  9.98   $  9.64   $ 10.25   $ 10.15   $ 10.00

   0.61      0.69      0.58      0.65      0.68

   0.28      0.32     (0.54)     0.17      0.21
------------------------------------------------

   0.89      1.01      0.04      0.82      0.89
------------------------------------------------
  (0.60)    (0.67)    (0.62)    (0.60)    (0.61)

  (0.10)        -     (0.03)    (0.12)    (0.13)
------------------------------------------------
  (0.70)    (0.67)    (0.65)    (0.72)    (0.74)
------------------------------------------------

$ 10.17   $  9.98   $  9.64   $ 10.25   $ 10.15
------------------------------------------------
   9.20%    10.96%     0.38%     8.32%     9.18%
------------------------------------------------
$48,376   $27,189   $27,044   $14,403   $21,876

   0.80%     0.79%     0.99%     1.46%     1.44%

   0.60%     0.60%     0.60%     0.60%     0.60%

   5.98%     7.07%     6.34%     6.26%     6.28%

(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from September 28, 1998 (commencement of operations) through December 31, 1998.

Financial Highlights
--------------------------------------------------------------------------------------------------------------------------

For the year or period ended December 31


SUPPLEMENTAL DATA FOR ALL CLASSES:

                                CONSECO                            CONSECO                  CONSECO      CONSECO    CONSECO
                               SCIENCE &     CONSECO    CONSECO    LARGE-     CONSECO     CONVERTIBLE     HIGH       FIXED
                               TECHNOLOGY      20       EQUITY       CAP      BALANCED    SECURITIES      YIELD     INCOME
                                  FUND        FUND       FUND       FUND        FUND         FUND         FUND       FUND
                              ------------  ---------  ---------  ---------  ----------  -------------  ---------  ---------
Net Assets
(dollars in thousands),
  2001 . . . . . . . . . . .  $    24,188   $130,603   $144,068   $ 21,746   $  88,939   $     35,278   $114,013   $209,711
  2000(a). . . . . . . . . .       31,913    217,156    155,135     30,614      62,539         67,601     87,040     74,393
  1999 . . . . . . . . . . .          n/a    217,595    145,950        n/a      46,236         71,081    132,588     65,610
  1998(b). . . . . . . . . .          n/a     44,269     89,270        n/a      32,700         27,614     44,392     48,245
  1997 . . . . . . . . . . .          n/a        n/a     65,211        n/a      13,113            n/a        n/a     22,029
Portfolio turnover rate
  2001 . . . . . . . . . . .           39%         8%       120%        85%        226%           280%       197%       744%
  2000(a). . . . . . . . . .          263%       449%       440%       190%        386%           187%       256%       342%
  1999 . . . . . . . . . . .          n/a        280%       364%       n/a         321%           115%       312%       361%
  1998(b). . . . . . . . . .          n/a        412%       350%       n/a         341%            13%       432%       421%
  1997 . . . . . . . . . . .          n/a        n/a        199%       n/a         507%           n/a        n/a        368%

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000 for the Conseco Science & Technology Fund and the Conseco Large-Cap Fund.
(b) Period from September 28, 1998 (commencement of operations) through December 31, 1998 for the Conseco Convertible Securities Fund.

                                                              Conseco Fund Group
Report of Independent Accountants                             2001 Annual Report
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of Conseco Fund Group:


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (eight of the portfolios comprising Conseco Fund Group, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
February 22, 2002

Board of Trustees
------------------------------------------------------------------------------------------------------------------------


NAME, (AGE)                 POSITION HELD                   PRINCIPAL OCCUPATION(S)
ADDRESS                     WITH TRUST                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR. (76)  Chairman of the Board, Trustee  Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.   Since December 1996             Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                                            Chairman of the Board and Trustee of other mutual funds
                                                            managed by the Adviser.

MAXWELL E. BUBLITZ* (46)    President and Trustee           Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.   Since December 1996             Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                                            President and Trustee of other mutual funds managed by
                                                            the Adviser.

GREGORY J. HAHN* (41)       Vice President for Investments  Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.   and Trustee                     Portfolio Manager of the fixed income portion of Balanced
Carmel, IN 46032            Since December 1996             and Fixed Income Funds. Trustee and portfolio manager of
                                                            other mutual funds managed by the Adviser.

HAROLD W. HARTLEY (78)      Trustee                         Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St.   Since December 1996             Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                            Services, Inc. Trustee of other mutual funds managed by
                                                            the Adviser.

DR. R. JAN LECROY (70)      Trustee                         Director, Southwest Securities Group, Inc. Retired, President,
11825 N. Pennsylvania St.   Since December 1996             Dallas Citizens Council. Trustee of other mutual funds man-
Carmel, IN 46032                                            aged by the Adviser.

DR. JESS H. PARRISH (74)    Trustee                         Higher Education Consultant. Former President, Midland
11825 N. Pennsylvania St.   Since December 1996             College. Trustee of other mutual funds managed by the
Carmel, IN 46032                                            Adviser.

DAVID N. WALTHALL (56)      Trustee                         Principal, Walthall Asset Management. Former President,
11825 N. Pennsylvania St.   Since October 1998              Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                            Formerly, President and CEO, Heritage Media Corporation.
                                                            Formerly, Director, Eagle National Bank. Trustee of other
                                                            mutual funds managed by the Adviser.

---------------
* The Trustee so indicated is an interested person as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.
All Trustees will serve until their successors are duly elected and qualified.
All Trustees oversee the 18 portfolios that make up the Conseco fund complex including Conseco Fund Group,
       Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

INVESTMENT  ADVISER
          Conseco Capital Management, Inc.
          Carmel, IN

TRANSFER AGENT
          US Bancorp Fund Services, LLC
          Milwaukee, WI

INDEPENDENT ACCOUNTANTS
          PricewaterhouseCoopers LLP
          Chicago, IL

INVESTMENT SUB-ADVISERS
          Oak Associates, ltd.
          Akron, OH
          Chicago Equity Partners, LLP
          Chicago, IL

DISTRIBUTOR
          Conseco Equity Sales, Inc.
          Carmel, IN

CUSTODIAN
          The Bank of New York
          New York, NY

LEGAL COUNSEL
          Kirkpatrick & Lockhart LLP
          Washington, DC

CONSECO SCIENCE & TECHNOLOGY FUND                             CSTAX

CONSECO 20 FUND                                               CTWAX

CONSECO EQUITY FUND                                           CEYAX

CONSECO LARGE-CAP FUND                                        CELAX

CONSECO BALANCED FUND                                         COAAX

CONSECO CONVERTIBLE SECURITIES FUND                           CCSAX

CONSECO HIGH YIELD FUND                                       CHYAX

CONSECO FIXED INCOME FUND                                     COFAX



The NASDAQ symbols are for Class A shares. For more information, please contact us today:



                               CONSECO FUND GROUP

                                 distributed by
                           CONSECO EQUITY SALES, INC.

                 11815 N. Pennsylvania Street, Carmel, IN 46032

Shareholder Services: (800) 986-3384
Broker/Dealer and RIA Services: (800) 825-1530              www.consecofunds.com